UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 94.7%
Dynamic – 15.5%
5,244,982	Goldman Sachs Tactical Exposure Fund - Class R6	$ 51,243,479
1,808,632	Goldman Sachs Managed Futures Strategy Fund - Class R6	18,466,135
984,892	Goldman Sachs Alternative Premia Fund - Class R6	8,558,707

		78,268,321

Equity – 25.9%
4,665,290	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	46,233,027
2,007,989	Goldman Sachs International Equity Insights Fund - Class R6	26,947,207
1,410,324	Goldman Sachs Global Real Estate Securities Fund - Class R6	14,751,985
1,069,304	Goldman Sachs Global Infrastructure Fund - Class R6	11,024,524
245,861	Goldman Sachs Large Cap Growth Insights Fund - Class R6	8,732,982
375,095	Goldman Sachs Large Cap Value Insights Fund - Class R6	8,615,922
280,558	Goldman Sachs Small Cap Equity Insights Fund - Class R6	8,340,986
482,913	Goldman Sachs International Small Cap Insights Fund - Class R6	6,017,094

		130,663,727

Exchange Traded Funds – 16.7%
570,332	Goldman Sachs Access Investment Grade Corporate Bond ETF	27,396,924
366,598	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	21,537,632
547,053	Goldman Sachs ActiveBeta International Equity ETF	16,170,887
273,175	Goldman Sachs Access High Yield Corporate Bond ETF	13,332,033
179,877	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,889,173

		84,326,649

Fixed Income – 36.6%
9,229,751	Goldman Sachs Global Income Fund - Class R6	110,572,421
3,529,947	Goldman Sachs Emerging Markets Debt Fund - Class R6	41,688,680
3,465,559	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	19,303,166
2,045,126	Goldman Sachs High Yield Fund - Class R6	13,129,708

		184,693,975

TOTAL UNDERLYING FUNDS – 94.7% (Cost $494,194,970)		$477,952,672

Shares	Distribution Rate	Value
Investment Company(a) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,133,179	2.060%	$ 14,133,179
(Cost $14,133,179)

TOTAL INVESTMENTS – 97.5% (Cost $508,328,149)		$492,085,851

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		12,664,217

NET ASSETS – 100.0%		$504,750,068

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	12,155,675	EUR	10,380,000	12/19/18	$21,160
	USD	112,302	ILS	400,000	12/19/18	1,638
	USD	12,359	NOK	100,000	12/19/18	29
	USD	13,307	NZD	20,000	12/19/18	44
	USD	9,101,654	JPY	1,008,000,000	12/19/18	170,956
	USD	641,396	DKK	4,080,000	12/19/18	1,501
	USD	2,947,489	CHF	2,840,000	12/19/18	30,904

TOTAL						$226,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	SGD	80,000	USD	58,693	12/19/18	$(70)
	SEK	75,000	USD	8,586	12/19/18	(87)
	DKK	330,000	USD	52,479	12/19/18	(723)
	AUD	90,000	USD	65,336	12/19/18	(238)
	CHF	60,000	USD	62,679	12/19/18	(1,061)
	HKD	1,210,000	USD	155,092	12/19/18	(345)
	GBP	305,000	USD	402,984	12/19/18	(3,879)
	EUR	720,000	USD	853,689	12/19/18	(11,988)
	JPY	37,000,000	USD	329,850	12/19/18	(2,037)
	USD	2,416,804	AUD	3,360,000	12/19/18	(13,502)
	USD	6,473,284	GBP	4,970,000	12/19/18	(30,173)
	USD	1,285,088	HKD	10,070,000	12/19/18	(2,764)
	USD	250,692	NOK	2,100,000	12/19/18	(8,241)
	USD	59,276	NZD	90,000	12/19/18	(409)
	USD	950,586	SEK	8,550,000	12/19/18	(18,361)
	USD	495,145	SGD	680,000	12/19/18	(3,151)

TOTAL						$(97,029)

FUTURES CONTRACTS — At September 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	176	12/21/18	$25,687,200	$128,139

Short position contracts:
Eurodollars	(777)	03/16/20	(188,101,988)	2,224,704
Euro Buxl 30 Year Bonds	(80)	12/06/18	(16,191,545)	269,367

Total				$2,494,071

TOTAL FUTURES CONTRACTS				$2,622,210

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.00	12/17/2018	32	$80,000	$107,200	$108,474	$(1,274)
Eurodollar Futures	96.50	12/17/2018	35	87,500	73,500	74,456	(956)
Eurodollar Futures	97.25	12/17/2018	85	212,500	22,313	116,634	(94,321)
Eurodollar Futures	99.00	12/17/2018	2,824	7,060,000	17,650	218,324	(200,674)
Eurodollar Futures	96.00	03/18/2019	37	92,500	107,300	108,773	(1,473)
Eurodollar Futures	96.50	03/18/2019	39	97,500	64,350	71,266	(6,916)
Eurodollar Futures	97.13	03/18/2019	222	555,000	58,275	407,664	(349,389)
Eurodollar Futures	99.00	03/18/2019	2,098	5,245,000	13,112	214,646	(201,534)
Eurodollar Futures	96.88	06/17/2019	304	760,000	150,100	553,466	(403,366)
Eurodollar Futures	99.00	06/17/2019	1,149	2,872,500	7,181	146,279	(139,098)
Eurodollar Futures	96.75	09/16/2019	298	745,000	193,700	642,527	(448,827)
Eurodollar Futures	97.75	09/16/2019	119	297,500	5,950	58,900	(52,950)
Eurodollar Futures	96.50	12/16/2019	181	452,500	192,313	345,457	(153,144)
Eurodollar Futures	96.00	03/16/2020	125	312,500	264,062	312,840	(48,778)
Eurodollar Futures	97.00	06/15/2020	232	580,000	133,400	175,439	(42,039)
Eurodollar Futures	97.00	09/14/2020	187	467,500	125,057	155,798	(30,741)
Eurodollar Futures	96.75	12/14/2020	70	175,000	72,187	82,412	(10,225)

TOTAL			8,037	$20,092,500	$1,607,650	$3,793,355	$(2,185,705)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,940.00	10/03/2018	(7)	$(700)	$(1,015)	$(5,910)	$4,895
S&P 500 Index	2,930.00	10/10/2018	(7)	(700)	(6,510)	(6,916)	406
S&P 500 Index	2,945.00	10/17/2018	(7)	(700)	(6,706)	(7,354)	648
S&P 500 Index	2,955.00	10/24/2018	(7)	(700)	(6,636)	(8,749)	2,113
S&P 500 Index	2,915.00	10/31/2018	(1)	(100)	(3,250)	(1,499)	(1,751)
S&P 500 Index	2,935.00	10/31/2018	(1)	(100)	(2,010)	(1,849)	(161)
S&P 500 Index	2,940.00	10/31/2018	(1)	(100)	(1,740)	(1,651)	(89)
S&P 500 Index	2,950.00	10/31/2018	(7)	(700)	(9,954)	(9,738)	(216)
S&P 500 Index	2,960.00	10/31/2018	(6)	(600)	(6,510)	(6,667)	157
S&P 500 Index	2,965.00	10/31/2018	(8)	(800)	(7,320)	(8,485)	1,165
S&P 500 Index	2,970.00	10/31/2018	(7)	(700)	(5,565)	(8,589)	3,024
S&P 500 Index	2,955.00	10/31/2018	(5)	(500)	(6,075)	(6,085)	10
S&P 500 Index	2,975.00	11/30/2018	(1)	(100)	(1,940)	(1,799)	(141)
S&P 500 Index	2,980.00	11/30/2018	(1)	(100)	(1,760)	(1,859)	99
S&P 500 Index	2,990.00	11/30/2018	(2)	(200)	(3,340)	(3,479)	139

			(68)	$(6,800)	$(70,331)	$(80,629)	$10,298

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
S&P 500 Index	2,860.00	10/03/2018	(7)	$(700)	$(1,085)	$(14,594)	$13,509
S&P 500 Index	2,850.00	10/10/2018	(7)	(700)	(4,025)	(11,508)	7,483
S&P 500 Index	2,870.00	10/17/2018	(7)	(700)	(7,980)	(10,218)	2,238
S&P 500 Index	2,880.00	10/24/2018	(7)	(700)	(11,270)	(11,190)	(80)
S&P 500 Index	2,775.00	10/31/2018	(1)	(100)	(810)	(4,844)	4,034
S&P 500 Index	2,875.00	10/31/2018	(6)	(600)	(10,860)	(11,642)	782
S&P 500 Index	2,800.00	10/31/2018	(1)	(100)	(960)	(3,678)	2,718
S&P 500 Index	2,805.00	10/31/2018	(1)	(100)	(1,000)	(3,328)	2,328
S&P 500 Index	2,840.00	10/31/2018	(5)	(500)	(6,625)	(13,878)	7,253
S&P 500 Index	2,860.00	10/31/2018	(1)	(100)	(1,655)	(2,027)	372
S&P 500 Index	2,865.00	10/31/2018	(5)	(500)	(9,000)	(8,816)	(184)
S&P 500 Index	2,870.00	10/31/2018	(5)	(500)	(8,825)	(9,135)	310
S&P 500 Index	2,880.00	10/31/2018	(5)	(500)	(10,170)	(10,380)	210
S&P 500 Index	2,885.00	10/31/2018	(5)	(500)	(10,825)	(10,790)	(35)
S&P 500 Index	2,820.00	11/30/2018	(1)	(100)	(2,495)	(4,009)	1,514
S&P 500 Index	2,840.00	11/30/2018	(1)	(100)	(2,840)	(3,279)	439
S&P 500 Index	2,855.00	11/30/2018	(2)	(200)	(6,260)	(6,453)	193

			(67)	$(6,700)	$(96,685)	$(139,769)	$43,084

TOTAL			(135)	$(13,500)	$(167,016)	$(220,398)	$53,382

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 95.3%
Equity – 72.8%
6,152,882	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	$ 60,975,060
3,629,094	Goldman Sachs International Equity Insights Fund - Class R6	48,702,445
1,166,139	Goldman Sachs Large Cap Growth Insights Fund - Class R6	41,421,248
1,766,277	Goldman Sachs Large Cap Value Insights Fund - Class R6	40,571,393
2,114,174	Goldman Sachs Global Real Estate Securities Fund - Class R6	22,114,264
676,563	Goldman Sachs Small Cap Equity Insights Fund - Class R6	20,114,218
979,831	Goldman Sachs International Small Cap Insights Fund - Class R6	12,208,693

		246,107,321

Exchange Traded Funds – 22.5%
560,479	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	32,928,142
721,738	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	23,629,702
657,245	Goldman Sachs ActiveBeta International Equity ETF	19,428,162

		75,986,006

TOTAL UNDERLYING FUNDS — 95.3% (Cost $269,983,126)		$322,093,327

Shares	Distribution Rate	Value
Investment Company(a) – 2.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,683,411	2.060%	$ 9,683,411
(Cost $9,683,411)

TOTAL INVESTMENTS – 98.2% (Cost $279,666,537)		$331,776,738

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		6,059,881

NET ASSETS – 100.0%		$337,836,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE China A50 Index	82	10/30/18	$976,825	$37,018
Mini MSCI EAFE Index	19	12/21/18	1,876,725	27,309
MSCI Emerging Markets Index	29	12/21/18	1,522,065	17,655
S&P 500 E-Mini Index	81	12/21/18	11,821,950	54,610
Topix Index	9	12/13/18	1,439,667	14,892

TOTAL FUTURES CONTRACTS				$151,484

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 92.9%
Dynamic – 15.4%
10,063,340	Goldman Sachs Tactical Exposure Fund - Class R6	$ 98,318,832
2,534,076	Goldman Sachs Managed Futures Strategy Fund - Class R6	25,872,913
2,705,463	Goldman Sachs Alternative Premia Fund - Class R6	23,510,470

		147,702,215

Equity – 42.9%
12,079,995	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	119,712,753
6,801,091	Goldman Sachs International Equity Insights Fund - Class R6	91,270,635
2,057,731	Goldman Sachs Large Cap Value Insights Fund - Class R6	47,266,079
1,319,487	Goldman Sachs Large Cap Growth Insights Fund - Class R6	46,868,169
3,706,768	Goldman Sachs Global Real Estate Securities Fund - Class R6	38,772,794
2,948,076	Goldman Sachs Global Infrastructure Fund - Class R6	30,394,662
742,359	Goldman Sachs Small Cap Equity Insights Fund - Class R6	22,070,323
1,128,916	Goldman Sachs International Small Cap Insights Fund - Class R6	14,066,289

		410,421,704

Exchange Traded Funds – 18.3%
1,178,014	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	69,208,322
1,732,705	Goldman Sachs ActiveBeta International Equity ETF	51,218,760
750,697	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	24,577,820
417,545	Goldman Sachs Access Investment Grade Corporate Bond ETF	20,057,526
207,275	Goldman Sachs Access High Yield Corporate Bond ETF	10,115,849

		175,178,277

Fixed Income – 16.3%
6,654,535	Goldman Sachs Global Income Fund - Class R6	79,721,326
3,905,318	Goldman Sachs Emerging Markets Debt Fund - Class R6	46,121,810
3,285,302	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	18,299,135
1,771,814	Goldman Sachs High Yield Fund - Class R6	11,375,045

		155,517,316

TOTAL UNDERLYING FUNDS – 92.9% (Cost $867,145,013)		$888,819,512

Shares	Distribution Rate	Value
Investment Company(a) – 4.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
40,238,932	2.060%	$ 40,238,932
(Cost $40,238,932)

TOTAL INVESTMENTS – 97.1% (Cost $907,383,945)		$929,058,444

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		27,951,354

NET ASSETS – 100.0%		$957,009,798

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	18,094,955	JPY	2,004,000,000	12/19/18	$339,876
	USD	190,913	ILS	680,000	12/19/18	2,784
	USD	24,170,823	EUR	20,640,000	12/19/18	42,076
	USD	1,273,359	DKK	8,100,000	12/19/18	2,979
	USD	5,863,843	CHF	5,650,000	12/19/18	61,482

TOTAL						$449,197

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	983,009	SGD	1,350,000	12/19/18	$(6,256)
	USD	1,884,496	SEK	16,950,000	12/19/18	(36,400)
	USD	118,553	NZD	180,000	12/19/18	(817)
	USD	495,415	NOK	4,150,000	12/19/18	(16,285)
	USD	2,553,586	HKD	20,010,000	12/19/18	(5,493)
	USD	12,861,907	GBP	9,875,000	12/19/18	(59,950)
	USD	4,804,837	AUD	6,680,000	12/19/18	(26,844)

TOTAL						$(152,045)

TOTAL						$297,152

FUTURES CONTRACTS — At September 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	330	12/21/18	$48,163,500	$239,451

Short position contracts:
Eurodollars	(1,852)	03/16/20	(448,346,050)	5,287,345
Euro Buxl 30 Year Bonds	(194)	12/06/18	(39,264,498)	653,215

Total				$5,940,560

TOTAL FUTURES CONTRACTS				$6,180,011

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.00	12/17/2018	86	$215,000	$288,099	$291,524	$(3,425)
Eurodollar Futures	96.50	12/17/2018	98	245,000	205,800	208,477	(2,677)
Eurodollar Futures	97.25	12/17/2018	111	277,500	29,138	179,244	(150,106)
Eurodollar Futures	99.00	12/17/2018	5,800	14,500,000	36,250	448,398	(412,148)
Eurodollar Futures	96.00	03/18/2019	99	247,500	287,100	291,042	(3,942)
Eurodollar Futures	96.50	03/18/2019	111	277,500	183,150	202,833	(19,683)
Eurodollar Futures	97.13	03/18/2019	519	1,297,500	136,238	965,751	(829,513)
Eurodollar Futures	99.00	03/18/2019	4,310	10,775,000	26,937	440,956	(414,019)
Eurodollar Futures	96.88	06/17/2019	751	1,877,500	370,806	1,278,927	(908,121)
Eurodollar Futures	99.00	06/17/2019	2,363	5,907,500	14,769	300,834	(286,065)
Eurodollar Futures	96.75	09/16/2019	707	1,767,500	459,550	1,401,075	(941,525)
Eurodollar Futures	97.75	09/16/2019	155	387,500	7,750	97,233	(89,483)
Eurodollar Futures	96.50	12/16/2019	440	1,100,000	467,500	764,707	(297,207)
Eurodollar Futures	96.00	03/16/2020	375	937,500	792,187	925,932	(133,745)
Eurodollar Futures	97.00	06/15/2020	635	1,587,500	365,125	481,333	(116,208)
Eurodollar Futures	97.00	09/14/2020	510	1,275,000	341,063	425,812	(84,749)
Eurodollar Futures	96.75	12/14/2020	185	462,500	190,782	217,804	(27,022)

TOTAL			17,255	$43,137,500	$4,202,244	$8,921,882	$(4,719,638)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,940.00	10/03/2018	(17)	$(1,700)	$(2,465)	$(14,352)	$11,887
S&P 500 Index	2,930.00	10/10/2018	(17)	(1,700)	(15,810)	(16,795)	985
S&P 500 Index	2,945.00	10/17/2018	(17)	(1,700)	(16,286)	(17,860)	1,574
S&P 500 Index	2,955.00	10/24/2018	(17)	(1,700)	(16,116)	(21,248)	5,132
S&P 500 Index	2,915.00	10/31/2018	(3)	(300)	(9,750)	(4,497)	(5,253)
S&P 500 Index	2,935.00	10/31/2018	(1)	(100)	(2,010)	(1,849)	(161)
S&P 500 Index	2,940.00	10/31/2018	(4)	(400)	(6,960)	(6,603)	(357)
S&P 500 Index	2,950.00	10/31/2018	(17)	(1,700)	(24,174)	(23,610)	(564)
S&P 500 Index	2,955.00	10/31/2018	(14)	(1,400)	(17,010)	(17,037)	27
S&P 500 Index	2,960.00	10/31/2018	(16)	(1,600)	(17,360)	(17,667)	307
S&P 500 Index	2,965.00	10/31/2018	(20)	(2,000)	(18,300)	(21,648)	3,348
S&P 500 Index	2,970.00	10/31/2018	(19)	(1,900)	(15,105)	(22,691)	7,586
S&P 500 Index	2,975.00	11/30/2018	(2)	(200)	(3,880)	(3,599)	(281)
S&P 500 Index	2,980.00	11/30/2018	(3)	(300)	(5,280)	(5,578)	298
S&P 500 Index	2,990.00	11/30/2018	(5)	(500)	(8,350)	(8,881)	531

			(172)	$(17,200)	$(178,856)	$(203,915)	$25,059

Puts
S&P 500 Index	2,860.00	10/03/2018	(17)	(1,700)	(2,635)	(35,442)	32,807
S&P 500 Index	2,850.00	10/10/2018	(17)	(1,700)	(9,775)	(27,948)	18,173
S&P 500 Index	2,870.00	10/17/2018	(17)	(1,700)	(19,380)	(24,815)	5,435
S&P 500 Index	2,880.00	10/24/2018	(17)	(1,700)	(27,370)	(27,176)	(194)
S&P 500 Index	2,775.00	10/31/2018	(3)	(300)	(2,430)	(14,531)	12,101
S&P 500 Index	2,800.00	10/31/2018	(1)	(100)	(960)	(3,678)	2,718
S&P 500 Index	2,805.00	10/31/2018	(4)	(400)	(4,000)	(13,312)	9,312
S&P 500 Index	2,840.00	10/31/2018	(13)	(1,300)	(17,225)	(35,393)	18,168
S&P 500 Index	2,860.00	10/31/2018	(2)	(200)	(3,310)	(4,054)	744
S&P 500 Index	2,865.00	10/31/2018	(14)	(1,400)	(25,200)	(24,683)	(517)
S&P 500 Index	2,870.00	10/31/2018	(14)	(1,400)	(24,710)	(25,578)	868
S&P 500 Index	2,875.00	10/31/2018	(15)	(1,500)	(27,150)	(28,929)	1,779
S&P 500 Index	2,880.00	10/31/2018	(14)	(1,400)	(28,476)	(29,065)	589
S&P 500 Index	2,885.00	10/31/2018	(14)	(1,400)	(30,310)	(30,212)	(98)
S&P 500 Index	2,820.00	11/30/2018	(2)	(200)	(4,990)	(8,018)	3,028
S&P 500 Index	2,825.00	11/30/2018	(1)	(100)	(2,600)	(4,584)	1,984
S&P 500 Index	2,840.00	11/30/2018	(3)	(300)	(8,520)	(9,838)	1,318
S&P 500 Index	2,855.00	11/30/2018	(4)	(400)	(12,520)	(12,906)	386

			(172)	$(16,400)	$(251,561)	$(360,162)	$108,601

TOTAL			(344)	$(33,600)	$(430,417)	$(564,077)	$133,660

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 94.6%
Dynamic – 12.6%
9,160,174	Goldman Sachs Tactical Exposure Fund - Class R6	$ 89,494,902
1,262,986	Goldman Sachs Alternative Premia Fund - Class R6	10,975,348
1,029,733	Goldman Sachs Managed Futures Strategy Fund - Class R6	10,513,579

		110,983,829

Equity – 59.1%
17,152,118	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	169,977,491
6,870,993	Goldman Sachs International Equity Insights Fund - Class R6	92,208,723
5,971,566	Goldman Sachs Global Real Estate Securities Fund - Class R6	62,462,575
2,190,741	Goldman Sachs Large Cap Value Insights Fund - Class R6	50,321,328
1,409,491	Goldman Sachs Large Cap Growth Insights Fund - Class R6	50,065,121
1,513,503	Goldman Sachs Small Cap Equity Insights Fund - Class R6	44,996,435
2,310,260	Goldman Sachs International Small Cap Insights Fund - Class R6	28,785,842
2,357,266	Goldman Sachs Global Infrastructure Fund - Class R6	24,303,413

		523,120,928

Exchange Traded Funds – 19.0%
1,215,882	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	71,433,068
1,702,719	Goldman Sachs ActiveBeta International Equity ETF	50,332,374
1,177,572	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	38,553,707
165,161	Goldman Sachs Access High Yield Corporate Bond ETF	8,060,517

		168,379,666

Fixed Income – 3.9%
1,638,745	Goldman Sachs Emerging Markets Debt Fund - Class R6	19,353,578
1,314,669	Goldman Sachs High Yield Fund - Class R6	8,440,174
1,157,438	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	6,446,931

		34,240,683

TOTAL UNDERLYING FUNDS – 94.6% (Cost $783,052,107)		$836,725,106

Shares	Distribution Rate	Value
Investment Company(a) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,421,213	2.060%	$ 26,421,213
(Cost $26,421,213)

TOTAL INVESTMENTS – 97.6% (Cost $809,473,320)		$863,146,319

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		21,657,151

NET ASSETS – 100.0%		$884,803,470

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	17,300,366	JPY	1,916,000,000	12/19/18	$324,952
	USD	190,913	ILS	680,000	12/19/18	2,784
	USD	23,105,152	EUR	19,730,000	12/19/18	40,221
	USD	1,218,337	DKK	7,750,000	12/19/18	2,851
	USD	5,604,381	CHF	5,400,000	12/19/18	58,762

TOTAL						$429,570

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,441,284	HKD	19,130,000	12/19/18	$(5,251)
	USD	12,295,332	GBP	9,440,000	12/19/18	(57,310)
	USD	939,320	SGD	1,290,000	12/19/18	(5,978)
	USD	1,801,111	SEK	16,200,000	12/19/18	(34,789)
	USD	111,966	NZD	170,000	12/19/18	(772)
	USD	471,540	NOK	3,950,000	12/19/18	(15,501)
	USD	4,596,244	AUD	6,390,000	12/19/18	(25,679)

TOTAL						$(145,280)

FUTURES CONTRACTS — At September 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	308	12/21/18	$44,952,600	$223,567

Short position contracts:
Euro Buxl 30 Year Bonds	(245)	12/06/18	(49,586,608)	824,936
Eurodollars	(2,461)	03/16/20	(595,777,337)	6,987,473

Total				$7,812,409

TOTAL FUTURES CONTRACTS				$8,035,976

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.00	12/17/2018	121	$302,500	$405,350	$410,168	$(4,818)
Eurodollar Futures	96.50	12/17/2018	131	327,500	275,100	278,679	(3,579)
Eurodollar Futures	97.25	12/17/2018	333	832,500	87,412	734,294	(646,882)
Eurodollar Futures	99.00	12/17/2018	8,067	20,167,500	50,419	623,660	(573,241)
Eurodollar Futures	96.00	03/18/2019	139	347,500	403,100	410,372	(7,272)
Eurodollar Futures	96.50	03/18/2019	149	372,500	245,850	272,271	(26,421)
Eurodollar Futures	97.13	03/18/2019	593	1,482,500	155,662	1,141,584	(985,922)
Eurodollar Futures	99.00	03/18/2019	6,028	15,070,000	37,675	615,925	(578,250)
Eurodollar Futures	96.88	06/17/2019	836	2,090,000	412,775	1,391,949	(979,174)
Eurodollar Futures	99.00	06/17/2019	3,300	8,250,000	20,625	419,823	(399,198)
Eurodollar Futures	96.75	09/16/2019	763	1,907,500	495,950	1,449,192	(953,242)
Eurodollar Futures	97.75	09/16/2019	206	515,000	10,300	129,226	(118,926)
Eurodollar Futures	96.50	12/16/2019	510	1,275,000	541,875	922,820	(380,945)
Eurodollar Futures	96.00	03/16/2020	440	1,100,000	929,500	1,093,708	(164,208)
Eurodollar Futures	97.00	06/15/2020	872	2,180,000	501,400	653,898	(152,498)
Eurodollar Futures	97.00	09/14/2020	701	1,752,500	468,794	589,289	(120,495)
Eurodollar Futures	96.75	12/14/2020	261	652,500	269,157	307,281	(38,124)

TOTAL			23,450	$58,625,000	$5,310,944	$11,444,139	$(6,133,195)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,940.00	10/03/2018	(4)	$(400)	$(580)	$(3,377)	$2,797
S&P 500 Index	2,930.00	10/10/2018	(4)	(400)	(3,720)	(3,952)	232
S&P 500 Index	2,945.00	10/17/2018	(4)	(400)	(3,832)	(4,202)	370
S&P 500 Index	2,955.00	10/24/2018	(4)	(400)	(3,792)	(5,000)	1,208
S&P 500 Index	2,915.00	10/31/2018	(1)	(100)	(3,250)	(1,499)	(1,751)
S&P 500 Index	2,940.00	10/31/2018	(1)	(100)	(1,740)	(1,651)	(89)
S&P 500 Index	2,950.00	10/31/2018	(4)	(400)	(5,688)	(5,535)	(153)
S&P 500 Index	2,955.00	10/31/2018	(3)	(300)	(3,645)	(3,651)	6
S&P 500 Index	2,960.00	10/31/2018	(4)	(400)	(4,340)	(4,333)	(7)
S&P 500 Index	2,965.00	10/31/2018	(5)	(500)	(4,575)	(5,171)	596
S&P 500 Index	2,970.00	10/31/2018	(4)	(400)	(3,180)	(4,700)	1,520
S&P 500 Index	2,980.00	11/30/2018	(1)	(100)	(1,760)	(1,859)	99
S&P 500 Index	2,990.00	11/30/2018	(1)	(100)	(1,670)	(1,739)	69

			(40)	$(4,000)	$(41,772)	$(46,669)	$4,897

Puts
S&P 500 Index	2,860.00	10/03/2018	(4)	(400)	(620)	(8,339)	7,719
S&P 500 Index	2,850.00	10/10/2018	(4)	(400)	(2,300)	(6,576)	4,276
S&P 500 Index	2,870.00	10/17/2018	(4)	(400)	(4,560)	(5,839)	1,279
S&P 500 Index	2,880.00	10/24/2018	(4)	(400)	(6,440)	(6,395)	(45)
S&P 500 Index	2,775.00	10/31/2018	(1)	(100)	(810)	(4,844)	4,034
S&P 500 Index	2,805.00	10/31/2018	(1)	(100)	(1,000)	(3,328)	2,328
S&P 500 Index	2,840.00	10/31/2018	(3)	(300)	(3,975)	(8,216)	4,241
S&P 500 Index	2,865.00	10/31/2018	(3)	(300)	(5,400)	(5,289)	(111)
S&P 500 Index	2,870.00	10/31/2018	(3)	(300)	(5,295)	(5,481)	186
S&P 500 Index	2,875.00	10/31/2018	(3)	(300)	(5,430)	(5,821)	391
S&P 500 Index	2,880.00	10/31/2018	(3)	(300)	(6,102)	(6,228)	126
S&P 500 Index	2,885.00	10/31/2018	(3)	(300)	(6,495)	(6,474)	(21)
S&P 500 Index	2,840.00	11/30/2018	(1)	(100)	(2,840)	(3,279)	439
S&P 500 Index	2,855.00	11/30/2018	(1)	(100)	(3,130)	(3,227)	97

			(38)	$(3,800)	$(54,397)	$(79,336)	$24,939

TOTAL			(78)	$(7,800)	$(96,169)	$(126,005)	$29,836

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 98.8%
Equity – 55.4%
8,121,268	Goldman Sachs Global Real Estate Securities Fund - Class R6	$ 84,948,465
6,388,640	Goldman Sachs Global Infrastructure Fund - Class R6	65,866,874
4,942,759	Goldman Sachs International Small Cap Insights Fund - Class R6	61,586,780
5,315,326	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	52,674,876
1,162,577	Goldman Sachs Emerging Markets Equity Fund - Class R6	23,635,198

		288,712,193

Fixed Income – 39.0%
7,078,036	Goldman Sachs Emerging Markets Debt Fund - Class R6	83,591,603
8,159,023	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	45,445,757
6,582,144	Goldman Sachs High Yield Fund - Class R6	42,257,368
3,312,484	Goldman Sachs High Yield Floating Rate Fund - Class R6 Shares	31,932,348

		203,227,076

Exchange Traded Funds – 4.4%
693,818	Goldman Sachs ActiveBeta Emerging Markets Equity ETF - Institutional Shares	22,715,601

TOTAL UNDERLYING FUNDS – 98.8% (Cost $482,968,826)		$ 514,654,870

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7	2.060%	$ 7
(Cost $7)

TOTAL INVESTMENTS – 98.8% (Cost $482,968,833)		$514,654,877

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		6,063,622

NET ASSETS – 100.0%		$520,718,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Portfolio sells protection through a credit default swap, a Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Portfolio bought credit protection.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2018:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic	$78,268,321	$—	$—
Equity	130,663,727	—	—
Exchange Traded Funds	84,326,649
Fixed Income	184,693,975	—	—
Investment Company	14,133,179
Total	$492,085,851	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$226,232	$—
Futures Contracts(a)	2,622,210	—	—
Options Purchased	1,607,650	—	—
Total	$4,229,860	$226,232	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(97,029)	$—
Written options	(167,016)	—	—
Total	$(167,016)	$(97,029)	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$246,107,321	$—	$—
Exchange traded	75,986,006	—	—
Investment Company	9,683,411	—	—
Total	$331,776,738	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$151,484	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic	$147,702,215	$—	$—
Equity	410,421,704	—	—
Exchange Traded Funds	175,178,277	—	—
Fixed Income	155,517,316	—	—
Investment Company	40,238,932	—	—
Total	$929,058,444	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$449,197	$—
Futures Contracts(a)	6,180,011	—	—
Options Purchased	4,202,244	—	—
Total	$10,382,255	$449,197	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(152,045)	$—
Written options	(430,417)	—	—
Total	$(430,417)	$(152,045)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic	$110,983,829	$—	$—
Equity	523,120,928	—	—
Exchange Traded Funds	168,379,666	—	—
Fixed Income	34,240,683	—	—
Investment Company	26,421,213	—	—
Total	$863,146,319	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$429,570	$—
Futures Contracts(a)	8,035,976	—	—
Options Purchased	5,310,944	—	—
Total	$13,346,920	$429,570	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(145,280)	$—
Written option	(96,169)	—	—
Total	$(96,169)	$(145,280)	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$288,712,193	$—	$—
Exchange-Traded Funds	22,715,601	—	—
Fixed Income	203,227,076	—	—
Investment Company	7	—	—
Total	$514,654,877	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Australia – 5.0%
158,419	APA Group (Gas Utilities)	$ 1,142,417
628,716	Spark Infrastructure Group (Electric Utilities)	1,018,457
538,762	Sydney Airport (Transportation Infrastructure)	2,681,681
772,191	Transurban Group (Transportation Infrastructure)	6,258,087

		11,100,642

Canada – 14.4%
275,745	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	8,897,961
174,618	Fortis, Inc. (Electric Utilities)	5,661,752
196,855	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,689,092
270,686	TransCanada Corp. (Oil, Gas & Consumable Fuels)	10,951,923

		32,200,728

China – 1.1%
293,000	ENN Energy Holdings Ltd. (Gas Utilities)	2,547,229

France – 7.3%
12,837	Aeroports de Paris (Transportation Infrastructure)	2,890,264
140,061	Vinci SA (Construction & Engineering)	13,325,382

		16,215,646

Hong Kong – 2.8%
2,962,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	1,579,088
625,000	China Gas Holdings Ltd. (Gas Utilities)	1,768,914
1,434,010	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,842,279

		6,190,281

Italy – 3.9%
122,620	Atlantia SpA (Transportation Infrastructure)	2,543,961
310,220	Enav SpA(a) (Transportation Infrastructure)	1,510,521
192,590	Enel SpA (Electric Utilities)	984,428
688,020	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	3,675,321

		8,714,231

Japan – 1.2%
107,200	Tokyo Gas Co. Ltd. (Gas Utilities)	2,636,907

Shares	Description	Value
Common Stocks – (continued)
Spain – 4.5%
29,523	Aena SME SA(a) (Transportation Infrastructure)	$ 5,115,066
239,143	Ferrovial SA (Construction & Engineering)	4,948,623

		10,063,689

United Kingdom – 6.3%
970,155	National Grid PLC (Multi-Utilities)	10,020,505
172,451	Severn Trent PLC (Water Utilities)	4,156,915

		14,177,420

United States – 50.4%
113,148	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	16,440,404
83,126	American Water Works Co., Inc. (Water Utilities)	7,312,594
60,330	Atmos Energy Corp. (Gas Utilities)	5,665,590
88,314	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,136,940
46,625	CMS Energy Corp. (Multi-Utilities)	2,284,625
39,412	Consolidated Edison, Inc. (Multi-Utilities)	3,002,800
67,319	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	7,494,624
23,377	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	1,482,102
58,592	Edison International (Electric Utilities)	3,965,507
239,594	Enbridge Energy Management LLC* (Oil, Gas & Consumable Fuels)	2,616,366
89,822	Eversource Energy (Electric Utilities)	5,518,664
292,457	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,185,263
11,211	NextEra Energy, Inc. (Electric Utilities)	1,878,964
62,208	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,217,080
85,092	PG&E Corp.* (Electric Utilities)	3,915,083
27,678	Pinnacle West Capital Corp. (Electric Utilities)	2,191,544
32,325	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	5,192,365
73,517	Sempra Energy (Multi-Utilities)	8,362,559
75,017	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,224,207
384,019	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,441,477

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
11,740	Vulcan Materials Co. (Construction Materials)	$ 1,305,488
38,048	Xcel Energy, Inc. (Electric Utilities)	1,796,246
51,759	Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,797,072

		112,427,564

TOTAL COMMON STOCKS (Cost $215,214,979)		$216,274,337

TOTAL INVESTMENTS – 96.9% (Cost $215,214,979)		$216,274,337

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		6,944,558

NET ASSETS – 100.0%		$223,218,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,625,587, which represents approximately 3.0% of the Fund’s net assets as of September 30, 2018. The liquidity determination is unaudited.

Investment Abbreviations:
LLC	— Limited Liability Company
PLC	— Public Limited Company
REITs	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).    The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$11,374,417	$—
Australia and Oceania	—	11,100,642	—
Europe	—	49,170,986	—
North America	144,628,292	—	—
Total	$144,628,292	$71,646,045	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Australia – 3.8%
1,632,609	GPT Group (The) (REIT) (Diversified)	$ 6,148,894
4,540,558	Propertylink Group (REIT) (Industrial)(a)	3,659,588
526,912	Scentre Group (REIT) (Retail)	1,514,218
670,006	Shopping Centres Australasia Property Group (REIT) (Retail)	1,164,778

		12,487,478

Canada – 2.8%
89,671	Allied Properties REIT (REIT) (Office)	2,992,157
76,890	Canadian Apartment Properties REIT (REIT) (Residential)	2,838,915
302,853	Chartwell Retirement Residences (Health Care)	3,432,639

		9,263,711

France – 3.0%
30,471	Gecina SA (REIT) (Diversified)	5,087,407
129,199	Klepierre SA (REIT) (Retail)	4,591,036

		9,678,443

Germany – 3.7%
54,257	Instone Real Estate Group AG (Real Estate Development)*(b)	1,543,695
215,055	Vonovia SE (Real Estate Operating Companies)	10,517,955

		12,061,650

Hong Kong – 8.3%
1,635,500	CK Asset Holdings Ltd. (Real Estate Development)	12,260,021
343,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming)	2,166,759
422,000	Link REIT (REIT) (Retail)	4,154,994
584,500	Sun Hung Kai Properties Ltd. (Diversified)	8,482,384

		27,064,158

Ireland – 1.4%
2,685,017	Green REIT plc (REIT) (Office)	4,707,333

Japan – 11.2%
1,068	Activia Properties, Inc. (REIT) (Diversified)	4,622,396
2,400	Daiwa House REIT Investment Corp. (REIT) (Diversified)	5,488,013
5,306	GLP J-Reit (REIT) (Industrial)	5,156,928
10,496	Invincible Investment Corp. (REIT) (Hotel)	4,386,798
1,120	Japan Retail Fund Investment Corp. (REIT) (Retail)	2,032,554
477,900	Mitsubishi Estate Co. Ltd. (Diversified)	8,114,766
190,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	6,816,150

		36,617,605

Norway – 1.1%
250,828	Entra ASA (Real Estate Operating Companies)(b)	3,608,104

Shares	Description	Value
Common Stocks – (continued)
Singapore – 1.7%
3,496,300	Ascendas India Trust (Real Estate Operating Companies)	$ 2,787,730
410,500	City Developments Ltd. (Diversified)	2,736,860

		5,524,590

Spain – 2.0%
43,815	Aedas Homes SAU (Real Estate Development)*(b)	1,384,720
365,513	Merlin Properties Socimi SA (REIT) (Diversified)	4,956,235

		6,340,955

Sweden – 1.5%
268,707	Castellum AB (Real Estate Operating Companies)(a)	4,813,322

United Kingdom – 4.8%
306,713	Big Yellow Group plc (REIT) (Specialized)	3,659,183
2,449,460	Tritax Big Box REIT plc (REIT) (Industrial)	4,702,253
1,873,535	Tritax EuroBox plc (REIT) (Diversified)*(b)	2,566,816
419,958	UNITE Group plc (The) (REIT) (Residential)	4,884,860

		15,813,112

United States – 50.3%
104,681	Acadia Realty Trust (REIT) (Retail)	2,934,208
59,915	Alexandria Real Estate Equities, Inc. (REIT) (Office)	7,536,708
59,448	AvalonBay Communities, Inc. (REIT) (Residential)	10,769,005
69,489	Boston Properties, Inc. (REIT) (Office)	8,553,401
67,196	Camden Property Trust (REIT) (Residential)	6,287,530
127,691	Chesapeake Lodging Trust (REIT) (Hotel)	4,095,050
434,338	Cousins Properties, Inc. (REIT) (Office)	3,861,265
106,257	Cushman & Wakefield plc (Real Estate Services)*	1,805,306
77,202	CyrusOne, Inc. (REIT) (Specialized)	4,894,607
284,563	DDR Corp. (REIT) (Retail)	3,810,299
204,567	Duke Realty Corp. (REIT) (Industrial)	5,803,566
38,626	Equity LifeStyle Properties, Inc. (REIT) (Residential)	3,725,478
142,934	Equity Residential (REIT) (Residential)	9,470,807
21,513	Essex Property Trust, Inc. (REIT) (Residential)	5,307,472
43,789	Extra Space Storage, Inc. (REIT) (Specialized)	3,793,879
35,983	Federal Realty Investment Trust (REIT) (Retail)	4,550,770
282,824	HCP, Inc. (REIT) (Health Care)	7,443,928
132,472	Healthcare Realty Trust, Inc. (REIT) (Health Care)	3,876,131
165,432	Hudson Pacific Properties, Inc. (REIT) (Office)	5,412,935

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
61,600	JBG SMITH Properties (REIT) (Office)	$ 2,268,728
34,573	Life Storage, Inc. (REIT) (Specialized)	3,289,967
46,418	Macerich Co. (The) (REIT) (Retail)	2,566,451
80,335	Pebblebrook Hotel Trust (REIT) (Hotel)	2,921,784
163,605	Prologis, Inc. (REIT) (Industrial)	11,090,783
16,092	Public Storage (REIT) (Specialized)	3,244,630
251,483	RLJ Lodging Trust (REIT) (Hotel)	5,540,170
28,808	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	2,482,385
86,359	Simon Property Group, Inc. (REIT) (Retail)	15,263,953
139,928	Ventas, Inc. (REIT) (Health Care)	7,609,285
57,702	Vornado Realty Trust (REIT) (Office)	4,212,246

		164,422,727

TOTAL COMMON STOCKS (Cost $302,397,260)		$312,403,188

Shares	Distribution Rate	Value
Investment Company(c) – 1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,576,732	2.060%	$ 5,576,732
(Cost $5,576,732)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $307,973,992)		$317,979,920

Securities Lending Reinvestment Vehicle(c) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,256,420	2.060%	$ 5,256,420
(Cost $5,256,420)

TOTAL INVESTMENTS – 98.9% (Cost $313,230,412)		$323,236,340

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		3,465,643

NET ASSETS – 100.0%		$326,701,983

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,103,335, which represents approximately 2.8% of net assets as of September 30, 2018. The liquidity determination is unaudited.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Australia – 8.8%
829,217	GPT Group (The) (REIT) (Diversified)	$ 3,123,079
893,693	Mirvac Group (REIT) (Diversified)	1,557,708
1,744,169	Propertylink Group (REIT) (Industrial)	1,405,761
560,376	Scentre Group (REIT) (Retail)	1,610,386
685,075	Shopping Centres Australasia Property Group (REIT) (Retail)	1,190,975

		8,887,909

Canada – 6.2%
60,948	Allied Properties REIT (REIT) (Office)	2,033,723
51,394	Canadian Apartment Properties REIT (REIT) (Residential)	1,897,557
204,384	Chartwell Retirement Residences (Health Care)	2,316,558

		6,247,838

France – 10.7%
20,813	Covivio (REIT) (Diversified)	2,173,234
15,542	Gecina SA (REIT) (Diversified)	2,594,877
88,330	Klepierre SA (REIT) (Retail)	3,138,772
14,334	Unibail-Rodamco-Westfield (REIT) (Retail)	2,887,536

		10,794,419

Germany – 8.4%
19,023	Instone Real Estate Group AG (Real Estate Development)*(a)	541,234
163,381	Vonovia SE (Real Estate Operating Companies)	7,990,672

		8,531,906

Hong Kong – 17.3%
820,500	CK Asset Holdings Ltd. (Real Estate Development)	6,150,625
184,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming)	1,162,343
148,600	Hongkong Land Holdings Ltd. (Real Estate Operating Companies)	984,232
295,500	Link REIT (REIT) (Retail)	2,909,480
365,475	Sun Hung Kai Properties Ltd. (Diversified)	5,303,848
147,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Operating Companies)	947,054

		17,457,582

India – 0.7%
127,535	Oberoi Realty Ltd. (Real Estate Development)	713,945

Ireland – 1.8%
1,055,173	Green REIT plc (REIT) (Office)	1,849,914

Japan – 23.0%
487	Activia Properties, Inc. (REIT) (Diversified)	2,107,778
1,140	Daiwa House REIT Investment Corp. (REIT) (Diversified)	2,606,806

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,356	GLP J-Reit (REIT) (Industrial)	$ 2,289,808
4,503	Invincible Investment Corp. (REIT) (Hotel)	1,882,027
876	Japan Retail Fund Investment Corp. (REIT) (Retail)	1,589,747
482	Kenedix Retail REIT Corp. (REIT) (Retail)	1,032,620
244,900	Mitsubishi Estate Co. Ltd. (Diversified)	4,158,414
129,300	Mitsui Fudosan Co. Ltd. (Diversified)	3,058,057
124,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	4,448,435

		23,173,692

Norway – 1.2%
83,444	Entra ASA (Real Estate Operating Companies)(a)	1,200,323

Singapore – 2.3%
1,403,300	Ascendas India Trust (Real Estate Operating Companies)	1,118,904
174,200	City Developments Ltd. (Diversified)	1,161,415

		2,280,319

Spain – 2.7%
23,182	Aedas Homes SAU (Real Estate Development)*(a)	732,639
145,112	Merlin Properties Socimi SA (REIT) (Diversified)	1,967,671

		2,700,310

Sweden – 2.1%
121,585	Castellum AB (Real Estate Operating Companies)	2,177,940

Switzerland – 1.8%
18,378	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,781,644

United Kingdom – 10.5%
166,732	Big Yellow Group plc (REIT) (Specialized)	1,989,166
177,363	British Land Co. plc (The) (REIT) (Retail)	1,426,560
53,351	Derwent London plc (REIT) (Office)	1,986,309
1,012,793	Tritax Big Box REIT plc (REIT) (Industrial)	1,944,269
586,818	Tritax EuroBox plc (REIT) (Diversified)*(a)	803,963
207,593	UNITE Group plc (The) (REIT) (Residential)	2,414,677

		10,564,944

TOTAL COMMON STOCKS (Cost $98,215,213)		$ 98,362,685

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
183	2.060%	$ 183
(Cost $183)

TOTAL INVESTMENTS – 97.5% (Cost $98,215,396)		$ 98,362,868

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		2,536,518

NET ASSETS – 100.0%		$100,899,386

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,278,159, which represents approximately 3.2% of net assets as of September 30, 2018. The liquidity determination is unaudited.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Alternative Carriers – 0.5%
31,911	Zayo Group Holdings, Inc.*	$ 1,107,950

Health Care – 10.4%
259,656	HCP, Inc. (REIT)	6,834,146
137,181	Healthcare Realty Trust, Inc. (REIT)	4,013,916
133,495	Ventas, Inc. (REIT)	7,259,458
63,045	Welltower, Inc. (REIT)	4,055,054

		22,162,574

Hotel – 6.6%
111,568	Chesapeake Lodging Trust (REIT)	3,577,986
67,032	Pebblebrook Hotel Trust (REIT)	2,437,954
221,632	RLJ Lodging Trust (REIT)	4,882,553
38,043	Ryman Hospitality Properties, Inc. (REIT)	3,278,165

		14,176,658

Industrial – 10.9%
222,250	Duke Realty Corp. (REIT)	6,305,232
44,182	EastGroup Properties, Inc. (REIT)	4,224,683
184,806	Prologis, Inc. (REIT)	12,527,999

		23,057,914

Office – 18.3%
66,764	Alexandria Real Estate Equities, Inc. (REIT)	8,398,244
85,502	Boston Properties, Inc. (REIT)	10,524,441
44,846	Columbia Property Trust, Inc. (REIT)	1,060,159
362,979	Cousins Properties, Inc. (REIT)	3,226,883
191,192	Hudson Pacific Properties, Inc. (REIT)	6,255,802
76,450	JBG SMITH Properties (REIT)	2,815,653
26,707	Mack-Cali Realty Corp. (REIT)	567,791
86,000	Vornado Realty Trust (REIT)	6,278,000

		39,126,973

Real Estate Services – 0.5%
67,021	Cushman & Wakefield plc*	1,138,687

Residential – 20.3%
74,902	AvalonBay Communities, Inc. (REIT)	13,568,497
59,336	Camden Property Trust (REIT)	5,552,070
55,671	Equity LifeStyle Properties, Inc. (REIT)	5,369,468
156,787	Equity Residential (REIT)	10,388,707
33,401	Essex Property Trust, Inc. (REIT)	8,240,361

		43,119,103

Retail – 16.6%
121,868	Acadia Realty Trust (REIT)	3,415,960
283,109	DDR Corp. (REIT)	3,790,830
42,419	Federal Realty Investment Trust (REIT)	5,364,731
48,108	Macerich Co. (The) (REIT)	2,659,891
113,074	Simon Property Group, Inc. (REIT)	19,985,829

		35,217,241

Specialized – 14.6%
83,497	CyrusOne, Inc. (REIT)	5,293,710

Shares	Description	Value
Common Stocks – (continued)
Specialized – (continued)
30,264	Digital Realty Trust, Inc. (REIT)	$ 3,404,095
18,035	Equinix, Inc. (REIT)	7,807,171
50,380	Extra Space Storage, Inc. (REIT)	4,364,923
23,226	Life Storage, Inc. (REIT)	2,210,186
34,963	Public Storage (REIT)	7,049,590
28,873	Weyerhaeuser Co. (REIT)	931,732

		31,061,407

TOTAL INVESTMENTS – 98.7% (Cost $145,928,486)		$210,168,507

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		2,691,297

NET ASSETS – 100.0%		$212,859,804

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

Currency Abbreviations:
GBP	— British Pound
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank	USD	1,313,462	GBP	$1,027,474	11/01/2018	$(27,581)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2018:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$69,206,353	$—
Australia and Oceania	—	12,487,478	—
Europe	—	57,022,919	—
North America	173,686,438	—	—
Investment Company	5,576,732	—	—
Securities Lending Reinvestment Vehicle	5,256,420	—	—
Total	$184,519,590	$138,716,750	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$43,625,538	$—
Australia and Oceania	—	8,887,909	—
Europe	—	39,601,400	—
North America	6,247,838	—	—
Investment Company	183	—	—
Total	$6,248,021	$92,114,847	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$210,168,507	$—	$—

Derivative Type
Liabilities(b)
Forward Foreign Currency Exchange Contract	$—	$(27,581)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Global Real Estate Securities Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 23.7%
Automobiles & Components – 0.5%
7,300	BorgWarner, Inc.	$ 312,294
200	Bridgestone Corp.	7,559
2,100	Cie Generale des Etablissements Michelin SCA	250,647
2,700	Cie Plastic Omnium SA	101,804
1,100	Continental AG	191,119
3,400	Faurecia SA	204,475
100	Ferrari NV	13,736
14,500	Fiat Chrysler Automobiles NV*	253,591
62,600	Ford Motor Co.	579,050
175,400	General Motors Co.	5,905,718
20,300	Goodyear Tire & Rubber Co. (The)	474,817
8,800	Harley-Davidson, Inc.	398,640
1,500	Hella GmbH & Co. KGaA*	83,595
7,100	Honda Motor Co. Ltd.	213,825
2,500	Isuzu Motors Ltd.	39,411
100	Koito Manufacturing Co. Ltd.	6,567
9,200	Mazda Motor Corp.	110,584
1,000	Mitsubishi Motors Corp.	7,065
400	NGK Spark Plug Co. Ltd.	11,660
1,600	NHK Spring Co. Ltd.	16,639
100	Nifco, Inc.	2,689
10,200	Peugeot SA	275,152
2,800	Pirelli & C SpA*	23,460
1,000	Renault SA	86,502
11,300	Schaeffler AG (Preference)(a)	144,137
500	Stanley Electric Co. Ltd.	17,094
2,800	Sumitomo Electric Industries Ltd.	43,937
3,200	Sumitomo Rubber Industries Ltd.	48,052
1,300	Suzuki Motor Corp.	74,504
4,700	Tesla, Inc.*(b)	1,244,419
1,200	TI Fluid Systems plc	3,880
400	Toyo Tire & Rubber Co. Ltd.	7,210
100	Toyoda Gosei Co. Ltd.	2,470
1,800	Toyota Boshoku Corp.	33,641
800	Toyota Motor Corp.	49,842
500	TS Tech Co. Ltd.	17,249
1,100	Unipres Corp.	21,390
4,100	Valeo SA	177,534
800	Volkswagen AG (Preference)(a)	140,490
300	Yamaha Motor Co. Ltd.	8,413
1,800	Yokohama Rubber Co. Ltd. (The)	38,797

		11,643,658

Banks – 1.2%
800	Aareal Bank AG	33,357
900	ABN AMRO Group NV CVA	24,511
200	Aozora Bank Ltd.	7,143
16,100	Banco Comercial Portugues SA Class R*	4,767
72,300	Banco Santander SA	361,981
216,000	Bank of America Corp.	6,363,360
400	Bank of Georgia Group plc	8,922
2,500	Bankinter SA	22,965
7,500	BNP Paribas SA	459,275
62,700	BPER Banca	289,191
1,000	Charter Court Financial Services Group plc	4,364
37,098	CIT Group, Inc.	1,914,628
54,562	Citizens Financial Group, Inc.	2,104,456

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
1,000	Comerica, Inc.	$ 90,200
21,000	Commerzbank AG*	218,188
21,400	Credit Agricole SA	307,625
3,500	CYBG plc	14,774
400	Erste Group Bank AG*	16,607
18,800	Fifth Third Bancorp	524,896
6,300	FinecoBank Banca Fineco SpA	84,010
200	Fukuoka Financial Group, Inc.	5,500
1,800	Hokuhoku Financial Group, Inc.	25,296
117,500	HSBC Holdings plc	1,025,233
1,200	Huntington Bancshares, Inc.	17,904
2,500	ING Groep NV	32,448
62,900	JPMorgan Chase & Co.	7,097,636
600	KBC Group NV	44,615
637,600	Lloyds Banking Group plc	490,371
32,500	Mitsubishi UFJ Financial Group, Inc.	201,912
92,900	Mizuho Financial Group, Inc.	161,906
200	Musashino Bank Ltd. (The)	5,775
3,400	North Pacific Bank Ltd.	11,520
300	Ogaki Kyoritsu Bank Ltd. (The)	7,682
1,100	OneSavings Bank plc	5,822
2,700	Paragon Banking Group plc	16,840
2,500	PNC Financial Services Group, Inc. (The)	340,475
5,100	Raiffeisen Bank International AG	146,786
2,900	Regions Financial Corp.	53,215
12,900	Resona Holdings, Inc.	72,427
100	San-In Godo Bank Ltd. (The)	878
2,700	Seven Bank Ltd.	8,527
4,700	Shinsei Bank Ltd.	76,785
4,600	Societe Generale SA	197,526
28,400	Standard Chartered plc	235,300
5,600	Sumitomo Mitsui Financial Group, Inc.	225,366
300	Sumitomo Mitsui Trust Holdings, Inc.	12,344
21,436	SunTrust Banks, Inc.	1,431,710
500	SVB Financial Group*	155,415
100	TBC Bank Group plc	2,195
27,900	UniCredit SpA	418,631
900	US Bancorp	47,529
51,930	Wells Fargo & Co.	2,729,441
24,100	ZB NA	1,208,615

		29,368,845

Capital Goods – 1.5%
8,889	3M Co.	1,873,001
1,400	Aalberts Industries NV	59,623
100	Aica Kogyo Co. Ltd.	4,040
800	Airbus SE	100,434
300	Allegion plc	27,171
1,800	Alstom SA	80,511
3,000	AMETEK, Inc.	237,360
100	ANDRITZ AG	5,833
1,500	Ashtead Group plc	47,592
3,000	BAE Systems plc	24,600
13,400	Boeing Co. (The)	4,983,460
1,300	Bouygues SA	56,239
2,400	Bunzl plc	75,452
18,600	Caterpillar, Inc.	2,836,314
100	Central Glass Co. Ltd.	2,598
1,000	Chiyoda Corp.	8,140

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
3,700	Cie de Saint-Gobain	$ 159,474
13,800	CNH Industrial NV	165,606
14,800	Cobham plc*	22,489
200	COMSYS Holdings Corp.	5,923
3,100	Cummins, Inc.	452,817
200	Daikin Industries Ltd.	26,621
400	DCC plc	36,281
200	Diploma plc	3,686
3,900	DMG Mori Co. Ltd.	65,140
800	Dover Corp.	70,824
5,300	Eaton Corp. plc	459,669
1,100	Ebara Corp.	37,952
1,600	Eiffage SA	178,736
700	Emerson Electric Co.	53,606
1,400	Fastenal Co.	81,228
789	Ferguson plc	66,924
7,200	Ferrovial SA	148,991
4,200	Fluor Corp.	244,020
2,400	Fortive Corp.	202,080
7,100	Fortune Brands Home & Security, Inc.	371,756
900	Fuji Electric Co. Ltd.	36,051
4,000	Galliford Try plc	52,605
9,000	General Dynamics Corp.	1,842,480
135,300	General Electric Co.	1,527,537
600	Glory Ltd.	14,652
48,600	HD Supply Holdings, Inc.*	2,079,594
14,400	Honeywell International, Inc.	2,396,160
100	Hoshizaki Corp.	10,350
500	Howden Joinery Group plc	3,053
1,400	Huntington Ingalls Industries, Inc.	358,512
1,500	IHI Corp.	56,829
300	IMCD NV	23,348
4,400	Ingersoll-Rand plc	450,120
5,600	ITOCHU Corp.	102,497
100	Iwatani Corp.	3,557
1,000	Japan Steel Works Ltd. (The)	24,348
200	JGC Corp.	4,586
10,000	Johnson Controls International plc	350,000
1,900	JTEKT Corp.	27,815
5,350	Kajima Corp.	77,792
100	Keihan Holdings Co. Ltd.	3,819
300	Keller Group plc	3,973
4,400	Kier Group plc	51,954
500	Kinden Corp.	8,006
700	Kingspan Group plc	32,639
500	KION Group AG	30,701
300	Konecranes OYJ	11,466
3,400	Kubota Corp.	57,763
300	Kyowa Exeo Corp.	8,781
300	Kyudenko Corp.	11,906
1,600	L3 Technologies, Inc.	340,192
300	Legrand SA	21,875
400	LIXIL Group Corp.	7,702
1,600	Maeda Corp.	21,129
400	Maeda Road Construction Co. Ltd.	8,140
13,500	Marubeni Corp.	123,466
10,000	Masco Corp.	366,000
9,100	Meggitt plc	67,184
300	Metso OYJ	10,618
200	MINEBEA MITSUMI, Inc.	3,625

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
100	MISUMI Group, Inc.	$ 2,587
5,700	Mitsubishi Corp.	175,576
2,800	Mitsubishi Heavy Industries Ltd.	108,129
6,900	Mitsui & Co. Ltd.	122,618
400	MonotaRO Co. Ltd.	11,282
1,300	Morgan Advanced Materials plc	5,629
300	MTU Aero Engines AG	67,584
600	Nagase & Co. Ltd.	10,539
100	Nidec Corp.	14,380
14,600	NTN Corp.	59,774
2,800	Obayashi Corp.	26,520
400	OKUMA Corp.	22,217
100	OSG Corp.	2,277
200	OSRAM Licht AG	7,941
2,900	Parker-Hannifin Corp.	533,397
10,100	Pentair plc	437,835
3,400	Polypipe Group plc	15,760
5,500	Prysmian SpA	127,698
1,300	QinetiQ Group plc	4,848
160,200	Quanta Services, Inc.*	5,347,476
10,000	Rexel SA	150,206
100	Rheinmetall AG	10,453
300	Rockwell Automation, Inc.	56,256
9,900	Rolls-Royce Holdings plc*	127,367
5,800	Roper Technologies, Inc.	1,718,018
7,700	Rotork plc	33,143
600	Safran SA	84,014
300	Sanwa Holdings Corp.	3,572
2,900	Schneider Electric SE	232,861
5,600	Senior plc	22,759
4,100	Shimizu Corp.	37,434
4,000	Siemens AG (Registered)	511,455
4,400	SIG plc	7,269
5,600	Signify NV	144,955
2,200	Smiths Group plc	42,834
2,400	Snap-on, Inc.	440,640
3,100	Sojitz Corp.	11,186
200	Spirax-Sarco Engineering plc	19,000
16,100	Spirit AeroSystems Holdings, Inc. Class A	1,475,887
6,200	Sumitomo Corp.	103,325
1,400	Sumitomo Heavy Industries Ltd.	49,968
4,300	Sumitomo Mitsui Construction Co. Ltd.	28,925
1,500	Tadano Ltd.	17,439
1,400	Taisei Corp.	63,817
200	Thales SA	28,416
3,400	Toda Corp.	24,550
300	TOTO Ltd.	12,442
2,200	Toyota Tsusho Corp.	83,065
700	TransDigm Group, Inc.*	260,610
9,860	United Rentals, Inc.*	1,613,096
600	Ushio, Inc.	8,229
7,300	Vesuvius plc	61,307
3,600	Vinci SA	342,503
700	WW Grainger, Inc.	250,187
1,700	Xylem, Inc.	135,779

		39,226,050

Commercial & Professional Services – 0.1%
6,000	Babcock International Group plc	56,508
500	Bureau Veritas SA	12,911

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial & Professional Services – (continued)
1,200	Cintas Corp.	$ 237,372
3,900	Copart, Inc.*	200,967
200	Duskin Co. Ltd.	4,880
1,200	Edenred	45,729
2,600	Experian plc	66,716
600	HomeServe plc	8,004
5,300	IHS Markit Ltd.*	285,988
500	Intertek Group plc	32,526
3,400	IWG plc	10,745
700	Kokuyo Co. Ltd.	12,606
18,900	Nielsen Holdings plc	522,774
400	Nihon M&A Center, Inc.	12,004
2,200	Pagegroup plc	16,394
100	Park24 Co. Ltd.	3,022
600	Persol Holdings Co. Ltd.	14,082
100	Pilot Corp.	6,011
1,800	Randstad NV	96,074
1,300	Recruit Holdings Co. Ltd.	43,422
2,900	RELX plc*	60,965
2,500	Renewi plc	1,857
4,200	Rentokil Initial plc	17,399
4,300	Republic Services, Inc.	312,438
5,700	Robert Half International, Inc.	401,166
300	Societe BIC SA	27,465
100	Sohgo Security Services Co. Ltd.	4,394
8,000	Stericycle, Inc.*	469,440
200	TechnoPro Holdings, Inc.	12,414
300	Teleperformance	56,597
2,200	Verisk Analytics, Inc.*	265,210
1,600	Wolters Kluwer NV	99,744

		3,417,824

Consumer Durables & Apparel – 0.5%
100	adidas AG	24,456
1,000	Amer Sports OYJ*	40,864
600	Asics Corp.	8,948
100	Bandai Namco Holdings, Inc.	3,885
2,400	Berkeley Group Holdings plc	114,976
2,300	Bovis Homes Group plc	32,106
2,200	Burberry Group plc	57,770
900	Casio Computer Co. Ltd.	14,711
600	Coats Group plc	643
9,400	Countryside Properties plc	42,416
40,900	DR Horton, Inc.	1,725,162
100	Games Workshop Group plc	4,934
200	Garmin Ltd.	14,010
9,100	Hanesbrands, Inc.	167,713
500	Hasbro, Inc.	52,560
2,000	Haseko Corp.	25,976
100	Hermes International	66,252
100	HUGO BOSS AG	7,694
400	Iida Group Holdings Co. Ltd.	7,109
100	Kering SA	53,636
39,900	Leggett & Platt, Inc.	1,747,221
67,600	Lennar Corp. Class A	3,156,244
300	LVMH Moet Hennessy Louis Vuitton SE	106,011
2,500	Mattel, Inc.*	39,250
7,300	Michael Kors Holdings Ltd.*	500,488
10,000	Mohawk Industries, Inc.*	1,753,500
1,400	Moncler SpA	60,238
67,700	Newell Brands, Inc.	1,374,310
3,300	NIKE, Inc. Class B	279,576

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
3,000	Nikon Corp.	$ 56,374
200	Onward Holdings Co. Ltd.	1,340
800	Panasonic Corp.	9,273
15,900	PulteGroup, Inc.	393,843
900	PVH Corp.	129,960
3,400	Ralph Lauren Corp.	467,670
100	Sankyo Co. Ltd.	3,912
400	Sega Sammy Holdings, Inc.	5,898
4,400	Sekisui House Ltd.	67,097
4,500	Sony Corp.	273,545
19,800	Taylor Wimpey plc	44,257
1,500	Under Armour, Inc. Class A*	31,830
1,600	Under Armour, Inc. Class C*	31,136
3,300	VF Corp.	308,385
200	Wacoal Holdings Corp.	5,737
400	Yamaha Corp.	21,195

		13,334,111

Consumer Services – 0.2%
300	888 Holdings plc	779
19,700	AA plc	24,907
500	Accor SA	25,686
3,100	Carnival Corp.	197,687
300	Chipotle Mexican Grill, Inc.*	136,356
500	Darden Restaurants, Inc.	55,595
2,900	Domino’s Pizza Group plc	10,560
500	Greggs plc	6,869
7,700	H&R Block, Inc.	198,275
600	InterContinental Hotels Group plc	37,348
200	J D Wetherspoon plc	3,404
1,300	Merlin Entertainments plc	6,780
129,200	MGM Resorts International	3,605,972
3,100	Mitchells & Butlers plc	10,646
3,800	Norwegian Cruise Line Holdings Ltd.*	218,234
200	Oriental Land Co. Ltd.	20,911
1,900	Paddy Power Betfair plc	161,457
6,600	Playtech plc	41,888
300	Rank Group plc	663
700	Skylark Holdings Co. Ltd.	10,357
1,000	Sodexo SA	106,047
1,200	SSP Group plc	11,333
1,400	Starbucks Corp.	79,576
46,300	Thomas Cook Group plc	34,895
2,000	TUI AG	38,365
300	Whitbread plc	18,438
11,900	William Hill plc	39,103
300	Wynn Resorts Ltd.	38,118
200	Yoshinoya Holdings Co. Ltd.	3,172
300	Yum! Brands, Inc.	27,273
200	Zensho Holdings Co. Ltd.	3,946

		5,174,640

Diversified Financials – 1.2%
9,100	3i Group plc	111,428
1,000	Acom Co. Ltd.	4,032
100	AEON Financial Service Co. Ltd.	2,071
124,363	Ally Financial, Inc.	3,289,401
30,400	American Express Co.	3,237,296
200	Ameriprise Financial, Inc.	29,532
1,400	Ashmore Group plc	6,625

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
8,800	Bank of New York Mellon Corp. (The)	$ 448,712
29,339	Berkshire Hathaway, Inc. Class B*	6,281,773
100	BlackRock, Inc.	47,133
300	Brewin Dolphin Holdings plc	1,339
7,800	Capital One Financial Corp.	740,454
200	Cboe Global Markets, Inc.	19,192
500	Charles Schwab Corp. (The)	24,575
300	Close Brothers Group plc	6,183
10,800	CME Group, Inc.	1,838,268
3,600	Credit Acceptance Corp.*	1,577,052
400	Discover Financial Services	30,580
2,600	E*TRADE Financial Corp.*	136,214
200	Euronext NV	13,141
3,500	EXOR NV	233,523
100	GRENKE AG	11,886
1,900	Hargreaves Lansdown plc	55,310
100	Hitachi Capital Corp.	2,784
1,000	IG Group Holdings plc	8,244
300	IntegraFin Holdings plc*	1,388
39,772	Interactive Brokers Group, Inc. Class A	2,199,789
23,400	Intercontinental Exchange, Inc.	1,752,426
700	Intermediate Capital Group plc	9,928
31,000	Invesco Ltd.	709,280
100	Jafco Co. Ltd.	3,887
500	Japan Exchange Group, Inc.	8,710
26,300	Jefferies Financial Services, Inc.	577,548
2,200	Jupiter Fund Management plc	11,589
7,000	Man Group plc	16,058
700	Matsui Securities Co. Ltd.	7,356
5,500	Mitsubishi UFJ Lease & Finance Co. Ltd.	32,371
13,200	Moody’s Corp.	2,207,040
15,800	Morgan Stanley	735,806
1,400	MSCI, Inc.	248,374
1,400	Nasdaq, Inc.	120,120
9,200	ORIX Corp.	148,963
1,200	S&P Global, Inc.	234,468
200	Sanne Group plc	1,668
600	SBI Holdings, Inc.	18,624
400	Schroders plc	16,111
1,100	St James’s Place plc	16,396
22,300	Standard Life Aberdeen plc	88,857
2,600	State Street Corp.	217,828
23,400	Synchrony Financial	727,272
1,800	T. Rowe Price Group, Inc.	196,524
100	Tokyo Century Corp.	6,211
28,400	Voya Financial, Inc.	1,410,628
100	Zenkoku Hosho Co. Ltd.	3,996

		29,885,964

Energy – 1.8%
56,900	Anadarko Petroleum Corp.	3,835,629
146,900	BP plc	1,125,951
900	Cabot Oil & Gas Corp.	20,268
3,700	Cairn Energy plc*	11,183
10,700	Chevron Corp.	1,308,396
900	Concho Resources, Inc.*	137,475
4,100	ConocoPhillips	317,340
58,800	Devon Energy Corp.	2,348,472
5,300	Enagas SA	142,852
19,200	Eni SpA	361,912

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
15,400	EOG Resources, Inc.	$ 1,964,578
38,200	Exxon Mobil Corp.	3,247,764
11,100	Galp Energia SGPS SA	220,089
12,100	Halliburton Co.	490,413
1,300	Helmerich & Payne, Inc.	89,401
33,600	Hess Corp.	2,405,088
12,900	HollyFrontier Corp.	901,710
3,400	Hunting plc*	34,451
300	Idemitsu Kosan Co. Ltd.	15,883
1,100	Inpex Corp.	13,744
12,600	John Wood Group plc	126,413
18,600	JXTG Holdings, Inc.	140,687
150,300	Kinder Morgan, Inc.	2,664,819
99,400	Marathon Oil Corp.	2,314,032
14,600	Marathon Petroleum Corp.	1,167,562
10,100	National Oilwell Varco, Inc.	435,108
3,300	Neste OYJ	272,004
2,100	Newfield Exploration Co.*	60,543
3,400	Noble Energy, Inc.	106,046
3,300	Occidental Petroleum Corp.	271,161
2,400	OMV AG	134,638
28,000	ONEOK, Inc.	1,898,120
65,400	Parsley Energy, Inc. Class A*	1,912,950
13,200	Petrofac Ltd.	110,996
7,700	Phillips 66	867,944
13,400	Pioneer Natural Resources Co.	2,334,146
20,900	Premier Oil plc*	37,467
152,700	Range Resources Corp.	2,594,373
9,600	Royal Dutch Shell plc Class A	329,169
4,000	Royal Dutch Shell plc Class B	140,026
73,700	Saipem SpA*	452,819
16,400	SBM Offshore NV	296,051
22,700	Schlumberger Ltd.	1,382,884
23,400	Snam SpA	97,309
300	Stobart Group Ltd.	972
27,400	Targa Resources Corp.	1,542,894
600	TechnipFMC plc	18,811
1,700	Tenaris SA	28,471
5,300	TOTAL SA	344,610
72,500	Tullow Oil plc*	247,309
9,000	Valero Energy Corp.	1,023,750
29,200	Whiting Petroleum Corp.*	1,548,768
130,500	WPX Energy, Inc.*	2,625,660

		46,521,111

Food & Staples Retailing – 0.4%
800	Aeon Co. Ltd.	19,276
200	Ain Holdings, Inc.	16,139
19,600	Carrefour SA	375,673
9,800	Casino Guichard Perrachon SA(b)	412,448
400	Colruyt SA	22,637
1,700	Costco Wholesale Corp.	399,296
48,300	J Sainsbury plc	202,353
300	Kesko OYJ Class B	16,275
20,300	Koninklijke Ahold Delhaize NV	465,733
16,000	Kroger Co. (The)	465,760
500	Lawson, Inc.	30,451
1,000	Matsumotokiyoshi Holdings Co. Ltd.	41,008
6,500	METRO AG	101,809
300	Seven & i Holdings Co. Ltd.	13,376
300	Sugi Holdings Co. Ltd.	14,734
600	Sundrug Co. Ltd.	21,410

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
6,800	Sysco Corp.	$ 498,100
151,300	Tesco plc	473,042
100,800	US Foods Holding Corp.*	3,106,656
400	Valor Holdings Co. Ltd.	9,249
10,300	Walgreens Boots Alliance, Inc.	750,870
11,400	Walmart, Inc.	1,070,574
200	Welcia Holdings Co. Ltd.	11,336
90,300	Wm Morrison Supermarkets plc	305,302

		8,843,507

Food, Beverage & Tobacco – 0.5%
2,200	Ajinomoto Co., Inc.	37,791
4,800	Archer-Daniels-Midland Co.	241,296
2,000	Asahi Group Holdings Ltd.	86,775
15,000	British American Tobacco plc	699,307
400	Britvic plc	4,072
2,700	Brown-Forman Corp. Class B	136,485
22,800	Bunge Ltd.	1,566,588
100	Calbee, Inc.	3,293
9,200	Campbell Soup Co.(b)	336,996
1,100	Coca-Cola Bottlers Japan Holdings, Inc.	29,441
33,400	Coca-Cola Co. (The)	1,542,746
800	Coca-Cola HBC AG*	27,255
11,600	Conagra Brands, Inc.	394,052
100	Cranswick plc	4,410
6,100	Danone SA	474,063
2,700	Davide Campari-Milano SpA	22,992
1,900	Diageo plc	67,313
200	Ezaki Glico Co. Ltd.	9,829
200	Fuji Oil Holdings, Inc.	6,306
10,700	General Mills, Inc.	459,244
4,400	Glanbia plc	75,949
16,600	Greencore Group plc	40,049
900	Heineken Holding NV	81,609
1,700	Heineken NV	159,546
1,500	Hershey Co. (The)	153,000
300	Hilton Food Group plc	3,769
9,900	Hormel Foods Corp.	390,060
200	House Foods Group, Inc.	6,007
10,300	Imperial Brands plc	358,419
100	Ito En Ltd.	4,440
3,000	Japan Tobacco, Inc.	78,340
4,400	JM Smucker Co. (The)	451,484
700	Kellogg Co.	49,014
200	Kerry Group plc Class A	22,118
73,800	Keurig Dr Pepper, Inc.	1,709,946
400	Kewpie Corp.	9,269
300	Kikkoman Corp.	17,867
400	Kirin Holdings Co. Ltd.	10,259
500	Maruha Nichiro Corp.	18,457
1,300	McCormick & Co., Inc. (Non-Voting)	171,275
500	Megmilk Snow Brand Co. Ltd.	12,854
100	MEIJI Holdings Co. Ltd.	6,721
8,100	Molson Coors Brewing Co. Class B	498,150
10,100	Mondelez International, Inc. Class A	433,896
200	Morinaga & Co. Ltd.	7,473
700	Morinaga Milk Industry Co. Ltd.	19,017
700	NH Foods Ltd.	25,860
600	Nichirei Corp.	15,918

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,600	Nippon Suisan Kaisha Ltd.	$ 10,427
700	Nisshin Seifun Group, Inc.	15,351
100	Nissin Foods Holdings Co. Ltd.	6,879
500	PepsiCo, Inc.	55,900
1,400	Pernod Ricard SA	229,611
200	Remy Cointreau SA	26,084
900	Sapporo Holdings Ltd.	18,715
1,100	Suntory Beverage & Food Ltd.	46,603
2,800	Takara Holdings, Inc.	41,170
3,000	Tate & Lyle plc	26,678
8,700	Tyson Foods, Inc. Class A	517,911
100	Viscofan SA	7,283
100	Yakult Honsha Co. Ltd.	8,201
300	Yamazaki Baking Co. Ltd.	6,010

		11,997,843

Health Care Equipment & Services – 1.2%
47,100	Abbott Laboratories	3,455,256
700	ABIOMED, Inc.*	314,825
1,700	Alfresa Holdings Corp.	45,536
600	Align Technology, Inc.*	234,732
7,300	AmerisourceBergen Corp.	673,206
3,600	Anthem, Inc.	986,580
1,600	Baxter International, Inc.	123,344
6,900	Becton Dickinson and Co.	1,800,900
3,000	Boston Scientific Corp.*	115,500
17,000	Cardinal Health, Inc.	918,000
6,000	Centene Corp.*	868,680
3,500	Cerner Corp.*	225,435
47,400	ConvaTec Group plc	143,417
14,700	CVS Health Corp.	1,157,184
19,400	Danaher Corp.	2,108,004
10,000	DaVita, Inc.*	716,300
13,400	DENTSPLY SIRONA, Inc.	505,716
1,900	Edwards Lifesciences Corp.*	330,790
900	Essilor International Cie Generale d’Optique SA	133,218
10,900	Fresenius SE & Co. KGaA	799,300
5,000	HCA Healthcare, Inc.	695,600
6,300	Henry Schein, Inc.*	535,689
8,700	Hologic, Inc.*	356,526
500	Hoya Corp.	29,696
700	IDEXX Laboratories, Inc.*	174,762
400	Intuitive Surgical, Inc.*	229,600
6,100	Koninklijke Philips NV	278,047
15,200	Laboratory Corp. of America Holdings*	2,639,936
600	M3, Inc.	13,607
18,400	McKesson Corp.	2,440,760
9,200	Mediclinic International plc	51,383
1,900	Medipal Holdings Corp.	39,694
28,800	Medtronic plc	2,833,056
100	Nihon Kohden Corp.	3,168
400	NMC Health plc	17,682
100	Olympus Corp.	3,902
200	Orpea	25,874
3,900	Quest Diagnostics, Inc.	420,849
300	Sartorius AG (Preference)(a)	48,627
100	Siemens Healthineers AG*	4,398
8,500	Smith & Nephew plc	155,080
2,900	Spire Healthcare Group plc	5,386
700	Suzuken Co. Ltd.	33,214
200	Sysmex Corp.	17,247
300	Terumo Corp.	17,755

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
600	Toho Holdings Co. Ltd.	$ 15,934
3,300	UDG Healthcare plc	29,221
7,900	UnitedHealth Group, Inc.	2,101,716
5,700	Universal Health Services, Inc. Class B	728,688
3,600	Zimmer Biomet Holdings, Inc.	473,292

		30,076,312

Household & Personal Products – 0.1%
500	Beiersdorf AG	56,362
5,200	Church & Dwight Co., Inc.	308,724
15,200	Coty, Inc. Class A	190,912
1,100	Estee Lauder Cos., Inc. (The) Class A	159,852
200	Kao Corp.	16,156
100	Kimberly-Clark Corp.	11,364
200	Kobayashi Pharmaceutical Co. Ltd.	14,724
100	Kose Corp.	19,054
200	Lion Corp.	4,442
500	L’Oreal SA	120,544
200	Pigeon Corp.	11,271
200	Pola Orbis Holdings, Inc.	7,305
11,600	Procter & Gamble Co. (The)	965,468
300	Shiseido Co. Ltd.	23,234
600	Unicharm Corp.	19,851
1,100	Unilever NV CVA	61,187
1,300	Unilever plc	71,414

		2,061,864

Insurance – 0.7%
300	Admiral Group plc	8,132
64,059	Aegon NV	415,778
21,700	Aflac, Inc.	1,021,419
1,000	Ageas	53,759
400	Allianz SE (Registered)	89,027
9,900	Allstate Corp. (The)	977,130
300	Aon plc	46,134
200	Arthur J Gallagher & Co.	14,888
3,300	ASR Nederland NV	157,298
9,700	Assicurazioni Generali SpA	167,033
3,900	Assurant, Inc.	421,005
33,600	Aviva plc	214,384
19,400	AXA SA	519,836
67,400	Brighthouse Financial, Inc.*	2,981,776
3,200	Chubb Ltd.	427,648
3,900	Cincinnati Financial Corp.	299,559
5,900	CNP Assurances	142,223
5,900	Dai-ichi Life Holdings, Inc.	122,987
12,600	Direct Line Insurance Group plc	53,182
100	Hannover Rueck SE	14,115
400	Hiscox Ltd.	8,573
8,800	Japan Post Holdings Co. Ltd.	104,730
1,100	Japan Post Insurance Co. Ltd.	26,078
100	Jardine Lloyd Thompson Group plc	2,471
72,300	Just Group plc	83,295
90,700	Legal & General Group plc	309,631
15,000	Lincoln National Corp.	1,014,900
14,500	Loews Corp.	728,335
11,200	Mapfre SA	35,032
1,100	Markel Corp.*	1,307,339
600	Marsh & McLennan Cos., Inc.	49,632

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
23,800	MetLife, Inc.	$ 1,111,936
8,755	NN Group NV	390,757
33,700	Poste Italiane SpA	268,804
17,100	Principal Financial Group, Inc.	1,001,889
2,100	Progressive Corp. (The)	149,184
12,500	Prudential Financial, Inc.	1,266,500
3,000	Prudential plc	68,784
27,600	Saga plc	46,982
1,000	Sampo OYJ Class A	51,749
300	Sompo Holdings, Inc.	12,783
300	Sony Financial Holdings, Inc.	6,616
700	Tokio Marine Holdings, Inc.	34,750
6,600	Torchmark Corp.	572,154
2,500	Travelers Cos., Inc. (The)	324,275
27,000	Unum Group	1,054,890

		18,179,382

Materials – 1.0%
800	Air Liquide SA	105,058
200	Air Products & Chemicals, Inc.	33,410
33,700	Alcoa Corp.*	1,361,480
18,800	Anglo American plc	420,574
4,300	Antofagasta plc	47,783
5,500	ArcelorMittal	170,754
900	Arkema SA	111,536
4,100	Asahi Kasei Corp.	62,165
1,300	Avery Dennison Corp.	140,855
6,800	Ball Corp.	299,132
2,800	BASF SE	248,453
16,300	BHP Billiton plc	355,692
15,800	Celanese Corp. Series A	1,801,200
22,000	Centamin plc	30,381
3,900	CF Industries Holdings, Inc.	212,316
1,500	Covestro AG	121,421
13,700	CRH plc	448,278
400	Croda International plc	27,114
2,400	Daicel Corp.	27,879
500	Denka Co. Ltd.	17,428
34,100	DowDuPont, Inc.	2,192,971
2,800	DS Smith plc	17,441
20,200	Eastman Chemical Co.	1,933,544
200	Ecolab, Inc.	31,356
800	Elementis plc	2,796
800	Evonik Industries AG	28,612
19,300	Evraz plc	142,056
64,500	Ferrexpo plc	167,752
30,000	Freeport-McMoRan, Inc.	417,600
100	FUCHS PETROLUB SE (Preference)(a)	5,580
1,900	HeidelbergCement AG	148,405
7,600	Hochschild Mining plc	16,159
61,100	Huntsman Corp.	1,663,753
2,200	Ibstock plc	6,755
1,100	Imerys SA	81,229
300	Johnson Matthey plc	13,921
100	JSR Corp.	1,867
140	Kaneka Corp.	6,468
200	Kansai Paint Co. Ltd.	3,686
24,200	KAZ Minerals plc	172,386
6,500	Kobe Steel Ltd.	57,765
612	Koninklijke DSM NV	64,819
400	Linde AG	94,463
300	Lintec Corp.	7,680

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
3,100	LyondellBasell Industries NV Class A	$ 317,781
11,100	Martin Marietta Materials, Inc.	2,019,645
100	Maruichi Steel Tube Ltd.	3,261
7,700	Mitsubishi Chemical Holdings Corp.	73,693
1,400	Mitsubishi Gas Chemical Co., Inc.	29,803
700	Mitsui Chemicals, Inc.	17,504
1,300	Mitsui Mining & Smelting Co. Ltd.	37,627
8,000	Mosaic Co. (The)	259,840
10,700	Newmont Mining Corp.	323,140
100	Nihon Parkerizing Co. Ltd.	1,352
200	Nippon Paint Holdings Co. Ltd.	7,465
200	Nissan Chemical Corp.	10,564
100	Nitto Denko Corp.	7,498
100	NOF Corp.	3,375
3,200	Nucor Corp.	203,040
6,900	Oji Holdings Corp.	50,107
900	Packaging Corp. of America	98,721
100	PPG Industries, Inc.	10,913
12,300	Praxair, Inc.	1,976,979
1,000	Rengo Co. Ltd.	8,527
1,000	Rhi Magnesita NV	61,103
500	Sealed Air Corp.	20,075
6,600	Sherwin-Williams Co. (The)	3,004,386
200	Showa Denko KK	11,032
19,900	Sirius Minerals plc*	7,247
900	Smurfit Kappa Group plc	35,619
400	Solvay SA	53,622
5,700	Stora Enso OYJ Class R	108,848
120	Sumitomo Bakelite Co. Ltd.	5,398
11,600	Sumitomo Chemical Co. Ltd.	67,887
400	Symrise AG	36,472
1,700	Taiheiyo Cement Corp.	53,317
700	Taiyo Nippon Sanso Corp.	10,476
1,900	Teijin Ltd.	36,440
900	Toagosei Co. Ltd.	10,384
800	Tokuyama Corp.	21,763
2,700	Tosoh Corp.	41,585
400	Toyo Seikan Group Holdings Ltd.	8,300
100	Toyobo Co. Ltd.	1,697
1,900	Ube Industries Ltd.	51,693
900	Umicore SA	50,273
4,200	UPM-Kymmene OYJ	164,720
400	Victrex plc	17,394
700	voestalpine AG	31,976
30,100	WestRock Co.	1,608,544
3,000	Wienerberger AG	74,997
1,600	Zeon Corp.	16,844

		24,394,900

Media & Entertainment – 2.3%
19,200	Activision Blizzard, Inc.	1,597,248
7,894	Alphabet, Inc. Class A*	9,528,690
6,835	Alphabet, Inc. Class C*	8,157,367
34,800	Altice Europe NV*	93,859
400	Ascential plc	2,179
4,000	Auto Trader Group plc	23,269
400	Axel Springer SE	26,892
1,400	Capcom Co. Ltd.	35,505

Shares	Description	Value
Common Stocks – (continued)
Media & Entertainment – (continued)
1,400	Charter Communications, Inc. Class A*	$ 456,232
26,400	Cineworld Group plc	108,475
155,022	Comcast Corp. Class A	5,489,329
400	CyberAgent, Inc.	21,287
2,300	DeNA Co. Ltd.	40,614
14,400	Discovery, Inc. Class A*	460,800
16,300	Discovery, Inc. Class C*	482,154
16,000	Electronic Arts, Inc.*	1,927,840
1,500	Entertainment One Ltd.	8,077
1,700	Eutelsat Communications SA	40,186
80,081	Facebook, Inc. Class A*	13,170,121
200	Fuji Media Holdings, Inc.	3,560
8,000	GungHo Online Entertainment, Inc.	16,463
1,100	Hakuhodo DY Holdings, Inc.	19,320
200	JCDecaux SA	7,315
700	Kakaku.com, Inc.	13,677
1,700	Lagardere SCA	52,351
82,900	Live Nation Entertainment, Inc.*	4,515,563
24,400	News Corp. Class A	321,836
22,400	News Corp. Class B	304,640
3,300	Nexon Co. Ltd.*	43,136
4,600	Omnicom Group, Inc.	312,892
13,700	Pearson plc	158,596
4,400	ProSiebenSat.1 Media SE	113,995
2,700	Publicis Groupe SA	161,245
5,000	Rightmove plc	30,685
200	RTL Group SA	14,265
900	Scout24 AG	41,919
4,300	SES SA FDR	94,359
200	Square Enix Holdings Co. Ltd.	8,269
13,698	Take-Two Interactive Software, Inc.*	1,890,187
1,300	Tokyo Broadcasting System Holdings, Inc.	27,070
58,600	Tribune Media Co. Class A	2,251,998
700	TV Asahi Holdings Corp.	13,453
10,300	Twenty-First Century Fox, Inc. Class A	477,199
7,000	Twenty-First Century Fox, Inc. Class B	320,740
5,700	Twitter, Inc.*	162,222
1,500	Ubisoft Entertainment SA*	161,971
17,000	Viacom, Inc. Class B	573,920
33,600	Walt Disney Co. (The)	3,929,184
8,200	WPP plc	120,086
29,400	Zillow Group, Inc. Class C*	1,300,950

		59,133,190

Pharmaceuticals, Biotechnology & Life Sciences – 1.2%
10,800	Amgen, Inc.	2,238,732
7,000	Astellas Pharma, Inc.	122,241
1,300	AstraZeneca plc	101,327
11,100	Bayer AG (Registered)	984,577
5,800	Biogen, Inc.*	2,049,198
2,500	Bristol-Myers Squibb Co.	155,200
4,400	BTG plc*	31,602
200	Chugai Pharmaceutical Co. Ltd.	12,857
500	Daiichi Sankyo Co. Ltd.	21,674
200	Dechra Pharmaceuticals plc	5,674
300	Eisai Co. Ltd.	29,225
1,300	Eli Lilly & Co.	139,503
400	Genus plc	12,442

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
37,032	Gilead Sciences, Inc.	$ 2,859,241
36,600	GlaxoSmithKline plc	734,003
3,100	Hikma Pharmaceuticals plc	74,642
100	Hisamitsu Pharmaceutical Co., Inc.	7,669
400	Illumina, Inc.*	146,824
19,700	Indivior plc*	47,248
100	Ipsen SA	16,835
1,300	IQVIA Holdings, Inc.*	168,662
13,200	Jazz Pharmaceuticals plc*	2,219,316
13,549	Johnson & Johnson	1,872,065
300	Kaken Pharmaceutical Co. Ltd.	15,952
300	Kissei Pharmaceutical Co. Ltd.	9,512
200	KYORIN Holdings, Inc.	4,133
1,000	Kyowa Hakko Kirin Co. Ltd.	18,765
24,300	Merck & Co., Inc.	1,723,842
500	MorphoSys AG*	53,489
84,700	Mylan NV*	3,100,020
6,800	Nektar Therapeutics*	414,528
19,900	Neurocrine Biosciences, Inc.*	2,446,705
500	Ono Pharmaceutical Co. Ltd.	14,153
700	Orion OYJ Class B	26,493
200	Otsuka Holdings Co. Ltd.	10,088
7,500	Perrigo Co. plc	531,000
55,959	Pfizer, Inc.	2,466,113
100	Rohto Pharmaceutical Co. Ltd.	3,514
8,500	Sage Therapeutics, Inc.*	1,200,625
500	Sawai Pharmaceutical Co. Ltd.	26,991
1,200	Shionogi & Co. Ltd.	78,444
1,500	Sumitomo Dainippon Pharma Co. Ltd.	34,450
100	Taisho Pharmaceutical Holdings Co. Ltd.	12,233
1,700	Takeda Pharmaceutical Co. Ltd.	72,689
12,449	Thermo Fisher Scientific, Inc.	3,038,552
3,300	UCB SA	296,551
2,500	Zoetis, Inc.	228,900

		29,878,499

Real Estate – 0.5%
40,771	American Tower Corp. (REIT)	5,924,026
8,200	Aroundtown SA	73,055
500	Assura plc (REIT)	353
100	AvalonBay Communities, Inc. (REIT)	18,115
200	Big Yellow Group plc (REIT)	2,386
752	Brookfield Property REIT, Inc. Class A (REIT)	15,739
800	Capital & Counties Properties plc	2,776
4,300	CBRE Group, Inc. Class A*	189,630
100	CLS Holdings plc	287
100	Cofinimmo SA (REIT)	12,479
100	Covivio (REIT)	10,442
13,800	Crown Castle International Corp. (REIT)	1,536,354
300	Daiwa House Industry Co. Ltd.	8,890
300	Derwent London plc (REIT)	11,169
800	Deutsche Wohnen SE	38,425
5,100	Equinix, Inc. (REIT)	2,207,739
300	Equity Residential (REIT)	19,878
1,300	Extra Space Storage, Inc. (REIT)	112,632

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
200	Federal Realty Investment Trust (REIT)	$ 25,294
100	Gecina SA (REIT)	16,696
1,000	Grainger plc	3,903
1,600	Great Portland Estates plc (REIT)	13,939
1,400	Hammerson plc (REIT)	8,330
17,100	Howard Hughes Corp. (The)*	2,124,162
200	Hulic Co. Ltd.	1,963
100	ICADE (REIT)	9,242
1,500	Inmobiliaria Colonial Socimi SA (REIT)	15,556
2,700	Intu Properties plc (REIT)	5,423
200	Iron Mountain, Inc. (REIT)	6,904
700	Kimco Realty Corp. (REIT)	11,718
900	Land Securities Group plc (REIT)	10,363
200	LEG Immobilien AG	23,769
8,600	Leopalace21 Corp.	47,901
900	LondonMetric Property plc (REIT)	2,084
2,100	Merlin Properties Socimi SA (REIT)	28,475
400	Mitsubishi Estate Co. Ltd.	6,792
600	NewRiver REIT plc (REIT)	2,012
300	Primary Health Properties plc (REIT)	446
100	Relo Group, Inc.	2,939
400	Safestore Holdings plc (REIT)	2,709
300	Savills plc	3,054
200	SBA Communications Corp. (REIT)*	32,126
4,500	Segro plc (REIT)	37,446
100	Shaftesbury plc (REIT)	1,182
200	Simon Property Group, Inc. (REIT)	35,350
2,000	St Modwen Properties plc	9,906
300	Sumitomo Realty & Development Co. Ltd.	10,762
1,100	TAG Immobilien AG	26,209
4,000	Tritax Big Box REIT plc (REIT)	7,679
200	Unibail-Rodamco-Westfield (REIT)	40,289
600	UNITE Group plc (The) (REIT)	6,979
900	Vonovia SE	44,018
200	Workspace Group plc (REIT)	2,558

		12,812,553

Retailing – 1.8%
2,100	Advance Auto Parts, Inc.	353,493
7,476	Amazon.com, Inc.*	14,974,428
400	Aoyama Trading Co. Ltd.	12,285
200	Autobacs Seven Co. Ltd.	3,432
600	AutoZone, Inc.*	465,420
2,000	BCA Marketplace plc	5,318
4,300	Best Buy Co., Inc.	341,248
1,000	Booking Holdings, Inc.*	1,984,000
800	Card Factory plc	2,065
26,800	CarMax, Inc.*	2,001,156
900	Delivery Hero SE*	43,217
7,900	Dixons Carphone plc	17,415
3,600	Dollar General Corp.	393,480
39,700	Dollar Tree, Inc.*	3,237,535

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
100	Don Quijote Holdings Co. Ltd.	$ 5,060
64,800	eBay, Inc.*	2,139,696
16,500	Expedia Group, Inc.	2,152,920
8,100	Foot Locker, Inc.	412,938
6,800	Gap, Inc. (The)	196,180
1,400	Genuine Parts Co.	139,160
1,100	H2O Retailing Corp.	18,097
2,400	Halfords Group plc	9,899
100	Hikari Tsushin, Inc.	19,763
15,200	Home Depot, Inc. (The)	3,148,680
9,200	Inchcape plc	80,108
800	Industria de Diseno Textil SA	24,169
4,500	Isetan Mitsukoshi Holdings Ltd.	55,246
800	J Front Retailing Co. Ltd.	12,407
1,800	JD Sports Fashion plc	10,756
6,300	Just Eat plc*	54,984
8,400	Kohl’s Corp.	626,220
200	Komeri Co. Ltd.	4,675
2,700	K’s Holdings Corp.	32,650
5,500	LKQ Corp.*	174,185
19,200	Lowe’s Cos., Inc.	2,204,544
18,500	Macy’s, Inc.	642,505
23,200	Marks & Spencer Group plc	87,289
400	Marui Group Co. Ltd.	9,870
3,200	Moneysupermarket.com Group plc	11,644
6,500	Netflix, Inc.*	2,431,845
500	Next plc	35,783
4,500	Nordstrom, Inc.	269,145
4,100	Ocado Group plc*	48,032
4,500	O’Reilly Automotive, Inc.*	1,562,940
2,100	Ross Stores, Inc.	208,110
200	Sanrio Co. Ltd.	4,054
200	Shimachu Co. Ltd.	6,457
300	Shimamura Co. Ltd.	28,458
10,400	Sports Direct International plc*	46,210
8,100	Target Corp.	714,501
12,300	Tiffany & Co.	1,586,331
2,100	TJX Cos., Inc. (The)	235,242
100	Tractor Supply Co.	9,088
300	TripAdvisor, Inc.*	15,321
200	USS Co. Ltd.	3,713
13,300	Wayfair, Inc. Class A*	1,964,011
7,500	Yamada Denki Co. Ltd.	37,944
600	Zalando SE*	23,315

		45,338,637

Semiconductors & Semiconductor Equipment – 1.0%
600	Advantest Corp.	12,681
3,900	Analog Devices, Inc.	360,594
55,300	Applied Materials, Inc.	2,137,345
1,800	ASM International NV	93,251
500	ASML Holding NV	93,877
5,100	Broadcom, Inc.	1,258,323
100	Disco Corp.	16,746
2,000	Infineon Technologies AG	45,512
33,200	Intel Corp.	1,570,028
22,657	Lam Research Corp.	3,437,067
1,700	Microchip Technology, Inc.	134,147
104,518	Micron Technology, Inc.*	4,727,349
13,090	NVIDIA Corp.	3,678,552
47,200	NXP Semiconductors NV*	4,035,600
26,200	QUALCOMM, Inc.	1,887,186
300	SCREEN Holdings Co. Ltd.	17,640

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,100	Siltronic AG	$ 134,520
7,800	Skyworks Solutions, Inc.	707,538
6,600	STMicroelectronics NV	120,812
2,100	SUMCO Corp.	30,592
2,400	Texas Instruments, Inc.	257,496
800	Ulvac, Inc.	30,028

		24,786,884

Software & Services – 3.0%
400	Accenture plc Class A	68,080
1,500	Adobe Systems, Inc.*	404,925
2,795	Akamai Technologies, Inc.*	204,454
400	Alfa Financial Software Holdings plc*	713
5,100	Alliance Data Systems Corp.	1,204,416
200	Alten SA	20,575
14,100	Altran Technologies SA	122,277
4,500	Amadeus IT Group SA	417,100
400	ANSYS, Inc.*	74,672
3,000	Atos SE	356,961
11,300	Autodesk, Inc.*	1,764,043
1,300	Automatic Data Processing, Inc.	195,858
300	AVEVA Group plc	11,308
2,100	Broadridge Financial Solutions, Inc.	277,095
300	Cadence Design Systems, Inc.*	13,596
2,800	Capgemini SE	352,514
4,100	Citrix Systems, Inc.*	455,756
39,100	Cognizant Technology Solutions Corp. Class A	3,016,565
400	Computacenter plc	6,596
500	Dassault Systemes SE	74,819
28,400	Dell Technologies, Inc. Class V*	2,758,208
32,600	DXC Technology Co.	3,048,752
12,000	Equiniti Group plc	41,550
6,100	Fidelity National Information Services, Inc.	665,327
106,000	FireEye, Inc.*	1,802,000
1,800	Fiserv, Inc.*	148,284
900	FleetCor Technologies, Inc.*	205,056
1,240	Fujitsu Ltd.	88,337
54,600	Genpact Ltd.	1,671,306
11,000	International Business Machines Corp.	1,663,310
1,700	Intuit, Inc.	386,580
33,602	Mastercard, Inc. Class A	7,480,141
3,200	Micro Focus International plc	59,510
135,357	Microsoft Corp.	15,480,780
100	Nomura Research Institute Ltd.	5,050
4,100	NTT Data Corp.	56,757
100	Obic Co. Ltd.	9,458
61,800	Oracle Corp.	3,186,408
300	Otsuka Corp.	11,190
1,700	Paychex, Inc.	125,205
74,751	PayPal Holdings, Inc.*	6,566,128
13,200	Proofpoint, Inc.*	1,403,556
15,800	PTC, Inc.*	1,677,802
1,800	Red Hat, Inc.*	245,304
700	Sage Group plc (The)	5,346
15,900	salesforce.com, Inc.*	2,528,577
200	SCSK Corp.	9,448
800	Softcat plc	8,297
900	Software AG	40,976
4,700	Sophos Group plc	29,907

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
700	Sopra Steria Group	$ 112,209
65,900	Symantec Corp.	1,402,352
200	Synopsys, Inc.*	19,722
17,000	Tableau Software, Inc. Class A*	1,899,580
400	TIS, Inc.	19,995
4,300	Total System Services, Inc.	424,582
1,800	VeriSign, Inc.*	288,216
42,194	Visa, Inc. Class A	6,332,898
10,100	VMware, Inc. Class A*	1,576,206
49,700	Western Union Co. (The)	947,282
300	Wirecard AG	64,905
24,200	Worldpay, Inc.*	2,450,734

		75,989,554

Technology Hardware & Equipment – 1.6%
400	Amano Corp.	8,358
57,519	Apple, Inc.	12,984,339
111,500	ARRIS International plc*	2,897,885
1,900	Brother Industries Ltd.	37,516
3,300	Canon, Inc.	104,641
38,500	Cisco Systems, Inc.	1,873,025
6,100	Citizen Watch Co. Ltd.	40,198
65,806	CommScope Holding Co., Inc.*	2,024,193
3,700	F5 Networks, Inc.*	737,854
3,300	FLIR Systems, Inc.	202,851
2,400	FUJIFILM Holdings Corp.	107,974
1,300	Halma plc	24,475
300	Hamamatsu Photonics KK	11,948
1,000	Hitachi High-Technologies Corp.	34,528
4,720	Hitachi Ltd.	160,440
300	Horiba Ltd.	15,901
112,400	HP, Inc.	2,896,548
900	Ibiden Co. Ltd.	12,610
2,600	Ingenico Group SA	197,681
45,400	Juniper Networks, Inc.	1,360,638
5,800	Konica Minolta, Inc.	61,723
2,200	Motorola Solutions, Inc.	286,308
8,500	NetApp, Inc.	730,065
1,500	Nippon Electric Glass Co. Ltd.	47,154
1,400	Oki Electric Industry Co. Ltd.	18,392
600	Omron Corp.	25,355
29,209	Palo Alto Networks, Inc.*	6,579,619
100	Renishaw plc	6,173
6,900	Ricoh Co. Ltd.	74,138
25,000	Seagate Technology plc	1,183,750
200	Seiko Epson Corp.	3,412
600	Shimadzu Corp.	18,803
700	Spectris plc	21,621
400	Taiyo Yuden Co. Ltd.	8,991
100	TDK Corp.	10,896
5,300	TE Connectivity Ltd.	466,029
600	Topcon Corp.	10,947
46,300	Western Digital Corp.	2,710,402
50,300	Xerox Corp.	1,357,094
1,200	Yokogawa Electric Corp.	25,383
12,700	Zebra Technologies Corp. Class A*	2,245,741

		41,625,599

Telecommunication Services – 0.3%
129,100	AT&T, Inc.	4,335,178
8,900	BT Group plc	26,125

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
1,000	Cellnex Telecom SA	$ 26,227
3,500	CenturyLink, Inc.	74,200
600	Elisa OYJ	25,437
100	Iliad SA	13,062
500	Inmarsat plc	3,255
3,800	KDDI Corp.	104,830
7,500	Nippon Telegraph & Telephone Corp.	338,477
2,000	NTT DOCOMO, Inc.	53,755
300	TalkTalk Telecom Group plc	482
987,100	Telecom Italia SpA*	596,685
3,900	Telefonica Deutschland Holding AG	16,475
46,400	Telefonica SA	366,019
1,200	Verizon Communications, Inc.	64,068
281,400	Vodafone Group plc	602,934
38,300	Zayo Group Holdings, Inc.*	1,329,776

		7,976,985

Transportation – 0.6%
200	Aeroports de Paris	45,030
13,700	Air France-KLM*	142,786
3,200	Alaska Air Group, Inc.	220,352
700	American Airlines Group, Inc.	28,931
300	ANA Holdings, Inc.	10,480
6,500	Atlantia SpA	134,854
11,100	BBA Aviation plc	43,449
28,900	Bollore SA	124,831
600	Central Japan Railway Co.	124,919
1,600	CH Robinson Worldwide, Inc.	156,672
1,900	CSX Corp.	140,695
79,539	Delta Air Lines, Inc.	4,599,740
6,800	Deutsche Lufthansa AG (Registered)	166,899
1,200	Deutsche Post AG (Registered)	42,665
100	East Japan Railway Co.	9,289
4,600	easyJet plc	78,716
1,400	Expeditors International of Washington, Inc.	102,942
6,000	FedEx Corp.	1,444,740
24,300	Firstgroup plc*	28,777
600	Fraport AG Frankfurt Airport Services Worldwide	52,969
2,100	Hochtief AG	44,765
19,000	International Consolidated Airlines Group SA	163,340
500	Japan Airlines Co. Ltd.	17,971
200	Japan Airport Terminal Co. Ltd.	9,098
800	Kamigumi Co. Ltd.	17,634
100	Kansas City Southern	11,328
100	Keikyu Corp.	1,823
100	Keio Corp.	5,473
100	Keisei Electric Railway Co. Ltd.	3,520
73,700	Knight-Swift Transportation Holdings, Inc.	2,541,176
200	Kyushu Railway Co.	6,089
100	Nagoya Railroad Co. Ltd.	2,476
1,800	National Express Group plc	9,154
100	Nikkon Holdings Co. Ltd.	2,593
700	Norfolk Southern Corp.	126,350
100	Odakyu Electric Railway Co. Ltd.	2,366
14,800	Royal Mail plc	92,002
100	Sankyu, Inc.	5,616
2,800	Seino Holdings Co. Ltd.	42,308

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
1,100	SG Holdings Co. Ltd.	$ 28,818
100	Sotetsu Holdings, Inc.	3,344
10,200	Southwest Airlines Co.	636,990
500	Sumitomo Warehouse Co. Ltd. (The)	6,631
500	Tokyu Corp.	9,143
13,200	Union Pacific Corp.	2,149,356
7,800	United Continental Holdings, Inc.*	694,668
400	United Parcel Service, Inc. Class B	46,700
800	Wizz Air Holdings plc*	29,939
16,800	XPO Logistics, Inc.*	1,918,056
400	Yamato Holdings Co. Ltd.	12,282

		16,340,745

Utilities – 0.5%
126,100	A2A SpA	218,686
27,500	AES Corp.	385,000
500	Alliant Energy Corp.	21,285
17,852	American Water Works Co., Inc.	1,570,440
10,300	CenterPoint Energy, Inc.	284,795
80,300	Centrica plc	162,123
600	Chubu Electric Power Co., Inc.	9,089
400	Chugoku Electric Power Co., Inc. (The)	5,140
300	CMS Energy Corp.	14,700
3,200	Consolidated Edison, Inc.	243,808
500	ContourGlobal plc	1,329
11,700	Drax Group plc	59,150
2,500	DTE Energy Co.	272,825
4,000	Duke Energy Corp.	320,080
1,500	E.ON SE	15,264
1,700	Edison International	115,056
52,100	EDP - Energias de Portugal SA	192,239
1,300	Electric Power Development Co. Ltd.	35,984
2,500	Electricite de France SA	43,967
51,200	Enel SpA	261,710
2,000	Entergy Corp.	162,260
14,700	Exelon Corp.	641,802
500	FirstEnergy Corp.	18,585
2,300	Fortum OYJ	57,641
100	Hokuriku Electric Power Co.*	1,024
26,900	Iberdrola SA	197,577
21,200	Italgas SpA	115,005
3,200	Kansai Electric Power Co., Inc. (The)	48,301
1,100	Naturgy Energy Group SA	29,986
800	NextEra Energy, Inc.	134,080
300	NiSource, Inc.	7,476
15,200	NRG Energy, Inc.	568,480
100	Osaka Gas Co. Ltd.	1,953
300	Pennon Group plc	2,788
8,600	PG&E Corp.*	395,686
300	PPL Corp.	8,778
1,400	Public Service Enterprise Group, Inc.	73,906
2,700	Renewables Infrastructure Group Ltd. (The)	3,956
200	Sempra Energy	22,750
200	Severn Trent plc	4,821

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
500	Shikoku Electric Power Co., Inc.	$ 6,533
6,100	SSE plc	91,097
2,600	Suez	36,985
200	Telecom Plus plc	2,716
26,100	Terna Rete Elettrica Nazionale SpA	139,423
100	Toho Gas Co. Ltd.	3,805
16,700	Tokyo Electric Power Co. Holdings, Inc.*	82,065
300	Tokyo Gas Co. Ltd.	7,379
900	United Utilities Group plc	8,262
195,000	Vistra Energy Corp.*	4,851,600
100	WEC Energy Group, Inc.	6,676
500	Xcel Energy, Inc.	23,605

		11,989,671

TOTAL COMMON STOCKS (Cost $538,822,608)		$ 599,998,328

Exchange Traded Funds – 6.6%
75,256	Energy Select Sector SPDR Fund	$ 5,699,889
115,483	Health Care Select Sector SPDR Fund	10,988,208
199,286	Invesco Emerging Markets Sovereign Debt ETF	5,376,736
1,977,042	Invesco Senior Loan ETF(b)	45,808,063
123,389	SPDR Dow Jones International Real Estate ETF(b)	4,719,629
36,358	SPDR Dow Jones REIT ETF(b)	3,390,384
2,226,921	Vanguard FTSE Emerging Markets ETF	91,303,761

TOTAL EXCHANGE TRADED FUNDS (Cost $160,022,987)		$ 167,286,670

Shares	Distribution Rate	Value
Investment Company(c) – 64.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,643,226,569	2.060%	$1,643,226,569
(Cost $1,643,226,569)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,342,072,164)		$2,410,511,567

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,867,850	2.060%	$ 17,867,850
(Cost $17,867,850)

TOTAL INVESTMENTS – 95.8% (Cost $2,359,940,014)		$2,428,379,417

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		106,879,925

NET ASSETS – 100.0%		$2,535,259,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	BRL	31,879,000	USD	7,764,670	10/01/2018	$129,005
	CLP	8,545,399,000	USD	12,735,447	10/01/2018	254,740
	KRW	16,412,690,000	USD	14,679,219	10/05/2018	115,851
	MXN	90,570,000	USD	4,774,210	10/23/2018	47,845
	RUB	466,859,000	USD	7,013,447	10/01/2018	112,948
	TWD	848,199,000	USD	27,671,195	10/02/2018	108,551
	USD	16,193,076	AUD	22,220,000	10/23/2018	129,210
	USD	3,985,299	BRL	15,940,000	10/01/2018	38,338
	USD	5,215,981	CAD	6,730,000	10/23/2018	3,062
	USD	36,204,136	EUR	30,760,000	10/23/2018	430,075
	USD	22,504,959	GBP	17,190,000	10/23/2018	78,146
	USD	5,050,156	HUF	1,391,580,000	10/25/2018	43,866
	USD	18,771,949	IDR	276,957,620,000	10/01/2018	186,061
	USD	7,670,831	IDR	114,042,250,000	10/29/2018	48,932
	USD	21,687,471	INR	1,540,659,000	10/01/2018	434,071
	USD	8,318,402	INR	599,840,000	10/29/2018	88,533
	USD	25,838,066	JPY	2,902,560,000	10/23/2018	251,915
	USD	3,501,421	NOK	28,470,000	10/23/2018	277
	USD	15,365,035	NZD	23,000,000	10/24/2018	117,447
	USD	19,263,535	PHP	1,033,639,000	10/01/2018	132,701
	USD	4,898,425	SEK	42,950,000	10/23/2018	57,242

TOTAL						$2,808,816

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	IDR	276,957,620,000	USD	18,671,174	10/01/2018	$(85,285)
	INR	1,540,659,000	USD	21,412,836	10/01/2018	(159,436)
	PHP	1,033,639,000	USD	19,158,212	10/01/2018	(27,378)
	USD	3,859,724	BRL	15,939,000	10/01/2018	(86,990)
	USD	3,991,112	BRL	16,330,000	10/29/2018	(43,853)
	USD	12,725,784	CLP	8,545,399,000	10/01/2018	(264,402)
	USD	6,001,416	CLP	3,983,020,000	10/29/2018	(57,916)
	USD	14,669,000	KRW	16,412,690,000	10/05/2018	(126,072)
	USD	6,354,748	KRW	7,091,390,000	10/29/2018	(39,069)
	USD	12,406,594	PHP	672,070,000	10/29/2018	(5,974)
	USD	6,944,865	RUB	466,859,000	10/01/2018	(181,529)
	USD	3,011,607	RUB	200,040,000	10/29/2018	(33,010)
	USD	27,653,518	TWD	848,199,000	10/02/2018	(126,228)
	USD	13,175,753	TWD	401,900,000	10/29/2018	(49,139)
	USD	2,651,121	ZAR	38,230,000	10/23/2018	(44,562)

TOTAL						$(1,330,843)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Sterling	72	12/19/2018	$11,629,717	$(97)
3 Month Sterling	31	03/20/2019	5,002,188	(574)
Amsterdam Exchange Index	23	10/19/2018	2,934,519	35,247
ASX 90 Day Bank Accepted Bill	100	03/07/2019	71,942,630	7,342
ASX 90 Day Bank Accepted Bill	88	06/13/2019	63,303,300	8,044
Australia 10 Year Bond	125	12/17/2018	11,642,677	(94,572)
Brent Crude Oil	60	10/31/2018	4,963,800	348,479
CAC 40 10 Euro Index	111	10/19/2018	7,074,678	61,548
EURO STOXX 50 Index	1,404	12/21/2018	55,211,967	597,808
Euro-Bobl	263	12/06/2018	39,910,048	(279,765)
Euro-BTP	11	12/06/2018	1,581,629	(26,384)
Euro-Bund	274	12/06/2018	50,515,497	(594,560)
Euro-Buxl	36	12/06/2018	7,286,192	(124,645)
Euro-OAT	107	12/06/2018	18,765,296	(192,488)
Euro-Schatz	53	12/06/2018	6,878,147	(11,208)
FTSE 100 Index	317	12/21/2018	30,932,555	833,837
LME Lead Base Metal	52	10/15/2018	2,633,475	4,817
LME Zinc Base Metal	39	10/15/2018	2,583,263	259,258
Long Gilt	74	12/27/2018	11,664,856	(117,804)
Low Sulphur Gasoil	54	11/12/2018	3,910,950	230,742
MSCI Taiwan Index	117	10/30/2018	4,804,020	29,324
NASDAQ 100 E-Mini Index	228	12/21/2018	34,907,940	859,758
NY Harbor ULSD	36	10/31/2018	3,550,932	192,227
OMXS30 Index	293	10/19/2018	5,472,692	110,242
RBOB Gasoline	32	10/31/2018	2,803,181	58,510
Russell 2000 E-Mini Index	276	12/21/2018	23,471,040	(386,897)
S&P Midcap 400 E-Mini Index	23	12/21/2018	4,657,960	(64,521)
S&P/TSX 60 Index	27	12/20/2018	3,972,918	(27,380)
SET50 Index	531	12/27/2018	3,807,635	(4,417)
TOPIX Index	151	12/13/2018	24,154,418	1,449,748
WTI Crude Oil	100	10/22/2018	7,325,000	583,724

Total				$3,745,343

Short position contracts:
100 oz Gold	(205)	12/27/2018	(24,522,100)	1,397,414
3 Month Canadian Bankers Acceptance	(56)	12/17/2018	(10,592,266)	2,533
3 Month Canadian Bankers Acceptance	(86)	03/18/2019	(16,237,564)	14,589
3 Month Canadian Bankers Acceptance	(106)	06/17/2019	(19,987,071)	13,314
3 Month Eurodollar	(235)	12/17/2018	(57,187,250)	35,467
3 Month Eurodollar	(347)	03/18/2019	(84,286,300)	233,696
3 Month Eurodollar	(378)	06/17/2019	(91,674,450)	349,301
3 Month Eurodollar	(380)	09/16/2019	(92,074,000)	403,500
3 Month Eurodollar	(387)	12/16/2019	(93,712,050)	391,985
3 Month Eurodollar	(332)	03/16/2020	(80,373,050)	179,262
3 Month Eurodollar	(288)	06/15/2020	(69,717,600)	74,011
3 Month Eurodollar	(261)	09/14/2020	(63,184,837)	53,824
3 Month Sterling	(27)	06/19/2019	(4,352,786)	305
3 Month Sterling	(37)	09/18/2019	(5,959,503)	1,166
3 Month Sterling	(63)	12/18/2019	(10,139,051)	605
3 Month Sterling	(74)	03/18/2020	(11,902,127)	(436)
3 Month Sterling	(77)	06/17/2020	(12,377,119)	910
3 Month Sterling	(77)	09/16/2020	(12,369,592)	1,189
ASX 90 Day Bank Accepted Bill	(32)	12/13/2018	(23,021,641)	(3,023)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Canada 10 Year Bond	(100)	12/18/2018	$(10,267,487)	$18,048
Coffee ‘C’	(56)	12/18/2018	(2,151,450)	204,573
Copper	(68)	12/27/2018	(4,768,500)	(55,438)
Corn	(130)	12/14/2018	(2,315,625)	127,965
DAX Index	(2)	12/21/2018	(710,650)	(2,236)
Japan 10 Year Bond	(2)	12/13/2018	(2,641,964)	1,753
KOSPI 200 Index	(10)	12/13/2018	(679,739)	(19,485)
LME Lead Base Metal	(52)	10/15/2018	(2,633,475)	160,102
LME Zinc Base Metal	(39)	10/15/2018	(2,583,262)	(40,798)
LME Zinc Base Metal	(42)	11/19/2018	(2,778,300)	(278,034)
S&P 500 E-Mini Index	(636)	12/21/2018	(92,824,200)	(590,077)
Silver	(105)	12/27/2018	(7,723,800)	398,804
Soybean	(110)	11/14/2018	(4,650,250)	388,779
U.S. Treasury 10 Year Note	(526)	12/19/2018	(62,478,938)	97,058
U.S. Treasury 2 Year Note	(321)	12/31/2018	(67,645,734)	99,501
U.S. Treasury 5 Year Note	(455)	12/31/2018	(51,176,836)	78,286
U.S. Treasury Long Bond	(120)	12/19/2018	(16,860,000)	51,599

Total				$3,790,012

Total Futures Contracts				$7,535,355

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (paid) by the Fund	Credit Spread at September 30, 2018(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CDX North America High Yield Index	5.000%	3.321%	12/20/2023	USD 56,750	$4,208,808	$4,131,367	$77,441
Markit CDX North America Investment Grade Index	1.000	0.597	12/20/2023	22,950	446,563	421,507	25,056
iTraxx Europe Crossover Index	5.000	2.750	12/20/2023	EUR 77,750	9,636,714	10,039,724	(403,010)
iTraxx Europe Index	1.000	0.688	12/20/2023	16,950	319,946	321,760	(1,814)

TOTAL					$14,612,031	$14,914,358	$(302,327)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(a)

MSCI The World Growth Net Return Index(b)	(2.334)%	Bank of America NA	05/13/2019	USD 59,073	$1,257,232
MSCI The World Growth Net Return Index(b)	(2.139)		05/13/2019	26,098	577,638
MSCI The World Net Return Index(c)	2.334		05/13/2019	62,424	(1,222,541)
MSCI The World Net Return Index(c)	2.139		05/13/2019	27,387	(542,033)
Alerian MLP Index Total Return(d)	(2.335)	Deutsche Bank AG	10/26/2018	13,456	276,980
Bloomberg Roll Select Commodity Index Total Return(e)	0.000	JPMorgan Chase Bank NA	11/23/2018	26,171	121,950

TOTAL					$469,226

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments received monthly.
(d)	Payments made quarterly.
(e)	Payments made weekly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,525.00 USD	10/19/2018	40	$(11,655,920)	$(5,600)	$(60,666)	$55,066
		2,550.00 USD	10/19/2018	39	(11,364,522)	(5,850)	(65,851)	60,001
		2,575.00 USD	10/19/2018	39	(11,364,522)	(6,435)	(72,101)	65,666
		2,600.00 USD	10/19/2018	38	(11,073,124)	(6,460)	(79,821)	73,361
		2,625.00 USD	10/19/2018	37	(10,781,726)	(7,585)	(88,372)	80,787
		2,650.00 USD	10/19/2018	36	(10,490,328)	(8,352)	(96,098)	87,746
		2,675.00 USD	10/19/2018	36	(10,490,328)	(9,468)	(105,313)	95,845
		2,700.00 USD	10/19/2018	35	(10,198,930)	(9,450)	(117,265)	107,815
		2,725.00 USD	10/19/2018	34	(9,907,532)	(12,070)	(127,883)	115,813
		2,750.00 USD	10/19/2018	34	(9,907,532)	(12,580)	(145,796)	133,216
		2,775.00 USD	10/19/2018	33	(9,616,134)	(14,223)	(162,095)	147,872
		2,800.00 USD	10/19/2018	33	(9,616,134)	(17,160)	(184,225)	167,065
		2,550.00 USD	11/16/2018	34	(9,907,532)	(16,660)	(55,894)	39,234
		2,575.00 USD	11/16/2018	33	(9,616,134)	(17,820)	(60,025)	42,205
		2,600.00 USD	11/16/2018	32	(9,324,736)	(19,200)	(63,806)	44,606
		2,625.00 USD	11/16/2018	32	(9,324,736)	(21,440)	(70,151)	48,711
		2,650.00 USD	11/16/2018	31	(9,033,338)	(23,715)	(76,627)	52,912
		2,675.00 USD	11/16/2018	30	(8,741,940)	(24,150)	(84,780)	60,630
		2,700.00 USD	11/16/2018	30	(8,741,940)	(27,300)	(92,287)	64,987
		2,725.00 USD	11/16/2018	29	(8,450,542)	(31,610)	(99,918)	68,308
		2,750.00 USD	11/16/2018	29	(8,450,542)	(36,685)	(111,832)	75,147
		2,775.00 USD	11/16/2018	28	(8,159,144)	(41,720)	(121,773)	80,053
		2,800.00 USD	11/16/2018	28	(8,159,144)	(45,864)	(139,753)	93,889
		2,825.00 USD	11/16/2018	27	(7,867,746)	(54,540)	(154,690)	100,150
		2,850.00 USD	11/16/2018	27	(7,867,746)	(62,640)	(172,468)	109,828
		2,650.00 USD	12/21/2018	42	(12,238,716)	(64,680)	(60,028)	(4,652)
		2,675.00 USD	12/21/2018	41	(11,947,318)	(69,700)	(65,061)	(4,639)
		2,700.00 USD	12/21/2018	41	(11,947,318)	(77,490)	(72,757)	(4,733)
		2,725.00 USD	12/21/2018	40	(11,655,920)	(86,320)	(79,390)	(6,930)
		2,750.00 USD	12/21/2018	39	(11,364,522)	(95,940)	(85,966)	(9,974)
		2,775.00 USD	12/21/2018	39	(11,364,522)	(109,200)	(96,742)	(12,458)
		2,800.00 USD	12/21/2018	38	(11,073,124)	(117,420)	(106,746)	(10,674)
		2,825.00 USD	12/21/2018	37	(10,781,726)	(133,200)	(116,941)	(16,259)
		2,850.00 USD	12/21/2018	37	(10,781,726)	(153,920)	(134,092)	(19,828)
		2,875.00 USD	12/21/2018	36	(10,490,328)	(166,680)	(148,762)	(17,918)
		2,900.00 USD	12/21/2018	35	(10,198,930)	(191,275)	(166,688)	(24,587)
		2,925.00 USD	12/21/2018	35	(10,198,930)	(216,300)	(192,380)	(23,920)

Total written options contracts				1,284		$(2,020,702)	$(3,935,043)	$1,914,341

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a) – 82.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
77,875,908	2.060%	$77,875,908

TOTAL INVESTMENTS – 82.7% (Cost $77,875,908)		$77,875,908

OTHER ASSETS IN EXCESS OF LIABILITIES – 17.3%		16,289,036

NET ASSETS – 100.0%		$94,164,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	18,410,000	USD	4,501,772	10/29/2018	$47,139
	CAD	260,000	USD	200,587	10/23/2018	803
	CLP	1,198,450,000	USD	1,794,347	10/01/2018	27,462
	COP	7,182,080,000	USD	2,400,624	10/01/2018	23,462
	COP	7,746,310,000	USD	2,571,390	10/29/2018	43,741
	IDR	37,957,430,000	USD	2,534,915	10/01/2018	12,307
	INR	40,660,000	USD	558,041	10/01/2018	2,864
	INR	38,990,000	USD	534,613	10/29/2018	334
	KRW	10,381,100,000	USD	9,303,219	10/05/2018	54,729
	MXN	83,950,000	USD	4,423,139	10/23/2018	46,460
	NOK	14,260,000	USD	1,752,228	10/23/2018	1,418
	PEN	2,720,000	USD	822,668	10/01/2018	552
	PHP	57,990,000	USD	1,069,532	10/29/2018	1,495
	RUB	451,950,000	USD	6,687,078	10/01/2018	211,737
	RUB	390,770,000	USD	5,888,872	10/29/2018	58,664
	TWD	279,650,000	USD	9,139,390	10/02/2018	19,554
	USD	633,929	AUD	870,000	10/23/2018	4,966
	USD	2,650,617	CAD	3,420,000	10/23/2018	1,556
	USD	9,312,160	CHF	8,900,000	10/23/2018	226,046
	USD	3,495,731	CZK	76,110,000	10/23/2018	63,557
	USD	7,325,888	EUR	6,220,000	10/23/2018	91,992
	USD	4,099,577	GBP	3,130,000	10/23/2018	16,044
	USD	2,652,419	HUF	730,720,000	10/25/2018	23,612
	USD	2,999,678	IDR	44,460,350,000	10/01/2018	16,062
	USD	5,120,161	ILS	18,280,000	10/23/2018	85,532
	USD	3,778,226	INR	271,730,000	10/01/2018	29,709
	USD	2,987,468	JPY	335,890,000	10/23/2018	26,588
	USD	1,850,485	NZD	2,770,000	10/24/2018	14,145
	USD	826,120	PEN	2,720,000	10/01/2018	2,900
	USD	2,553,544	PHP	136,520,000	10/01/2018	26,800
	USD	2,215,586	PLN	8,100,000	10/23/2018	17,565
	USD	1,502,672	SEK	13,180,000	10/23/2018	17,066
	ZAR	69,460,000	USD	4,815,109	10/23/2018	82,670

TOTAL						$1,299,531

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	150,000	USD	108,770	10/23/2018	$(328)
	BRL	17,630,000	USD	4,408,712	10/01/2018	(43,284)
	CHF	200,000	USD	207,825	10/23/2018	(3,642)
	EUR	130,000	USD	152,921	10/23/2018	(1,731)
	IDR	6,502,920,000	USD	443,185	10/01/2018	(6,791)
	IDR	52,822,050,000	USD	3,549,502	10/29/2018	(19,193)
	INR	231,070,000	USD	3,280,549	10/01/2018	(92,937)
	INR	433,980,000	USD	6,004,941	10/29/2018	(50,689)
	PHP	136,520,000	USD	2,538,819	10/01/2018	(12,074)
	USD	4,321,078	BRL	17,630,000	10/01/2018	(44,350)
	USD	1,563,715	CAD	2,020,000	10/23/2018	(936)
	USD	1,800,969	CLP	1,198,450,000	10/01/2018	(20,840)
	USD	2,113,420	CLP	1,402,170,000	10/29/2018	(19,688)
	USD	2,385,069	COP	7,182,080,000	10/01/2018	(39,016)
	USD	220,779	EUR	190,000	10/23/2018	(192)
	USD	143,448	GBP	110,000	10/23/2018	(63)
	USD	9,285,336	KRW	10,381,100,000	10/05/2018	(72,613)
	USD	7,219,743	KRW	8,056,300,000	10/29/2018	(44,067)
	USD	6,796,223	RUB	451,950,000	10/01/2018	(102,592)
	USD	4,097,138	THB	132,440,000	10/24/2018	(929)
	USD	9,133,548	TWD	279,650,000	10/02/2018	(25,395)
	USD	5,974,822	TWD	182,250,000	10/29/2018	(22,283)

TOTAL						$(623,633)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	23	12/27/2018	$2,751,260	$(7,023)
3 Month Sterling	3	12/19/2018	484,571	(21)
3 Month Sterling	1	03/20/2019	161,361	(35)
Amsterdam Exchange Index	2	10/19/2018	255,175	55
ASX 90 Day Bank Accepted Bill	4	03/07/2019	2,877,705	313
ASX 90 Day Bank Accepted Bill	4	06/13/2019	2,877,423	379
Australia 10 Year Bond	350	12/17/2018	32,599,496	(136,848)
Brent Crude Oil	28	10/31/2018	2,316,440	160,614
CAC 40 10 Euro Index	8	10/19/2018	509,887	2,652
Coffee ‘C’	86	12/18/2018	3,304,012	(15,833)
Copper	35	12/27/2018	2,454,375	57,328
Cotton No. 2	11	12/06/2018	420,035	(7,770)
EURO STOXX 50 Index	4	12/21/2018	157,299	(537)
Euro-Bobl	3	12/06/2018	455,248	(3,191)
Euro-Bund	69	12/06/2018	12,721,056	26,405
Euro-OAT	1	12/06/2018	175,377	(1,799)
FTSE 100 Index	2	12/21/2018	195,158	(349)
Japan 10 Year Bond	13	12/13/2018	17,172,769	3,221
Lean Hogs	26	12/14/2018	602,420	9,798
LME Aluminum Base Metal	48	10/15/2018	2,467,200	(25,005)
LME Aluminum Base Metal	6	11/19/2018	310,350	(3,194)
LME Lead Base Metal	45	10/15/2018	2,278,969	(103,268)
LME Lead Base Metal	26	11/19/2018	1,322,262	(3,014)
LME Nickel Base Metal	19	10/15/2018	1,427,850	(141,891)
LME Nickel Base Metal	10	11/19/2018	753,660	594
LME Zinc Base Metal	44	10/15/2018	2,914,450	98,800
LME Zinc Base Metal	29	11/19/2018	1,918,350	191,513
MSCI Taiwan Index	8	10/30/2018	328,480	1,951
NASDAQ 100 E-Mini Index	3	12/21/2018	459,315	11,365
Natural Gas	33	10/29/2018	992,640	(5,061)
OMXS30 Index	20	10/19/2018	373,563	7,525
Russell 2000 E-Mini Index	7	12/21/2018	595,280	(9,813)
S&P 500 E-Mini Index	86	12/21/2018	12,551,700	91,795
S&P Midcap 400 E-Mini Index	2	12/21/2018	405,040	(5,784)
S&P/TSX 60 Index	2	12/20/2018	294,290	(1,954)
SET50 Index	33	12/27/2018	236,633	(263)
Silver	40	12/27/2018	2,942,400	(4,274)
TOPIX Index	3	12/13/2018	479,889	5,136
U.S. Treasury 10 Year Note	97	12/19/2018	11,521,781	3,175
WTI Crude Oil	29	10/22/2018	2,124,250	118,520

Total				$314,212

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month Canadian Bankers Acceptance	(2)	12/17/2018	$(378,295)	$83
3 Month Canadian Bankers Acceptance	(3)	03/18/2019	(566,427)	514
3 Month Canadian Bankers Acceptance	(4)	06/17/2019	(754,229)	600
3 Month Eurodollar	(9)	12/17/2018	(2,190,150)	1,904
3 Month Eurodollar	(14)	03/18/2019	(3,400,600)	8,893
3 Month Eurodollar	(15)	06/17/2019	(3,637,875)	14,778
3 Month Eurodollar	(15)	09/16/2019	(3,634,500)	17,952
3 Month Eurodollar	(15)	12/16/2019	(3,632,250)	18,165
3 Month Eurodollar	(13)	03/16/2020	(3,147,137)	7,786
3 Month Eurodollar	(11)	06/15/2020	(2,662,825)	3,187
3 Month Eurodollar	(10)	09/14/2020	(2,420,875)	2,139
3 Month Sterling	(1)	06/19/2019	(161,214)	(1)
3 Month Sterling	(2)	09/18/2019	(322,135)	47
3 Month Sterling	(2)	12/18/2019	(321,875)	13
3 Month Sterling	(3)	03/18/2020	(482,519)	94
3 Month Sterling	(3)	06/17/2020	(482,225)	110
3 Month Sterling	(3)	09/16/2020	(481,932)	160
ASX 90 Day Bank Accepted Bill	(1)	12/13/2018	(719,426)	(90)
Canada 10 Year Bond	(105)	12/18/2018	(10,780,862)	140,937
Corn	(90)	12/14/2018	(1,603,125)	41,867
DAX Index	(1)	12/21/2018	(355,325)	(1,091)
Euro-Schatz	(5)	12/06/2018	(648,882)	(211)
Feeder Cattle	(26)	11/15/2018	(2,054,650)	(32,344)
FTSE/JSE Top 40 Index	(5)	12/20/2018	(177,209)	2,480
Hang Seng Index	(1)	10/30/2018	(178,052)	(2,476)
HSCEI	(1)	10/30/2018	(70,666)	(165)
IBEX 35 Index	(1)	10/19/2018	(108,767)	280
KC HRW Wheat	(86)	12/14/2018	(2,198,375)	254,109
KOSPI 200 Index	(4)	12/13/2018	(271,895)	(5,495)
Live Cattle	(56)	12/31/2018	(2,662,240)	(95,198)
LME Aluminum Base Metal	(48)	10/15/2018	(2,467,200)	16,902
LME Aluminum Base Metal	(7)	11/19/2018	(362,075)	(3,234)
LME Lead Base Metal	(45)	10/15/2018	(2,278,969)	(3,541)
LME Lead Base Metal	(14)	11/19/2018	(711,987)	3,244
LME Nickel Base Metal	(19)	10/15/2018	(1,427,850)	16,629
LME Nickel Base Metal	(2)	11/19/2018	(150,732)	(4,193)
LME Zinc Base Metal	(44)	10/15/2018	(2,914,450)	(273,014)
LME Zinc Base Metal	(17)	11/19/2018	(1,124,550)	(139,980)
Long Gilt	(185)	12/27/2018	(29,162,141)	251,138
Low Sulphur Gasoil	(1)	11/12/2018	(72,425)	(2,277)
NY Harbor ULSD	(9)	10/31/2018	(887,733)	(48,106)
RBOB Gasoline	(44)	10/31/2018	(3,854,374)	(258,018)
Soybean	(25)	11/14/2018	(1,056,875)	(6,304)
Sugar No. 11	(123)	02/28/2019	(1,542,912)	374
U.S. Treasury 2 Year Note	(21)	12/31/2018	(4,425,422)	7,964
U.S. Treasury 5 Year Note	(30)	12/31/2018	(3,374,297)	11,924
U.S. Treasury Long Bond	(9)	12/19/2018	(1,264,500)	8,858
Wheat	(77)	12/14/2018	(1,959,650)	182,796

Total				$140,189

Total Futures Contracts				$454,401

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (paid) by the Fund	Credit Spread at September 30, 2018(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.750%	12/20/2023	EUR 1,100	$136,339	$142,041	$(5,702)
iTraxx Europe Index	1.000	0.688	12/20/2023	1,900	35,865	36,067	(202)
Markit CDX North America High Yield Index	5.000	3.321	12/20/2023	USD 1,650	122,700	120,449	2,251
Markit CDX North America Investment Grade Index	1.000	0.597	12/20/2023	2,600	50,591	47,752	2,839

TOTAL					$345,495	$346,309	$(814)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index*	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

A basket (DBGSLBJP) of common stocks(a)	(0.041)%	Deutsche Bank AG	09/19/2019	JPY	1,185,363		$78,262	$—	$78,262
A basket (DBGSMOJP) of common stocks(a)	(0.041)		09/19/2019		1,989,042		229,351	—	229,351
A basket (DBGSQUJP) of common stocks(a)	(0.041)		09/19/2019		3,015,441		202,569	(12,446)	215,015
A basket (DBGSVAJP) of common stocks(a)	(0.041)		09/19/2019		4,708,917		425,485	(18,199)	443,684
Topix Total Return Index(b)	0.041		09/19/2019		10,569,703		(897,215)	32,066	(929,281)
A basket (JPBILBEU) of common stocks(a)	(0.369)	JPMorgan Chase Bank NA	03/04/2019	EUR	8,544		56,178	–	56,178
A basket (JPBILBUK) of common stocks(a)	(0.722)		08/06/2019	GBP	9,633		158,747	—	158,747
A basket (JPBIMOEU) of common stocks(a)	(0.369)		03/04/2019	EUR	8,459		129,150	—	129,150
A basket (JPBIMOUK) of common stocks(a)	(0.724)		08/06/2019	GBP	502		14,426	—	14,426
A basket (JPBIMOUK) of common stocks(a)	(0.722)		08/06/2019		8,366		235,649	—	235,649
A basket (JPBIQUEU) of common stocks(a)	(0.369)		03/04/2019	EUR	12,937		188,222	—	188,222
A basket (JPBIQUUK) of common stocks(a)	(0.724)		08/06/2019	GBP	729		16,388	—	16,388
A basket (JPBIQUUK) of common stocks(a)	(0.722)		08/06/2019		9,970		222,268	—	222,268
A basket (JPBIVAEU) of common stocks(a)	(0.369)		03/04/2019	EUR	12,943		130,043	—	130,043
A basket (JPBIVAUK) of common stocks(a)	(0.724)		08/06/2019	GBP	1,575		49,305	—	49,305
A basket (JPBIVAUK) of common stocks(a)	(0.722)		08/06/2019		10,621		333,771	—	333,771
A basket (JPGSLBUS) of common stocks(a)	(2.261)		09/03/2019	USD	704	(c)	—	—	—
A basket (JPGSLBUS) of common stocks(a)	(2.242)		09/03/2019		12,617		(50,437)	—	(50,437)
A basket (JPGSMOUS) of common stocks(a)	(2.261)		09/03/2019		1,011	(c)	—	—	—
A basket (JPGSMOUS) of common stocks(a)	(2.242)		09/03/2019		19,935		224,452	—	224,452
A basket (JPGSQUUS) of common stocks(a)	(2.261)		09/03/2019		1,214	(c)	—	—	—
A basket (JPGSQUUS) of common stocks(a)	(2.242)		09/03/2019		21,969		14,110	—	14,110
A basket (JPGSVAUS) of common stocks(a)	(2.261)		09/03/2019		867	(c)	—	—	—
A basket (JPGSVAUS) of common stocks(a)	(2.242)		09/03/2019		17,070		(69,074)	—	(69,074)
Euro Stoxx 50 Net Return Index(b)	0.369		03/04/2019	EUR	39,172		(901,509)	—	(901,509)
FSTE 100 Total Return Index(b)	0.722		08/06/2019	GBP	35,622		(1,278,906)	—	(1,278,906)
FSTE 100 Total Return Index(b)	0.724		08/06/2019		2,397		(86,681)	—	(86,681)
S&P 500 Total Return Index(b)	2.242		09/03/2019	USD	63,980		(124,905)	—	(124,905)
S&P 500 Total Return Index(b)	2.261		09/03/2019		3,291	(c)	—	—	—

TOTAL							$(700,351)	$1,421	$(701,772)

(a)	Payments made weekly.
(b)	Payments received weekly.
(c)	Represents forward starting total return swaps whose effective date of commencement of accruals and cash flows occur subsequent to September 30, 2018.
*	The top 50 components are shown below

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSLBJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Nippon Telegraph & Telephone Corp	Communication Services	4,999	$226,012	2.16%
Kao Corp	Consumer Staples	2,603	210,426	2.01
Keyence Corp	Information Technology	336	195,473	1.87
KDDI Corp	Communication Services	7,052	195,027	1.87
Takeda Pharmaceutical Co Ltd	Health Care	3,734	159,913	1.53
Seven & i Holdings Co Ltd	Consumer Staples	3,493	155,729	1.49
Oriental Land Co Ltd/Japan	Consumer Discretionary	1,465	153,311	1.47
NTT DOCOMO Inc	Communication Services	5,273	141,938	1.36
Canon Inc	Information Technology	4,405	140,096	1.34
Kirin Holdings Co Ltd	Consumer Staples	5,387	138,156	1.32
Japan Tobacco Inc	Consumer Staples	5,274	137,809	1.32
Shiseido Co Ltd	Consumer Staples	1,772	137,383	1.32
East Japan Railway Co	Industrials	1,362	126,670	1.21
Astellas Pharma Inc	Health Care	7,151	124,878	1.20
Nitori Holdings Co Ltd	Consumer Discretionary	816	117,109	1.12
Japan Airlines Co Ltd	Industrials	3,167	113,971	1.09
ANA Holdings Inc	Industrials	3,138	109,755	1.05
Ryohin Keikaku Co Ltd	Consumer Discretionary	356	105,986	1.01
Otsuka Corp	Information Technology	2,830	105,707	1.01
Aeon Co Ltd	Consumer Staples	4,378	105,581	1.01
Asahi Group Holdings Ltd	Consumer Staples	2,387	103,598	0.99
Tsuruha Holdings Inc	Consumer Staples	834	102,807	0.98
Daito Trust Construction Co Ltd	Real Estate	760	97,915	0.94
Otsuka Holdings Co Ltd	Health Care	1,915	96,621	0.92
Terumo Corp	Health Care	1,618	95,962	0.92
Daiichi Sankyo Co Ltd	Health Care	2,196	95,289	0.91
JXTG Holdings Inc	Energy	12,585	95,173	0.91
Nichirei Corp	Consumer Staples	3,533	93,702	0.90
MEIJI Holdings Co Ltd	Consumer Staples	1,382	92,908	0.89
Mitsubishi Tanabe Pharma Corp	Health Care	5,406	90,491	0.87
Unicharm Corp	Consumer Staples	2,677	88,650	0.85
Toyo Suisan Kaisha Ltd	Consumer Staples	2,230	86,552	0.83
West Japan Railway Co	Industrials	1,238	86,397	0.83
Nippon Suisan Kaisha Ltd	Consumer Staples	13,127	85,587	0.82
Ajinomoto Co Inc	Consumer Staples	4,910	84,386	0.81
Itochu Techno-Solutions Corp	Information Technology	3,793	82,499	0.79
Ono Pharmaceutical Co Ltd	Health Care	2,875	81,440	0.78
Kintetsu Group Holdings Co Ltd	Industrials	2,011	80,968	0.78
Square Enix Holdings Co Ltd	Communication Services	1,946	80,565	0.77
Calbee Inc	Consumer Staples	2,384	78,542	0.75
NH Foods Ltd	Consumer Staples	2,106	77,840	0.75
Toray Industries Inc	Materials	10,006	75,243	0.72
Cosmos Pharmaceutical Corp	Consumer Staples	334	75,098	0.72
M3 Inc	Health Care	3,287	74,665	0.71
Sumitomo Osaka Cement Co Ltd	Materials	1,795	74,489	0.71
Pola Orbis Holdings Inc	Consumer Staples	2,032	74,301	0.71
Nippon Paper Industries Co Ltd	Materials	4,015	73,975	0.71
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	980	72,164	0.69
Chugai Pharmaceutical Co Ltd	Health Care	1,121	72,091	0.69
Lion Corp	Consumer Staples	3,217	71,537	0.68

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSMOJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Toyota Motor Corp	Consumer Discretionary	11,887	$743,095	4.24%
Sony Corp	Consumer Discretionary	8,011	491,696	2.80
Recruit Holdings Co Ltd	Industrials	10,494	350,596	2.00
Shiseido Co Ltd	Consumer Staples	4,016	311,311	1.78
Daiichi Sankyo Co Ltd	Health Care	6,980	302,875	1.73
Central Japan Railway Co	Industrials	1,437	299,573	1.71
Mitsubishi Corp	Industrials	9,641	297,389	1.70
Tokio Marine Holdings Inc	Financials	5,590	277,609	1.58
Kao Corp	Consumer Staples	3,415	276,001	1.57
Eisai Co Ltd	Health Care	2,752	268,146	1.53
NTT DOCOMO Inc	Communication Services	9,888	266,161	1.52
Astellas Pharma Inc	Health Care	14,842	259,186	1.48
Oriental Land Co Ltd/Japan	Consumer Discretionary	2,420	253,321	1.45
JXTG Holdings Inc	Energy	33,308	251,881	1.44
Aeon Co Ltd	Consumer Staples	10,364	249,966	1.43
Terumo Corp	Health Care	4,143	245,631	1.40
Nidec Corp	Industrials	1,671	240,654	1.37
Kikkoman Corp	Consumer Staples	3,808	226,795	1.29
Sysmex Corp	Health Care	2,569	221,394	1.26
Fast Retailing Co Ltd	Consumer Discretionary	391	199,490	1.14
Showa Denko KK	Materials	3,442	190,166	1.08
Mitsui & Co Ltd	Industrials	10,665	189,864	1.08
Daikin Industries Ltd	Industrials	1,419	189,057	1.08
SBI Holdings Inc/Japan	Financials	5,964	185,480	1.06
Ono Pharmaceutical Co Ltd	Health Care	6,441	182,444	1.04
Idemitsu Kosan Co Ltd	Energy	3,435	181,878	1.04
Kakaku.com Inc	Communication Services	9,261	181,302	1.03
NGK Spark Plug Co Ltd	Consumer Discretionary	6,134	178,873	1.02
TDK Corp	Information Technology	1,632	178,160	1.02
Kose Corp	Consumer Staples	926	176,637	1.01
Dai-ichi Life Holdings Inc	Financials	8,437	175,836	1.00
TechnoPro Holdings Inc	Industrials	2,807	174,368	0.99
Yamato Holdings Co Ltd	Industrials	5,565	171,011	0.98
Sumitomo Mitsui Trust Holdings Inc	Financials	4,144	170,713	0.97
Unicharm Corp	Consumer Staples	5,127	169,744	0.97
M3 Inc	Health Care	7,452	169,264	0.97
Shimadzu Corp	Information Technology	5,320	166,860	0.95
Capcom Co Ltd	Communication Services	6,552	166,426	0.95
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	2,242	165,130	0.94
Yamaha Corp	Consumer Discretionary	3,111	165,010	0.94
MonotaRO Co Ltd	Industrials	5,751	162,402	0.93
Nissan Chemical Corp	Materials	3,028	160,082	0.91
Hamamatsu Photonics KK	Information Technology	4,002	159,555	0.91
Sojitz Corp	Industrials	43,529	157,239	0.90
Sumitomo Realty & Development Co Ltd	Real Estate	4,362	156,803	0.89
CyberAgent Inc	Communication Services	2,919	155,576	0.89
Chugai Pharmaceutical Co Ltd	Health Care	2,384	153,346	0.87
Marui Group Co Ltd	Consumer Discretionary	5,880	145,261	0.83
Sumitomo Corp	Industrials	8,611	143,734	0.82
Obic Co Ltd	Information Technology	1,451	137,398	0.78

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSQUJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

NTT DOCOMO Inc	Communication Services	36,196	$974,270	3.67%
Hoya Corp	Health Care	12,361	735,131	2.77
Astellas Pharma Inc	Health Care	32,821	573,132	2.16
Shionogi & Co Ltd	Health Care	7,937	519,125	1.95
Recruit Holdings Co Ltd	Industrials	15,263	509,927	1.92
Tokio Marine Holdings Inc	Financials	8,429	418,636	1.58
Hitachi Ltd	Information Technology	11,968	407,034	1.53
Nippon Telegraph & Telephone Corp	Communication Services	8,754	395,821	1.49
Dai-ichi Life Holdings Inc	Financials	18,953	395,015	1.49
Resona Holdings Inc	Financials	69,940	393,328	1.48
Canon Inc	Information Technology	12,106	385,058	1.45
East Japan Railway Co	Industrials	4,055	377,077	1.42
FUJIFILM Holdings Corp	Information Technology	8,354	376,503	1.42
Inpex Corp	Energy	29,157	364,017	1.37
Japan Airlines Co Ltd	Industrials	8,843	318,195	1.20
Seven & i Holdings Co Ltd	Consumer Staples	6,990	311,605	1.17
Daikin Industries Ltd	Industrials	2,319	309,062	1.16
Eisai Co Ltd	Health Care	3,138	305,751	1.15
Sompo Holdings Inc	Financials	6,882	293,389	1.10
Asahi Kasei Corp	Materials	19,303	293,026	1.10
Yakult Honsha Co Ltd	Consumer Staples	3,459	283,749	1.07
Disco Corp	Information Technology	1,655	277,401	1.04
Konica Minolta Inc	Information Technology	25,926	275,932	1.04
Fujitsu Ltd	Information Technology	3,793	270,529	1.02
Mitsubishi Heavy Industries Ltd	Industrials	6,968	269,330	1.01
TOTO Ltd	Industrials	6,428	267,030	1.00
ANA Holdings Inc	Industrials	7,431	259,919	0.98
Suzuki Motor Corp	Consumer Discretionary	4,499	257,966	0.97
Japan Exchange Group Inc	Financials	14,693	256,312	0.96
Panasonic Corp	Consumer Discretionary	21,341	248,858	0.94
Aozora Bank Ltd	Financials	6,760	241,797	0.91
Daiwa House Industry Co Ltd	Real Estate	8,124	241,082	0.91
Bridgestone Corp	Consumer Discretionary	6,239	235,988	0.89
Seven Bank Ltd	Financials	74,482	235,586	0.89
ORIX Corp	Financials	14,282	231,781	0.87
LIXIL Group Corp	Industrials	11,875	228,921	0.86
Yamaha Corp	Consumer Discretionary	4,277	226,871	0.85
Unicharm Corp	Consumer Staples	6,764	223,953	0.84
Sumitomo Chemical Co Ltd	Materials	38,211	223,881	0.84
Fuji Electric Co Ltd	Industrials	5,385	215,891	0.81
Yamaha Motor Co Ltd	Consumer Discretionary	7,639	214,376	0.81
Tokyo Gas Co Ltd	Utilities	8,660	213,067	0.80
Nitto Denko Corp	Materials	2,727	204,599	0.77
CyberAgent Inc	Communication Services	3,830	204,161	0.77
Toyo Tire & Rubber Co Ltd	Consumer Discretionary	11,234	202,615	0.76
Mitsubishi Motors Corp	Consumer Discretionary	28,598	202,074	0.76
Kubota Corp	Industrials	11,814	200,999	0.76
Mitsubishi Estate Co Ltd	Real Estate	11,661	198,490	0.75
Kyushu Railway Co	Industrials	6,235	190,076	0.72
Ricoh Co Ltd	Information Technology	17,596	189,137	0.71

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSVAJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Nippon Telegraph & Telephone Corp	Communication Services	39,508	$1,786,371	4.30%
Sony Corp	Consumer Discretionary	21,125	1,296,519	3.12
Sumitomo Mitsui Financial Group Inc	Financials	30,521	1,233,229	2.97
Honda Motor Co Ltd	Consumer Discretionary	38,682	1,172,049	2.82
Mitsubishi UFJ Financial Group Inc	Financials	176,971	1,105,642	2.66
Mizuho Financial Group Inc	Financials	506,132	883,858	2.13
Mitsubishi Corp	Industrials	27,444	846,531	2.04
ORIX Corp	Financials	47,171	765,548	1.84
Hitachi Ltd	Information Technology	22,429	762,784	1.84
JXTG Holdings Inc	Energy	88,676	670,579	1.62
Marubeni Corp	Industrials	68,653	629,067	1.52
Mitsui & Co Ltd	Industrials	33,403	594,632	1.43
Mazda Motor Corp	Consumer Discretionary	48,168	578,861	1.39
KDDI Corp	Communication Services	20,767	574,342	1.38
Japan Post Holdings Co Ltd	Financials	48,133	573,359	1.38
ITOCHU Corp	Industrials	30,848	565,314	1.36
Mitsubishi Heavy Industries Ltd	Industrials	13,801	533,448	1.29
Central Japan Railway Co	Industrials	2,530	527,410	1.27
Dai-ichi Life Holdings Inc	Financials	24,636	513,449	1.24
Sumitomo Corp	Industrials	30,515	509,337	1.23
FUJIFILM Holdings Corp	Information Technology	11,188	504,189	1.21
Canon Inc	Information Technology	15,201	483,476	1.16
Toyota Tsusho Corp	Industrials	12,217	461,771	1.11
Astellas Pharma Inc	Health Care	25,714	449,037	1.08
Kajima Corp	Industrials	29,021	422,154	1.02
Asahi Group Holdings Ltd	Consumer Staples	9,721	421,828	1.02
Japan Tobacco Inc	Consumer Staples	16,091	420,503	1.01
Shinsei Bank Ltd	Financials	25,584	418,591	1.01
Fujitsu Ltd	Information Technology	5,745	409,763	0.99
Takeda Pharmaceutical Co Ltd	Health Care	9,519	407,684	0.98
Mitsubishi Chemical Holdings Corp	Materials	42,319	405,476	0.98
Tokyo Electric Power Co Holdings Inc	Utilities	82,446	405,331	0.98
Ricoh Co Ltd	Information Technology	34,230	367,930	0.89
Suzuki Motor Corp	Consumer Discretionary	6,241	357,849	0.86
NTN Corp	Industrials	80,169	328,444	0.79
Sekisui House Ltd	Consumer Discretionary	21,257	324,471	0.78
DMG Mori Co Ltd	Industrials	19,188	320,875	0.77
Sumitomo Chemical Co Ltd	Materials	54,623	320,039	0.77
Resona Holdings Inc	Financials	56,125	315,638	0.76
Shionogi & Co Ltd	Health Care	4,732	309,507	0.75
NTT Data Corp	Information Technology	21,871	303,110	0.73
Nikon Corp	Consumer Discretionary	15,888	298,859	0.72
Kobe Steel Ltd	Materials	33,068	294,267	0.71
Taisei Corp	Industrials	6,409	292,503	0.70
Isetan Mitsukoshi Holdings Ltd	Consumer Discretionary	23,140	284,411	0.69
Konica Minolta Inc	Information Technology	26,517	282,230	0.68
Asahi Kasei Corp	Materials	18,410	279,480	0.67
Kubota Corp	Industrials	16,375	278,598	0.67
Taiheiyo Cement Corp	Materials	8,752	274,893	0.66
Ube Industries Ltd	Materials	9,956	271,062	0.65

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Sanofi	Health Care	3,501	$311,310	3.13%
Unilever NV	Consumer Staples	5,007	278,929	2.81
L’Oreal SA	Consumer Staples	915	220,713	2.22
Danone SA	Consumer Staples	2,611	202,262	2.04
Anheuser-Busch InBev SA/NV	Consumer Staples	2,277	198,885	2.00
Pernod Ricard SA	Consumer Staples	1,109	182,046	1.83
Koninklijke Ahold Delhaize NV	Consumer Staples	7,525	172,610	1.74
Iberdrola SA	Utilities	22,925	168,754	1.70
Vonovia SE	Real Estate	3,375	164,926	1.66
Hermes International	Consumer Discretionary	248	164,223	1.65
adidas AG	Consumer Discretionary	638	156,329	1.57
SES SA	Communication Services	7,009	153,851	1.55
Dassault Systemes SE	Information Technology	1,002	149,871	1.51
Air Liquide SA	Materials	1,127	148,245	1.49
Thales SA	Industrials	1,039	147,666	1.49
Deutsche Wohnen SE	Real Estate	3,029	145,370	1.46
Amadeus IT Group SA	Information Technology	1,555	144,557	1.46
Heineken NV	Consumer Staples	1,510	141,656	1.43
Essilor International	Health Care	948	140,308	1.41
Henkel AG & Co KGaA	Consumer Staples	1,096	128,617	1.29
Symrise AG	Materials	1,405	128,287	1.29
Beiersdorf AG	Consumer Staples	1,124	126,818	1.28
Fresenius Medical Care AG & Co KGaA	Health Care	1,226	126,155	1.27
Terna Rete Elettrica Nazionale SpA	Utilities	23,337	124,705	1.26
Munich Re	Financials	556	123,093	1.24
Snam SpA	Energy	28,834	120,189	1.21
RELX PLC	Industrials	5,507	115,722	1.16
Wolters Kluwer NV	Industrials	1,784	111,212	1.12
Kering SA	Consumer Discretionary	205	110,131	1.11
Bureau Veritas SA	Industrials	4,261	110,008	1.11
UCB SA	Health Care	1,214	109,120	1.10
Davide Campari-Milano SpA	Consumer Staples	12,648	107,747	1.08
Ipsen SA	Health Care	639	107,384	1.08
Fresenius SE & Co KGaA	Health Care	1,461	107,306	1.08
Kerry Group PLC	Consumer Staples	970	107,291	1.08
Endesa SA	Utilities	4,956	107,113	1.08
Eutelsat Communications SA	Communication Services	4,498	106,365	1.07
Neste Oyj	Energy	1,264	104,530	1.05
MAN SE	Industrials	929	101,007	1.02
Teleperformance	Industrials	533	100,618	1.01
Industria de Diseno Textil SA	Consumer Discretionary	3,316	100,561	1.01
Sodexo SA	Consumer Discretionary	943	100,056	1.01
LEG Immobilien AG	Real Estate	819	97,232	0.98
Orpea	Health Care	747	96,622	0.97
Recordati SpA	Health Care	2,765	93,646	0.94
Aeroports de Paris	Industrials	404	90,984	0.92
Proximus SADP	Communication Services	3,794	90,686	0.91
Merck KGaA	Health Care	853	88,120	0.89
Publicis Groupe SA	Communication Services	1,370	81,936	0.82
Gecina SA	Real Estate	484	80,827	0.81

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

British American Tobacco PLC	Consumer Staples	21,038	$983,515	7.82%
AstraZeneca PLC	Health Care	11,184	869,751	6.92
GlaxoSmithKline PLC	Health Care	35,890	719,342	5.72
Reckitt Benckiser Group PLC	Consumer Staples	7,757	709,787	5.64
Diageo PLC	Consumer Staples	17,265	612,222	4.87
Unilever PLC	Consumer Staples	9,185	505,049	4.02
National Grid PLC	Utilities	48,531	500,904	3.98
Compass Group PLC	Consumer Discretionary	21,221	472,170	3.75
Randgold Resources Ltd	Materials	5,395	383,481	3.05
Imperial Brands PLC	Consumer Staples	9,558	332,958	2.65
RELX PLC	Industrials	15,162	319,544	2.54
Carnival PLC	Consumer Discretionary	4,407	273,815	2.18
BAE Systems PLC	Industrials	31,761	260,884	2.07
BT Group PLC	Communication Services	87,523	257,176	2.04
Next PLC	Consumer Discretionary	3,534	253,189	2.01
Smith & Nephew PLC	Health Care	12,910	235,638	1.87
Rentokil Initial PLC	Industrials	44,802	186,045	1.48
SSE PLC	Utilities	12,361	184,747	1.47
Croda International PLC	Materials	2,576	174,790	1.39
Severn Trent PLC	Utilities	6,940	167,350	1.33
Fresnillo PLC	Materials	15,397	164,949	1.31
Bunzl PLC	Industrials	5,161	162,416	1.29
Paddy Power Betfair PLC	Consumer Discretionary	1,789	151,393	1.20
Direct Line Insurance Group PLC	Financials	34,243	144,653	1.15
Polymetal International PLC	Materials	17,833	142,894	1.14
Kingfisher PLC	Consumer Discretionary	40,672	136,854	1.09
Admiral Group PLC	Financials	4,887	132,564	1.05
NMC Health PLC	Health Care	2,892	128,032	1.02
United Utilities Group PLC	Utilities	13,706	125,842	1.00
Playtech Plc	Consumer Discretionary	18,381	116,866	0.93
Intertek Group PLC	Industrials	1,770	115,255	0.92
Hikma Pharmaceuticals PLC	Health Care	4,385	105,792	0.84
Sage Group PLC/The	Information Technology	13,504	103,275	0.82
Phoenix Group Holdings	Financials	10,908	96,174	0.76
Hiscox Ltd	Financials	4,398	94,356	0.75
Halma PLC	Information Technology	4,675	88,110	0.70
Pennon Group PLC	Utilities	9,371	87,166	0.69
Electrocomponents PLC	Information Technology	9,216	86,328	0.69
Greene King PLC	Consumer Discretionary	12,852	82,163	0.65
DCC PLC	Industrials	904	82,128	0.65
William Hill PLC	Consumer Discretionary	23,136	76,068	0.60
Domino’s Pizza Group PLC	Consumer Discretionary	19,927	72,611	0.58
WH Smith PLC	Consumer Discretionary	2,597	69,832	0.56
Micro Focus International PLC	Information Technology	3,596	67,037	0.53
Inmarsat PLC	Communication Services	10,066	65,641	0.52
UDG Healthcare PLC	Health Care	6,927	61,477	0.49
Superdry PLC	Consumer Discretionary	4,134	58,548	0.47
RPC Group PLC	Materials	5,642	58,501	0.47
Tate & Lyle PLC	Consumer Staples	6,469	57,608	0.46
Cobham PLC	Industrials	36,484	55,555	0.44

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

TOTAL SA	Energy	7,759	$503,164	5.12%
LVMH Moet Hennessy Louis Vuitton SE	Consumer Discretionary	892	315,579	3.21
Airbus SE	Industrials	2,113	265,460	2.70
ASML Holding NV	Information Technology	1,370	255,950	2.60
Amadeus IT Group SA	Information Technology	2,404	223,416	2.27
Safran SA	Industrials	1,512	211,917	2.15
Eni SpA	Energy	10,803	204,286	2.08
Air Liquide SA	Materials	1,536	202,104	2.05
Kering SA	Consumer Discretionary	375	201,163	2.05
Wirecard AG	Information Technology	881	190,951	1.94
Koninklijke Ahold Delhaize NV	Consumer Staples	8,124	186,337	1.89
Wolters Kluwer NV	Industrials	2,796	174,313	1.77
Koninklijke DSM NV	Materials	1,640	173,738	1.77
Dassault Systemes SE	Information Technology	1,161	173,582	1.76
Linde AG	Materials	729	172,477	1.75
UPM-Kymmene OYJ	Materials	4,282	168,106	1.71
L’Oreal SA	Consumer Staples	670	161,571	1.64
Vinci SA	Industrials	1,617	153,985	1.57
MTU Aero Engines AG	Industrials	682	153,839	1.56
Fortum OYJ	Utilities	6,108	153,161	1.56
Stora Enso OYJ	Materials	7,945	152,027	1.55
Pernod Ricard SA	Consumer Staples	911	149,568	1.52
Hermes International	Consumer Discretionary	225	148,888	1.51
Neste Oyj	Energy	1,737	143,628	1.46
Teleperformance	Industrials	753	142,152	1.45
Aroundtown SA	Real Estate	15,480	137,715	1.40
Umicore SA	Materials	2,455	137,323	1.40
Moncler SpA	Consumer Discretionary	3,031	130,599	1.33
MorphoSys AG	Health Care	1,215	129,961	1.32
Ubisoft Entertainment SA	Communication Services	1,186	128,647	1.31
Sartorius AG	Health Care	769	124,866	1.27
Edenred	Industrials	3,165	120,679	1.23
Electricite de France SA	Utilities	6,601	115,946	1.18
FinecoBank Banca Fineco SpA	Financials	8,616	115,226	1.17
Ageas	Financials	2,099	112,884	1.15
Vonovia SE	Real Estate	2,302	112,485	1.14
Poste Italiane SpA	Financials	14,008	111,965	1.14
Galp Energia SGPS SA	Energy	5,518	109,515	1.11
Koninklijke Philips NV	Health Care	2,362	107,653	1.09
Essilor International	Health Care	722	106,861	1.09
Delivery Hero SE	Consumer Discretionary	2,219	106,742	1.09
Symrise AG	Materials	1,164	106,261	1.08
Scout24 AG	Communication Services	2,200	102,597	1.04
Alstom SA	Industrials	2,249	100,513	1.02
Deutsche Wohnen SE	Real Estate	2,087	100,134	1.02
UCB SA	Health Care	1,001	89,968	0.91
Aeroports de Paris	Industrials	398	89,653	0.91
Amer Sports Oyj	Consumer Discretionary	2,134	87,229	0.89
Eiffage SA	Industrials	756	84,376	0.86
Capgemini SE	Information Technology	660	83,113	0.85

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Royal Dutch Shell PLC	Energy	28,865	$992,538	8.57%
BP PLC	Energy	125,684	965,967	8.34
Royal Dutch Shell PLC	Energy	25,485	893,766	7.72
AstraZeneca PLC	Health Care	8,446	656,824	5.67
Tesco PLC	Consumer Staples	103,916	324,998	2.81
Ferguson PLC	Industrials	3,530	299,974	2.59
Ashtead Group PLC	Industrials	9,325	296,366	2.56
Experian PLC	Industrials	11,169	287,025	2.48
Evraz PLC	Materials	37,697	278,563	2.41
BHP Billiton PLC	Materials	12,179	265,451	2.29
InterContinental Hotels Group PLC	Consumer Discretionary	4,007	249,785	2.16
TUI AG	Consumer Discretionary	12,746	244,853	2.11
Hargreaves Lansdown PLC	Financials	8,255	240,636	2.08
Pearson PLC	Communication Services	20,489	237,826	2.05
Premier Oil PLC	Energy	124,870	225,553	1.95
Next PLC	Consumer Discretionary	3,103	222,339	1.92
Burberry Group PLC	Consumer Discretionary	8,307	218,305	1.89
Ocado Group PLC	Consumer Discretionary	18,301	214,622	1.85
Rotork PLC	Industrials	49,769	214,522	1.85
Croda International PLC	Materials	2,889	196,003	1.69
Segro PLC	Real Estate	22,425	186,538	1.61
Just Eat PLC	Consumer Discretionary	20,409	178,391	1.54
Rightmove PLC	Communication Services	28,778	176,779	1.53
Intertek Group PLC	Industrials	2,629	171,152	1.48
Anglo American PLC	Materials	7,478	168,040	1.45
BAE Systems PLC	Industrials	19,452	159,780	1.38
Halma PLC	Information Technology	8,373	157,804	1.36
Spirax-Sarco Engineering PLC	Industrials	1,531	145,783	1.26
NMC Health PLC	Health Care	2,782	123,140	1.06
easyJet PLC	Industrials	6,738	115,472	1.00
Rentokil Initial PLC	Industrials	26,857	111,525	0.96
Pagegroup PLC	Industrials	14,374	107,228	0.93
Auto Trader Group PLC	Communication Services	18,380	107,054	0.92
Johnson Matthey PLC	Materials	2,117	98,352	0.85
J Sainsbury PLC	Consumer Staples	23,386	98,150	0.85
William Hill PLC	Consumer Discretionary	28,704	94,376	0.82
CYBG PLC	Financials	22,224	93,851	0.81
Great Portland Estates PLC	Real Estate	9,353	81,616	0.70
Royal Mail PLC	Industrials	12,816	79,743	0.69
International Consolidated Airlines Grou	Industrials	9,216	79,349	0.69
Victrex PLC	Materials	1,786	77,778	0.67
Derwent London PLC	Real Estate	2,025	75,436	0.65
Cairn Energy PLC	Energy	23,338	70,797	0.61
Indivior PLC	Health Care	28,036	67,335	0.58
AVEVA Group PLC	Information Technology	1,762	66,493	0.57
Softcat PLC	Information Technology	5,081	52,679	0.45
Hiscox Ltd	Financials	2,361	50,654	0.44
HomeServe PLC	Industrials	3,745	50,066	0.43
JD Sports Fashion PLC	Consumer Discretionary	8,198	49,088	0.42
Paddy Power Betfair PLC	Consumer Discretionary	576	48,753	0.42

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIQUEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

TOTAL SA	Energy	12,316	$798,746	5.31%
Bayer AG	Health Care	6,636	589,632	3.92
Danone SA	Consumer Staples	6,712	519,970	3.46
Essilor International	Health Care	3,461	512,370	3.41
Amadeus IT Group SA	Information Technology	5,039	468,274	3.11
Allianz SE	Financials	2,070	461,697	3.07
Saipem SpA	Energy	69,153	426,308	2.83
Atos SE	Information Technology	3,377	402,006	2.67
L’Oreal SA	Consumer Staples	1,554	374,940	2.49
Siemens AG	Industrials	2,732	350,165	2.33
Unilever NV	Consumer Staples	6,217	346,329	2.30
Sampo Oyj	Financials	5,303	274,680	1.83
Telefonica SA	Communication Services	31,520	249,585	1.66
Infineon Technologies AG	Information Technology	10,756	244,462	1.63
Unibail-Rodamco-Westfield	Real Estate	1,196	240,574	1.60
KBC Group NV	Financials	3,157	234,996	1.56
Beiersdorf AG	Consumer Staples	2,080	234,710	1.56
Deutsche Post AG	Industrials	6,340	226,141	1.50
FinecoBank Banca Fineco SpA	Financials	16,718	223,578	1.49
Enel SpA	Utilities	42,450	217,517	1.45
Suez	Utilities	14,002	199,042	1.32
adidas AG	Consumer Discretionary	808	197,980	1.32
Linde AG	Materials	822	194,493	1.29
ASR Nederland NV	Financials	3,916	186,759	1.24
Peugeot SA	Consumer Discretionary	6,824	184,095	1.22
Wolters Kluwer NV	Industrials	2,930	182,646	1.21
Cie de Saint-Gobain	Industrials	4,151	179,061	1.19
ING Groep NV	Financials	13,634	177,098	1.18
Michelin	Consumer Discretionary	1,451	173,443	1.15
RELX PLC	Industrials	8,027	168,699	1.12
UniCredit SpA	Financials	10,600	159,603	1.06
Orion Oyj	Health Care	4,141	156,887	1.04
Prysmian SpA	Industrials	6,665	155,289	1.03
Signify NV	Industrials	5,810	150,481	1.00
Raiffeisen Bank International AG	Financials	5,202	149,842	1.00
Faurecia SA	Consumer Discretionary	2,355	141,802	0.94
Terna Rete Elettrica Nazionale SpA	Utilities	25,915	138,479	0.92
Air Liquide SA	Materials	1,049	138,004	0.92
Pirelli & C SpA	Consumer Discretionary	15,674	131,574	0.87
UCB SA	Health Care	1,455	130,785	0.87
ABN AMRO Group NV	Financials	4,771	129,925	0.86
Bankinter SA	Financials	13,916	128,197	0.85
Ferrovial SA	Industrials	5,915	122,753	0.82
Legrand SA	Industrials	1,649	120,255	0.80
Arkema SA	Materials	964	119,511	0.79
Industria de Diseno Textil SA	Consumer Discretionary	3,934	119,286	0.79
Aroundtown SA	Real Estate	13,251	117,889	0.78
Sodexo SA	Consumer Discretionary	1,084	115,038	0.76
CRH PLC	Materials	3,390	110,960	0.74
Italgas SpA	Utilities	19,798	107,474	0.71

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIQUUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Royal Dutch Shell PLC	Energy	47,618	$1,637,362	11.72%
GlaxoSmithKline PLC	Health Care	45,788	917,717	6.57
Unilever PLC	Consumer Staples	12,769	702,089	5.03
Prudential PLC	Financials	28,784	660,511	4.73
Diageo PLC	Consumer Staples	18,216	645,971	4.62
Vodafone Group PLC	Communication Services	274,219	588,309	4.21
BHP Billiton PLC	Materials	20,465	446,044	3.19
CRH PLC	Materials	12,467	408,434	2.92
Imperial Brands PLC	Consumer Staples	11,052	385,003	2.76
Legal & General Group PLC	Financials	92,984	317,967	2.28
RELX PLC	Industrials	13,469	283,870	2.03
Anglo American PLC	Materials	12,051	270,799	1.94
Centrica PLC	Utilities	132,847	268,378	1.92
International Consolidated Airlines Grou	Industrials	31,119	267,948	1.92
Coca-Cola HBC AG	Consumer Staples	7,606	259,196	1.86
BT Group PLC	Communication Services	85,684	251,774	1.80
Burberry Group PLC	Consumer Discretionary	8,689	228,346	1.63
Experian PLC	Industrials	8,480	217,921	1.56
Berkeley Group Holdings PLC	Consumer Discretionary	3,973	190,615	1.36
Whitbread PLC	Consumer Discretionary	2,896	178,130	1.28
Pearson PLC	Communication Services	14,998	174,084	1.25
Ferguson PLC	Industrials	2,003	170,220	1.22
DS Smith PLC	Materials	26,992	168,373	1.21
Smiths Group PLC	Industrials	8,409	164,021	1.17
Hargreaves Lansdown PLC	Financials	5,480	159,732	1.14
Man Group PLC	Financials	67,715	155,785	1.12
St James’s Place PLC	Financials	10,331	154,135	1.10
Schroders PLC	Financials	3,635	146,707	1.05
Ocado Group PLC	Consumer Discretionary	11,450	134,273	0.96
3i Group PLC	Financials	10,510	129,008	0.92
Royal Mail PLC	Industrials	19,684	122,478	0.88
Jupiter Fund Management PLC	Financials	21,045	111,244	0.80
Petrofac Ltd	Energy	12,735	107,594	0.77
IWG PLC	Industrials	33,175	105,095	0.75
Land Securities Group PLC	Real Estate	8,676	99,961	0.72
John Wood Group PLC	Energy	9,869	99,318	0.71
Admiral Group PLC	Financials	3,365	91,279	0.65
Segro PLC	Real Estate	10,156	84,476	0.60
Just Eat PLC	Consumer Discretionary	9,417	82,307	0.59
Hammerson PLC	Real Estate	13,048	77,720	0.56
United Utilities Group PLC	Utilities	8,411	77,224	0.55
Intertek Group PLC	Industrials	1,183	77,037	0.55
J Sainsbury PLC	Consumer Staples	17,983	75,472	0.54
Direct Line Insurance Group PLC	Financials	17,467	73,787	0.53
Greencore Group PLC	Consumer Staples	29,781	71,895	0.51
Victrex PLC	Materials	1,602	69,800	0.50
Merlin Entertainments PLC	Consumer Discretionary	12,814	66,916	0.48
Marks & Spencer Group PLC	Consumer Discretionary	17,473	65,811	0.47
Ashmore Group PLC	Financials	13,585	64,491	0.46
Auto Trader Group PLC	Communication Services	10,756	62,651	0.45

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Bayer AG	Health Care	7,203	$640,018	4.25%
Fresenius SE & Co KGaA	Health Care	7,897	580,043	3.85
Telecom Italia SpA/Milano	Communication Services	697,529	423,679	2.82
AXA SA	Financials	14,160	380,720	2.53
BNP Paribas SA	Financials	5,396	330,316	2.20
Siemens AG	Industrials	2,520	322,958	2.15
Aegon NV	Financials	44,423	288,298	1.92
Casino Guichard Perrachon SA	Consumer Staples	6,836	287,561	1.91
Koninklijke Ahold Delhaize NV	Consumer Staples	12,256	281,127	1.87
UniCredit SpA	Financials	18,400	277,039	1.84
Danone SA	Consumer Staples	3,574	276,845	1.84
NN Group NV	Financials	6,134	273,766	1.82
Carrefour SA	Consumer Staples	14,091	270,023	1.79
Banco Santander SA	Financials	52,146	262,565	1.74
Saipem SpA	Energy	41,639	256,694	1.71
Telefonica SA	Communication Services	29,071	230,196	1.53
Credit Agricole SA	Financials	15,426	221,903	1.47
Capgemini SE	Information Technology	1,728	217,592	1.45
SBM Offshore NV	Energy	11,913	215,703	1.43
BPER Banca	Financials	44,944	208,167	1.38
Atos SE	Information Technology	1,741	207,237	1.38
Eni SpA	Energy	10,854	205,255	1.36
Vinci SA	Industrials	2,121	202,052	1.34
Fiat Chrysler Automobiles NV	Consumer Discretionary	10,488	184,465	1.23
BASF SE	Materials	2,067	183,763	1.22
Amadeus IT Group SA	Information Technology	1,907	177,255	1.18
Koninklijke Philips NV	Health Care	3,839	174,918	1.16
UCB SA	Health Care	1,911	171,743	1.14
Schneider Electric SE	Industrials	2,100	168,979	1.12
Michelin	Consumer Discretionary	1,360	162,607	1.08
Enel SpA	Utilities	31,398	160,886	1.07
Peugeot SA	Consumer Discretionary	5,951	160,549	1.07
Neste Oyj	Energy	1,936	160,065	1.06
Poste Italiane SpA	Financials	19,990	159,773	1.06
EXOR NV	Financials	2,366	158,897	1.06
Commerzbank AG	Financials	15,029	156,652	1.04
A2A SpA	Utilities	85,934	149,208	0.99
Iberdrola SA	Utilities	19,524	143,718	0.96
Societe Generale SA	Financials	3,302	141,764	0.94
EDP—Energias de Portugal SA	Utilities	37,795	139,496	0.93
Ingenico Group SA	Information Technology	1,728	131,311	0.87
Valeo SA	Consumer Discretionary	3,023	131,311	0.87
Continental AG	Consumer Discretionary	749	130,484	0.87
Pernod Ricard SA	Consumer Staples	788	129,235	0.86
Galp Energia SGPS SA	Energy	6,443	127,878	0.85
ArcelorMittal	Materials	4,009	124,767	0.83
CRH PLC	Materials	3,796	124,239	0.83
Faurecia SA	Consumer Discretionary	2,040	122,820	0.82
Assicurazioni Generali SpA	Financials	6,934	119,835	0.80
Publicis Groupe SA	Communication Services	1,968	117,660	0.78

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

HSBC Holdings PLC	Financials	160,581	$1,402,757	8.81%
BP PLC	Energy	170,872	1,313,269	8.25
British American Tobacco PLC	Consumer Staples	20,205	944,586	5.93
GlaxoSmithKline PLC	Health Care	43,534	872,554	5.48
Vodafone Group PLC	Communication Services	341,291	732,205	4.60
Lloyds Banking Group PLC	Financials	867,778	670,792	4.21
Tesco PLC	Consumer Staples	181,004	566,091	3.56
Anglo American PLC	Materials	22,745	511,114	3.21
Imperial Brands PLC	Consumer Staples	12,434	433,146	2.72
Wm Morrison Supermarkets PLC	Consumer Staples	123,341	417,274	2.62
Legal & General Group PLC	Financials	111,539	381,417	2.40
BHP Billiton PLC	Materials	17,296	376,984	2.37
Tullow Oil PLC	Energy	94,942	326,032	2.05
Standard Chartered PLC	Financials	38,617	320,515	2.01
Aviva PLC	Financials	46,011	293,738	1.84
CRH PLC	Materials	8,932	292,637	1.84
KAZ Minerals PLC	Materials	35,256	252,711	1.59
J Sainsbury PLC	Consumer Staples	57,926	243,109	1.53
Ferrexpo PLC	Materials	90,843	237,191	1.49
Smith & Nephew PLC	Health Care	11,586	211,475	1.33
ConvaTec Group PLC	Health Care	65,437	198,341	1.25
Centrica PLC	Utilities	91,762	185,378	1.16
Rolls-Royce Holdings PLC	Industrials	13,611	175,281	1.10
International Consolidated Airlines Grou	Industrials	19,667	169,340	1.06
WPP PLC	Communication Services	11,235	164,774	1.03
John Wood Group PLC	Energy	15,151	152,469	0.96
Cineworld Group PLC	Communication Services	36,270	149,292	0.94
Evraz PLC	Materials	19,736	145,842	0.92
Pearson PLC	Communication Services	12,439	144,385	0.91
3i Group PLC	Financials	10,947	134,380	0.84
Petrofac Ltd	Energy	15,452	130,551	0.82
Berkeley Group Holdings PLC	Consumer Discretionary	2,710	130,027	0.82
SSE PLC	Utilities	8,299	124,036	0.78
Standard Life Aberdeen PLC	Financials	30,189	120,439	0.76
Just Group PLC	Financials	101,586	117,119	0.74
Marks & Spencer Group PLC	Consumer Discretionary	29,255	110,190	0.69
Bunzl PLC	Industrials	3,342	105,164	0.66
Hikma Pharmaceuticals PLC	Health Care	4,310	104,002	0.65
Inchcape PLC	Consumer Discretionary	11,791	102,875	0.65
Meggitt PLC	Industrials	12,751	94,191	0.59
Royal Mail PLC	Industrials	14,670	91,282	0.57
Rhi Magnesita NV	Materials	1,446	88,400	0.56
Vesuvius PLC	Industrials	9,998	84,168	0.53
Micro Focus International PLC	Information Technology	4,478	83,481	0.52
easyJet PLC	Industrials	4,747	81,348	0.51
Paddy Power Betfair PLC	Consumer Discretionary	934	79,031	0.50
Babcock International Group PLC	Industrials	8,360	78,828	0.50
Drax Group PLC	Utilities	14,553	73,680	0.46
Galliford Try PLC	Industrials	5,405	71,267	0.45
Mediclinic International PLC	Health Care	12,675	70,919	0.45

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSLBUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Johnson & Johnson	Health Care	1,834	$253,451	1.90%
AT&T Inc	Communication Services	6,186	207,737	1.56
Exxon Mobil Corp	Energy	2,389	203,119	1.52
Procter & Gamble Co/The	Consumer Staples	2,285	190,141	1.43
Verizon Communications Inc	Communication Services	3,433	183,261	1.38
Pfizer Inc	Health Care	3,834	168,973	1.27
Coca-Cola Co/The	Consumer Staples	3,640	168,125	1.26
PepsiCo Inc	Consumer Staples	1,356	151,556	1.14
Walmart Inc	Consumer Staples	1,609	151,094	1.13
UnitedHealth Group Inc	Health Care	546	145,212	1.09
Altria Group Inc	Consumer Staples	2,322	140,063	1.05
Merck & Co Inc	Health Care	1,910	135,462	1.02
McDonald’s Corp	Consumer Discretionary	803	134,334	1.01
NextEra Energy Inc	Utilities	780	130,775	0.98
Philip Morris International Inc	Consumer Staples	1,572	128,213	0.96
Duke Energy Corp	Utilities	1,522	121,751	0.91
Comcast Corp	Communication Services	3,290	116,493	0.87
Southern Co/The	Utilities	2,643	115,255	0.87
Dominion Energy Inc	Utilities	1,582	111,198	0.83
American Electric Power Co Inc	Utilities	1,539	109,097	0.82
Exelon Corp	Utilities	2,460	107,415	0.81
Walt Disney Co/The	Communication Services	910	106,470	0.80
Xcel Energy Inc	Utilities	2,223	104,968	0.79
Consolidated Edison Inc	Utilities	1,347	102,635	0.77
WEC Energy Group Inc	Utilities	1,535	102,490	0.77
PG&E Corp	Utilities	2,208	101,579	0.76
Simon Property Group Inc	Real Estate	574	101,405	0.76
Crown Castle International Corp	Real Estate	906	100,903	0.76
Public Service Enterprise Group Inc	Utilities	1,896	100,089	0.75
Edison International	Utilities	1,465	99,137	0.74
CMS Energy Corp	Utilities	2,014	98,703	0.74
Colgate-Palmolive Co	Consumer Staples	1,473	98,628	0.74
Costco Wholesale Corp	Consumer Staples	419	98,376	0.74
DTE Energy Co	Utilities	898	98,011	0.74
Eli Lilly & Co	Health Care	910	97,602	0.73
Ameren Corp	Utilities	1,530	96,702	0.73
Eversource Energy	Utilities	1,563	96,045	0.72
American Water Works Co Inc	Utilities	1,074	94,479	0.71
Alliant Energy Corp	Utilities	2,219	94,442	0.71
Sempra Energy	Utilities	827	94,076	0.71
AvalonBay Communities Inc	Real Estate	516	93,559	0.70
TJX Cos Inc/The	Consumer Discretionary	835	93,493	0.70
FirstEnergy Corp	Utilities	2,512	93,364	0.70
Clorox Co/The	Consumer Staples	620	93,306	0.70
Public Storage	Real Estate	462	93,128	0.70
PPL Corp	Utilities	3,151	92,203	0.69
Pinnacle West Capital Corp	Utilities	1,154	91,391	0.69
Welltower Inc	Real Estate	1,417	91,122	0.68
Entergy Corp	Utilities	1,118	90,700	0.68
Bristol-Myers Squibb Co	Health Care	1,456	90,406	0.68

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSMOUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Amazon.com Inc	Consumer Discretionary	440	$882,003	4.21%
Microsoft Corp	Information Technology	7,275	832,091	3.97
Mastercard Inc	Information Technology	1,589	353,631	1.69
JPMorgan Chase & Co	Financials	2,945	332,321	1.59
Home Depot Inc/The	Consumer Discretionary	1,573	325,829	1.56
Visa Inc	Information Technology	2,091	313,821	1.50
Boeing Co/The	Industrials	817	303,698	1.45
Netflix Inc	Consumer Discretionary	810	303,021	1.45
UnitedHealth Group Inc	Health Care	1,043	277,602	1.33
Costco Wholesale Corp	Consumer Staples	1,157	271,656	1.30
salesforce.com Inc	Information Technology	1,678	266,901	1.27
ConocoPhillips	Energy	3,428	265,342	1.27
ABIOMED Inc	Health Care	573	257,832	1.23
Adobe Systems Inc	Information Technology	921	248,557	1.19
Bank of America Corp	Financials	8,400	247,466	1.18
Intuit Inc	Information Technology	1,079	245,398	1.17
EOG Resources Inc	Energy	1,909	243,573	1.16
Cisco Systems Inc	Information Technology	4,777	232,400	1.11
Occidental Petroleum Corp	Energy	2,766	227,317	1.09
VF Corp	Consumer Discretionary	2,423	226,402	1.08
Valero Energy Corp	Energy	1,966	223,666	1.07
NetApp Inc	Information Technology	2,599	223,269	1.07
Sysco Corp	Consumer Staples	2,908	212,990	1.02
Verisk Analytics Inc	Industrials	1,762	212,383	1.01
Broadridge Financial Solutions Inc	Information Technology	1,594	210,355	1.00
HollyFrontier Corp	Energy	2,898	202,563	0.97
Union Pacific Corp	Industrials	1,234	200,966	0.96
TransDigm Group Inc	Industrials	539	200,767	0.96
Phillips 66	Energy	1,745	196,730	0.94
Citrix Systems Inc	Information Technology	1,731	192,429	0.92
Cintas Corp	Industrials	960	189,812	0.91
Anadarko Petroleum Corp	Energy	2,809	189,326	0.90
WW Grainger Inc	Industrials	526	188,113	0.90
TJX Cos Inc/The	Consumer Discretionary	1,675	187,630	0.90
Fluor Corp	Industrials	3,221	187,126	0.89
Nektar Therapeutics	Health Care	3,064	186,795	0.89
HCA Healthcare Inc	Health Care	1,334	185,610	0.89
Robert Half International Inc	Industrials	2,603	183,215	0.87
Align Technology Inc	Health Care	466	182,312	0.87
VeriSign Inc	Information Technology	1,129	180,813	0.86
Target Corp	Consumer Discretionary	2,045	180,406	0.86
MSCI Inc	Financials	1,002	177,827	0.85
F5 Networks Inc	Information Technology	888	177,165	0.85
Kohl’s Corp	Consumer Discretionary	2,353	175,401	0.84
Twenty-First Century Fox Inc	Communication Services	3,781	175,158	0.84
Abbott Laboratories	Health Care	2,374	174,148	0.83
NIKE Inc	Consumer Discretionary	2,043	173,109	0.83
Marathon Oil Corp	Energy	7,405	172,384	0.82
Intuitive Surgical Inc	Health Care	299	171,658	0.82
Marathon Petroleum Corp	Energy	2,131	170,396	0.81

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSQUUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Amazon.com Inc	Consumer Discretionary	378	$756,358	3.26%
Johnson & Johnson	Health Care	4,520	624,574	2.69
Edwards Lifesciences Corp	Health Care	3,326	579,005	2.50
Bristol-Myers Squibb Co	Health Care	8,143	505,504	2.18
Baxter International Inc	Health Care	5,166	398,264	1.72
Boston Scientific Corp	Health Care	9,754	375,523	1.62
Facebook Inc	Communication Services	2,260	371,707	1.60
JPMorgan Chase & Co	Financials	3,289	371,177	1.60
Mastercard Inc	Information Technology	1,626	361,909	1.56
Intel Corp	Information Technology	7,458	352,671	1.52
UnitedHealth Group Inc	Health Care	1,156	307,430	1.33
Cisco Systems Inc	Information Technology	6,092	296,370	1.28
QUALCOMM Inc	Information Technology	4,077	293,685	1.27
Walmart Inc	Consumer Staples	3,110	292,105	1.26
Adobe Systems Inc	Information Technology	1,054	284,418	1.23
Intuit Inc	Information Technology	1,233	280,433	1.21
International Business Machines Corp	Information Technology	1,771	267,816	1.16
Chevron Corp	Energy	2,026	247,752	1.07
Starbucks Corp	Consumer Discretionary	4,349	247,170	1.07
Zoetis Inc	Health Care	2,668	244,249	1.05
NetApp Inc	Information Technology	2,832	243,229	1.05
Honeywell International Inc	Industrials	1,433	238,420	1.03
CenturyLink Inc	Communication Services	10,668	226,152	0.98
HP Inc	Information Technology	8,700	224,205	0.97
Red Hat Inc	Information Technology	1,620	220,807	0.95
Motorola Solutions Inc	Information Technology	1,672	217,644	0.94
Verizon Communications Inc	Communication Services	3,864	206,316	0.89
VeriSign Inc	Information Technology	1,276	204,340	0.88
Costco Wholesale Corp	Consumer Staples	870	204,308	0.88
Viacom Inc	Communication Services	5,971	201,583	0.87
Texas Instruments Inc	Information Technology	1,873	200,968	0.87
Accenture PLC	Information Technology	1,147	195,155	0.84
Merck & Co Inc	Health Care	2,725	193,332	0.83
Goodyear Tire & Rubber Co/The	Consumer Discretionary	8,189	191,534	0.83
Newfield Exploration Co	Energy	6,616	190,753	0.82
F5 Networks Inc	Information Technology	947	188,854	0.81
Marathon Petroleum Corp	Energy	2,351	188,001	0.81
Seagate Technology PLC	Information Technology	3,816	180,692	0.78
NIKE Inc	Consumer Discretionary	2,116	179,299	0.77
Chipotle Mexican Grill Inc	Consumer Discretionary	393	178,523	0.77
Discovery Inc	Communication Services	5,811	171,895	0.74
Oracle Corp	Information Technology	3,331	171,734	0.74
Anthem Inc	Health Care	624	171,027	0.74
Discovery Inc	Communication Services	5,208	166,649	0.72
PepsiCo Inc	Consumer Staples	1,460	163,270	0.70
Kellogg Co	Consumer Staples	2,331	163,210	0.70
Emerson Electric Co	Industrials	2,107	161,351	0.70
Rockwell Automation Inc	Industrials	842	157,815	0.68
Noble Energy Inc	Energy	5,057	157,731	0.68
EOG Resources Inc	Energy	1,234	157,438	0.68

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVAUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Apple Inc	Information Technology	3,633	$820,125	4.57%
Berkshire Hathaway Inc	Financials	1,710	366,176	2.04
AT&T Inc	Communication Services	10,894	365,818	2.04
Exxon Mobil Corp	Energy	3,234	274,967	1.53
UnitedHealth Group Inc	Health Care	997	265,122	1.48
International Business Machines Corp	Information Technology	1,651	249,585	1.39
DXC Technology Co	Information Technology	2,661	248,840	1.39
Intel Corp	Information Technology	4,900	231,731	1.29
Symantec Corp	Information Technology	10,548	224,453	1.25
Micron Technology Inc	Information Technology	4,913	222,199	1.24
Western Digital Corp	Information Technology	3,770	220,674	1.23
HP Inc	Information Technology	8,446	217,655	1.21
Juniper Networks Inc	Information Technology	7,038	210,934	1.18
Broadcom Inc	Information Technology	834	205,691	1.15
Oracle Corp	Information Technology	3,986	205,537	1.15
Chevron Corp	Energy	1,600	195,598	1.09
Prudential Financial Inc	Financials	1,901	192,612	1.07
Alliance Data Systems Corp	Information Technology	809	190,965	1.06
Boeing Co/The	Industrials	507	188,625	1.05
CVS Health Corp	Health Care	2,330	183,434	1.02
Wells Fargo & Co	Financials	3,436	180,574	1.01
MetLife Inc	Financials	3,724	173,996	0.97
Unum Group	Financials	4,372	170,819	0.95
Comcast Corp	Communication Services	4,783	169,370	0.94
Lam Research Corp	Information Technology	1,070	162,301	0.90
Lincoln National Corp	Financials	2,343	158,539	0.88
Walmart Inc	Consumer Staples	1,686	158,357	0.88
Procter & Gamble Co/The	Consumer Staples	1,845	153,544	0.86
Allstate Corp/The	Financials	1,519	149,895	0.84
Principal Financial Group Inc	Financials	2,547	149,258	0.83
Western Union Co/The	Information Technology	7,813	148,914	0.83
Walt Disney Co/The	Communication Services	1,273	148,878	0.83
Aflac Inc	Financials	3,123	147,015	0.82
Cardinal Health Inc	Health Care	2,718	146,798	0.82
Applied Materials Inc	Information Technology	3,762	145,390	0.81
Seagate Technology PLC	Information Technology	3,022	143,104	0.80
McKesson Corp	Health Care	1,076	142,732	0.80
Marathon Petroleum Corp	Energy	1,762	140,887	0.79
eBay Inc	Consumer Discretionary	4,245	140,185	0.78
Cognizant Technology Solutions Corp	Information Technology	1,811	139,728	0.78
Mylan NV	Health Care	3,612	132,191	0.74
Anthem Inc	Health Care	475	130,306	0.73
Universal Health Services Inc	Health Care	924	118,116	0.66
Laboratory Corp of America Holdings	Health Care	677	117,567	0.66
Gilead Sciences Inc	Health Care	1,519	117,245	0.65
Walgreens Boots Alliance Inc	Consumer Staples	1,607	117,162	0.65
Valero Energy Corp	Energy	1,024	116,473	0.65
Morgan Stanley	Financials	2,493	116,078	0.65
Loews Corp	Financials	2,311	116,060	0.65
Capital One Financial Corp	Financials	1,221	115,948	0.65

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Fund had the following purchased & written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,150.00 USD	10/19/2018	6	$1,748,388	$150	$4,383	$(4,233)
		2,200.00 USD	10/19/2018	1	291,398	35	721	(686)
		2,300.00 USD	10/19/2018	5	1,456,990	275	3,428	(3,153)
		2,350.00 USD	10/19/2018	13	3,788,174	832	8,460	(7,628)
		2,375.00 USD	10/19/2018	4	1,165,592	240	2,803	(2,563)
		2,425.00 USD	10/19/2018	1	291,398	75	831	(756)
		2,475.00 USD	10/19/2018	3	874,194	312	1,772	(1,460)
		2,300.00 USD	11/16/2018	5	1,456,990	975	3,874	(2,899)
		2,350.00 USD	11/16/2018	11	3,205,378	2,640	9,051	(6,411)
		2,400.00 USD	11/16/2018	6	1,748,388	1,530	4,452	(2,922)
		2,450.00 USD	11/16/2018	7	2,039,786	2,100	4,565	(2,465)
		2,475.00 USD	11/16/2018	2	582,796	660	1,163	(503)
		2,300.00 USD	12/21/2018	1	291,398	438	911	(473)
		2,350.00 USD	12/21/2018	9	2,622,582	4,599	7,281	(2,682)
		2,400.00 USD	12/21/2018	5	1,456,990	2,980	3,249	(269)
		2,450.00 USD	12/21/2018	6	1,748,388	4,320	4,083	237
		2,350.00 USD	01/18/2019	1	291,398	782	771	11

Total purchased options contracts				86		$22,943	$61,798	$(38,855)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,775.00 USD	10/19/2018	6	(1,748,388)	(86,340)	(40,852)	(45,488)
		2,825.00 USD	10/19/2018	1	(291,398)	(9,390)	(4,849)	(4,541)
		2,850.00 USD	10/19/2018	20	(5,827,960)	(151,400)	(88,986)	(62,414)
		2,875.00 USD	10/19/2018	1	(291,398)	(5,300)	(2,274)	(3,026)
		2,900.00 USD	10/19/2018	3	(874,194)	(10,515)	(7,858)	(2,657)
		2,875.00 USD	11/16/2018	10	(2,913,980)	(71,000)	(41,596)	(29,404)
		2,900.00 USD	11/16/2018	11	(3,205,378)	(58,905)	(44,245)	(14,660)
		2,925.00 USD	11/16/2018	9	(2,622,582)	(32,445)	(38,715)	6,270
		2,925.00 USD	12/21/2018	1	(291,398)	(5,700)	(4,429)	(1,271)
		2,950.00 USD	12/21/2018	20	(5,827,960)	(85,600)	(91,214)	5,614
		2,975.00 USD	01/18/2019	1	(291,398)	(4,380)	(4,758)	378

Total calls				83		$(520,975)	$(369,776)	$(151,199)

Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	10/19/2018	6	(1,748,388)	(1,578)	(35,194)	33,616
		2,725.00 USD	10/19/2018	1	(291,398)	(355)	(5,969)	5,614
		2,750.00 USD	10/19/2018	5	(1,456,990)	(1,850)	(24,218)	22,368
		2,775.00 USD	10/19/2018	11	(3,205,378)	(4,741)	(47,032)	42,291
		2,800.00 USD	10/19/2018	7	(2,039,786)	(3,640)	(33,877)	30,237
		2,825.00 USD	10/19/2018	3	(874,194)	(2,250)	(11,188)	8,938
		2,775.00 USD	11/16/2018	5	(1,456,990)	(7,450)	(25,200)	17,750
		2,800.00 USD	11/16/2018	7	(2,039,786)	(11,466)	(46,344)	34,878
		2,825.00 USD	11/16/2018	11	(3,205,378)	(22,220)	(53,413)	31,193
		2,850.00 USD	11/16/2018	2	(582,796)	(4,640)	(7,755)	3,115
		2,875.00 USD	11/16/2018	7	(2,039,786)	(20,755)	(33,235)	12,480
		2,825.00 USD	12/21/2018	1	(291,398)	(3,600)	(6,259)	2,659
		2,850.00 USD	12/21/2018	9	(2,622,582)	(37,440)	(51,892)	14,452
		2,875.00 USD	12/21/2018	11	(3,205,378)	(50,930)	(52,048)	1,118
		2,875.00 USD	01/18/2019	1	(291,398)	(5,697)	(5,594)	(103)

Total puts				87		$(178,612)	$(439,218)	$260,606

Total written options contracts				170		$(699,587)	$(808,994)	$109,407

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 2.7%
FHLMC – 1.4%
$8	5.000%	11/01/2018	$ 8
61	5.000	02/01/2019	61
12,856	5.500	01/01/2020	12,957
43,638	5.000	11/01/2025	45,821
74,873	5.000	08/01/2028	78,921
14,714	5.000	01/01/2033	15,596
1,224	5.000	03/01/2033	1,300
6,648	5.000	04/01/2033	7,058
1,057	5.000	05/01/2033	1,122
3,875	5.000	06/01/2033	4,114
23,832	5.000	07/01/2033	25,302
32,875	5.000	08/01/2033	34,899
2,868	5.000	09/01/2033	3,045
7,099	5.000	10/01/2033	7,537
13,034	5.000	11/01/2033	13,838
8,304	5.000	12/01/2033	8,816
7,963	5.000	01/01/2034	8,454
23,921	5.000	02/01/2034	25,405
9,864	5.000	03/01/2034	10,485
16,197	5.000	04/01/2034	17,220
26,576	5.000	05/01/2034	28,217
371,719	5.000	06/01/2034	394,721
4,456	5.000	11/01/2034	4,737
96,661	5.000	04/01/2035	102,623
1,646,815	5.000	07/01/2035	1,750,879
11,231	5.000	11/01/2035	11,924
70,066	5.000	03/01/2036	74,276
26,461	5.000	03/01/2037	28,020
76,503	5.000	12/01/2037	81,009
137,809	5.000	02/01/2038	145,950
358,863	5.000	03/01/2038	380,644
178,560	5.000	07/01/2038	189,398
149,744	5.000	11/01/2038	158,832
393,124	5.000	12/01/2038	416,279
220,484	5.000	01/01/2039	233,866
51,572	5.000	02/01/2039	54,702
1,237,132	7.000	02/01/2039	1,392,212
366,102	5.000	06/01/2041	387,666

			6,157,914

FNMA – 1.3%
977	5.500	02/01/2019	978
1,153	5.500	03/01/2019	1,155
1,031	5.500	04/01/2019	1,034
962	5.500	05/01/2019	965
4,638	5.500	06/01/2019	4,653
16,667	5.500	07/01/2019	16,743
17,999	5.500	08/01/2019	18,101
15,994	5.500	09/01/2019	16,105
4,361	5.500	10/01/2019	4,395
6,530	5.500	11/01/2019	6,587
10,006	5.500	12/01/2019	10,086
776	5.500	01/01/2020	783
127	5.500	06/01/2020	128
101,231	5.500	07/01/2020	102,127
5,492	6.000	03/01/2034	6,019
20,251	6.000	08/01/2034	22,235
113,896	6.000	08/01/2035	124,834
110,338	6.000	09/01/2035	121,145
26,307	6.000	10/01/2035	28,875
196,136	6.000	11/01/2035	215,297
546,350	6.000	03/01/2036	599,165
4,826	6.000	06/01/2036	5,276

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$981,304	6.000%	09/01/2036	$ 1,066,578
217,850	6.000	12/01/2036	238,767
15,264	6.000	02/01/2037	16,730
2,105	6.000	04/01/2037	2,295
3,870	6.000	05/01/2037	4,237
93,642	6.000	06/01/2037	102,689
74,831	6.000	07/01/2037	82,060
233,538	6.000	08/01/2037	254,940
64,528	6.000	09/01/2037	70,745
13,929	6.000	10/01/2037	15,266
71,784	5.000	11/01/2037	76,106
32,692	6.000	11/01/2037	36,078
2,679	6.000	12/01/2037	2,955
308,039	6.000	01/01/2038	337,573
47,615	6.000	03/01/2038	52,320
6,043	6.000	04/01/2038	6,296
17,605	6.000	05/01/2038	19,320
1,306	6.000	09/01/2038	1,439
75,258	6.000	10/01/2038	82,787
2,974	6.000	12/01/2038	3,239
2,627	6.000	01/01/2039	2,880
673,043	7.000	03/01/2039	756,809
10,293	4.000	08/01/2039	10,501
27,241	4.500	02/01/2040	28,390
3,156	6.000	04/01/2040	3,460
134,043	6.000	06/01/2040	146,970
306,121	6.000	05/01/2041	335,175
218,090	5.000	07/01/2041	231,218
129,339	4.500	08/01/2041	134,659

			5,429,168

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,750,389)			$11,587,082

Collateralized Mortgage Obligations – 6.4%
Agency Multi-Family(a) – 5.1%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,471,589	4.084%	11/25/2020	$ 5,552,422
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2
16,381,028	3.034	10/25/2020	16,345,765

			21,898,187

Regular Floater(a) – 0.5%
FHLMC REMIC Series 3371, Class FA(b)
195,080	2.758	09/15/2037	197,659
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(b)
269,021	2.530	10/07/2020	269,179
NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A
898,055	2.521	02/06/2020	897,985
NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A(b)
512,352	2.539	03/11/2020	512,312

			1,877,135

Sequential Fixed Rate – 0.8%
FHLMC REMIC Series 2755, Class ZA(b)
458,287	5.000	02/15/2034	483,619
FHLMC REMIC Series 4273, Class PD(b)
1,226,690	6.500	11/15/2043	1,372,013

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-111, Class B
$358,085	7.000%	10/25/2042	$ 400,287
FNMA REMIC Series 2012-153, Class B
1,268,348	7.000	07/25/2042	1,423,216

			3,679,135

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,551,256)			$ 27,454,457

Asset-Backed Securities(a)(b) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
$15,525	7.000%	09/25/2037	$ 15,648
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
71,067	7.000	09/25/2037	72,328
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
226,188	2.483	12/07/2020	226,468

TOTAL ASSET-BACKED SECURITIES (Cost $312,943)			$ 314,444

U.S. Treasury Obligations – 8.1%
U.S. Treasury Bonds
$1,100,000	2.750%	11/15/2042	$ 1,018,008
1,100,000	3.750	11/15/2043	1,204,560
900,000	3.625	02/15/2044	966,770
7,700,000	3.000 (c)	11/15/2044	7,432,342
4,780,000	3.000	05/15/2047	4,604,820
700,000	3.000	08/15/2048	673,799
U.S. Treasury Notes
6,620,000	1.125	07/31/2021	6,306,783
4,610,000	1.875	01/31/2022	4,459,815
7,070,000	2.125	07/31/2024	6,747,122
900,000	2.750	06/30/2025	885,790
410,000	2.250	02/15/2027	385,967

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,026,146)			$ 34,685,776

Shares	Description	Value
Exchange Traded Fund(d) – 17.5%
750,000	Goldman Sachs Treasury Access 0-1 Year ETF	$ 75,120,000
(Cost $75,030,000)

Shares	Distribution Rate	Value
Investment Company(d) – 50.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
214,743,066	2.060%	$214,743,066
(Cost $214,743,066)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – 2.0%
Certificate of Deposit(a) – 1.2%
Mizuho Bank Ltd.
$3,000,000	(1 Mo. LIBOR + 0.44%), 2.585%	10/05/2018	$ 3,000,222
Sumitomo Mitsui Trust Bank Ltd.
2,053,000	(3 Mo. LIBOR + 0.11%), 2.481	10/12/2018	2,053,150

			5,053,372

Commercial Paper – 0.8%
Bell Canada, Inc.
1,239,000	2.684	01/22/2019	1,228,496
VW Credit, Inc.
2,400,000	2.819	03/20/2019	2,368,099

			3,596,595

TOTAL SHORT-TERM INVESTMENTS (Cost $8,650,148)			$ 8,649,967

TOTAL INVESTMENTS – 86.9% (Cost $375,063,948)			$372,554,792

OTHER ASSETS IN EXCESS OF LIABILITIES – 13.1%			55,941,327

NET ASSETS – 100.0%			$428,496,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2018.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions. Total market value of these securities amounts to $950,761, which represents 0.2% of net assets as of September 30, 2018.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
Mo.	— Month
REMIC	— Real Estate Mortgage Investment Conduit

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Long Bond	48	12/19/2018	$6,744,000	$(168,019)

Short position contracts:
3 Month Eurodollar	(3)	12/17/2018	(730,050)	5,319
3 Month Eurodollar	(13)	06/17/2019	(3,152,825)	32,153
3 Month Eurodollar	(32)	12/16/2019	(7,748,800)	11,398
3 Month Eurodollar	(51)	12/14/2020	(12,346,463)	22,969
U.S. Treasury 2 Year Note	(64)	12/31/2018	(13,487,000)	33,804
U.S. Treasury 5 Year Note	(180)	12/31/2018	(20,245,781)	116,094
U.S. Treasury 10 Year Note	(101)	12/19/2018	(11,996,906)	129,567
U.S. Treasury Ultra Bond	(122)	12/19/2018	(18,822,313)	604,534

Total				$955,838

Total Futures Contracts				$787,819

SWAP CONTRACTS — At September 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index*(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(b)

Macquarie Investor Product 276E Index	0.000%	Macquarie Bank Ltd.	02/15/2019	USD	128,669	$—
BAML Commodity Excess Return Strategy Index	0.000	Merrill Lynch International	11/26/2018		161,444	—
S&P GSCI Energy 1 Month Forward Index	0.000	Societe Generale SA	12/14/2018		95,748	—
S&P GSCI Energy 1 Month Forward Index	0.000	UBS AG	02/22/2019		24,939	—

TOTAL						$—

*	The components of the basket are shown below.
(a)	Payments made monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (Macquarie Investor Product 276E Index) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	504,572	$36,864,012	28.65%
Brent	Energy	326,716	27,029,199	21.01
GasOil	Energy	10,027	7,262,190	5.64
Gasoline	Energy	29,208	6,091,913	4.73
Gasoline RBOB	Energy	24,728	5,807,460	4.51
Corn	Grains	13,991	4,984,457	3.87
Copper	Metals	779	4,876,847	3.79
Live Cattle	Meats	36,575	4,346,928	3.38
Aluminum	Metals	1,985	4,107,189	3.19
Gold	Precious	3,418	4,088,641	3.18
Natural Gas	Energy	1,273,926	3,831,969	2.98
Wheat	Grains	7,079	3,603,078	2.80
Soybeans	Grains	3,787	3,202,199	2.49
Lean Hogs	Meats	34,107	1,975,651	1.54
Cotton	Textiles	22,270	1,700,737	1.32
Sugar	Softs	141,381	1,583,462	1.23
Feeder Cattle	Meats	9,458	1,494,759	1.16
Winter Wheat	Grains	2,588	1,323,094	1.03
Zinc	Metals	490	1,296,614	1.01
Nickel	Metals	68	853,884	0.66
Lead	Metals	393	800,107	0.62
Coffee	Softs	7,290	746,809	0.58
Silver	Precious	30,260	445,184	0.35
Cocoa	Softs	171	352,706	0.27

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAML Commodity Excess Return Strategy Index) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	633,097	$46,254,076	28.65%
Brent	Energy	409,937	33,914,124	21.01
Gasoil	Energy	12,581	9,112,027	5.64
Gasoline RBOB	Energy	3,664,792	7,643,656	4.73
Heating Oil	Energy	3,102,723	7,286,746	4.51
Corn	Grains	1,755,539	6,254,107	3.87
Copper	Metals	977	6,119,086	3.79
Live Cattle	Meats	4,589,134	5,454,185	3.38
Aluminum	Metals	2,491	5,153,380	3.19
Gold	Precious	4,289	5,130,106	3.18
Natural Gas	Energy	1,598,422	4,808,055	2.98
Wheat	Grains	888,185	4,520,860	2.80
Soybeans	Grains	475,206	4,017,868	2.49
Lean Hogs	Meats	4,279,486	2,478,892	1.54
Cotton	Textiles	2,794,227	2,133,951	1.32
Sugar	Softs	17,739,321	1,986,804	1.23
Feeder Cattle	Meats	1,186,654	1,875,507	1.16
Kansas Wheat	Grains	324,717	1,660,115	1.03
Zinc	Metals	615	1,626,890	1.01
Nickel	Metals	85	1,071,387	0.66
Lead	Metals	494	1,003,912	0.62
Coffee	Softs	914,629	937,038	0.58
Silver	Precious	37,968	558,582	0.35
Cocoa	Softs	215	442,547	0.27

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(a) – 75.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
200,769,653	2.060%	$200,769,653

TOTAL INVESTMENTS – 75.1% (Cost $200,769,653)		$200,769,653

OTHER ASSETS IN EXCESS OF LIABILITIES – 24.9%		66,674,012

NET ASSETS – 100.0%		$267,443,665

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	43,000	USD	30,574	12/19/2018	$528
	BRL	27,020,000	USD	6,614,443	10/02/2018	76,077
	CAD	16,764,000	USD	12,938,177	12/19/2018	53,780
	CLP	710,000,000	USD	1,029,291	12/19/2018	51,020
	EUR	437,000	USD	509,462	12/19/2018	1,350
	GBP	1,486,000	USD	1,932,659	12/19/2018	11,710
	HUF	1,266,200,000	USD	4,562,267	12/19/2018	14,474
	KRW	1,120,000,000	USD	1,004,214	12/19/2018	6,999
	MXN	154,313,000	USD	7,806,941	12/19/2018	337,640
	NOK	10,800,000	USD	1,330,613	12/19/2018	968
	RUB	68,500,000	USD	1,017,117	12/19/2018	19,731
	SEK	7,766,000	USD	871,395	12/19/2018	8,606
	USD	2,906	AUD	4,000	12/19/2018	13
	USD	2,622,700	CHF	2,529,000	12/19/2018	25,809
	USD	11,486,802	CZK	253,200,000	12/19/2018	22,051
	USD	31,253,976	EUR	26,679,000	12/19/2018	68,734
	USD	2,910,301	GBP	2,221,000	12/19/2018	4,216
	USD	13,514,069	INR	987,000,000	12/19/2018	75,924
	USD	20,030,314	JPY	2,220,949,000	12/19/2018	363,686
	USD	141,728	SEK	1,250,000	12/19/2018	85
	ZAR	12,878,000	USD	839,092	12/19/2018	62,002

TOTAL						$1,205,403

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	CHF	391,000	USD	406,345	12/19/2018	$(4,849)
	CZK	133,095,000	USD	6,119,264	12/19/2018	(92,799)
	EUR	14,660,000	USD	17,242,884	12/19/2018	(106,721)
	GBP	10,244,000	USD	13,485,749	12/19/2018	(81,906)
	HUF	272,000,000	USD	990,502	12/19/2018	(7,345)
	JPY	202,276,000	USD	1,808,582	12/19/2018	(16,653)
	NOK	47,400,000	USD	5,851,974	12/19/2018	(7,813)
	PLN	12,996,000	USD	3,548,456	12/19/2018	(16,273)
	SEK	50,154,000	USD	5,715,265	12/19/2018	(32,080)
	USD	15,513,458	AUD	21,569,000	12/19/2018	(87,291)
	USD	6,596,680	BRL	27,020,000	10/02/2018	(93,840)
	USD	6,596,760	BRL	27,020,000	11/05/2018	(75,767)
	USD	18,696,495	CAD	24,584,000	12/19/2018	(369,577)
	USD	9,438,700	CLP	6,390,000,000	12/19/2018	(284,100)
	USD	6,242,815	COP	19,250,000,000	12/19/2018	(243,858)
	USD	1,456,228	EUR	1,251,000	12/19/2018	(6,073)
	USD	19,731,433	GBP	15,149,250	12/19/2018	(90,724)
	USD	11,156,384	HUF	3,118,945,000	12/19/2018	(117,192)
	USD	13,993,755	KRW	15,580,000,000	12/19/2018	(72,944)
	USD	237,802	MXN	4,705,000	12/19/2018	(10,526)
	USD	13,413,635	MYR	55,680,000	12/19/2018	(22,982)
	USD	15,616,564	NOK	130,500,000	12/19/2018	(473,375)
	USD	14,489,750	NZD	22,000,000	12/19/2018	(99,702)
	USD	10,040,242	PLN	37,225,000	12/19/2018	(77,142)
	USD	6,916,739	RUB	478,500,000	12/19/2018	(326,059)
	USD	14,665,746	SEK	131,866,600	12/19/2018	(276,679)
	USD	2,277,980	TRY	16,140,000	12/19/2018	(262,139)
	USD	5,973,565	ZAR	93,552,000	12/19/2018	(572,412)

TOTAL						$(3,928,821)

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchange Index	50	10/19/2018	$6,379,389	$21,253
Brent Crude Oil	32	10/31/2018	2,647,360	176,468
CAC 40 10 Euro Index	151	10/19/2018	9,624,112	51,722
Cotton No. 2	3	12/06/2018	114,555	(8,589)
DAX Index	4	12/21/2018	1,421,299	(473)
DJIA CBOT E-Mini Index	37	12/21/2018	4,898,060	53,954
Feeder Cattle	33	11/15/2018	2,607,825	87,549
FTSE 100 Index	52	12/21/2018	5,074,110	8,962
FTSE/MIB Index	30	12/21/2018	3,601,751	(3,625)
IBEX 35 Index	8	10/19/2018	870,137	(431)
Live Cattle	32	12/31/2018	1,521,280	14,600
LME Aluminum Base Metal	36	10/15/2018	1,850,400	27,815
LME Copper Base Metal	22	10/15/2018	3,443,275	214,723
LME Copper Base Metal	6	11/19/2018	939,225	12,886
LME Lead Base Metal	64	10/15/2018	3,241,200	(65,901)
LME Nickel Base Metal	13	10/15/2018	976,950	(52,705)
LME Zinc Base Metal	50	10/15/2018	3,311,875	291,257
LME Zinc Base Metal	5	11/19/2018	330,750	12,113
Low Sulphur Gasoil	41	11/12/2018	2,969,425	174,493
MSCI Taiwan Index	244	10/30/2018	10,018,640	50,934
NASDAQ 100 E-Mini Index	26	12/21/2018	3,980,730	32,219
Natural Gas	55	10/29/2018	1,654,400	(12,554)
Nikkei 225 Index	19	12/13/2018	4,033,445	353,837
NY Harbor ULSD	30	10/31/2018	2,959,110	161,028
OMXS30 Index	497	10/19/2018	9,283,030	45,359
RBOB Gasoline	32	10/31/2018	2,803,181	165,164
Russell 2000 E-Mini Index	55	12/21/2018	4,677,200	(48,191)
S&P 500 E-Mini Index	134	12/21/2018	19,557,300	55,083
S&P/TSX 60 Index	57	12/20/2018	8,387,272	10,355
SET50 Index	1,468	12/27/2018	10,526,568	(30,458)
SPI 200 Index	86	12/20/2018	9,626,265	15,545
TOPIX Index	57	12/13/2018	9,117,893	7,837
Wheat	2	12/14/2018	50,900	(1,856)
WTI Crude Oil	37	10/22/2018	2,710,250	189,158

Total				$2,009,531

Short position contracts:
100 oz Gold	(73)	12/27/2018	(8,732,260)	404,609
BIST 30 Index	(1,874)	10/31/2018	(3,938,129)	(247,227)
CBOE Volatility Index	(20)	10/17/2018	(279,500)	7,449
Coffee ‘C’	(55)	12/18/2018	(2,113,031)	143,602
Corn	(136)	12/14/2018	(2,422,500)	151,297
EURO STOXX 50 Index	(195)	12/21/2018	(7,668,329)	(131,895)
FTSE/JSE Top 40 Index	(248)	12/20/2018	(8,789,543)	122,198
Hang Seng Index	(11)	10/30/2018	(1,958,567)	(19,146)
HSCEI	(89)	10/30/2018	(6,289,295)	(84,927)
KC HRW Wheat	(37)	12/14/2018	(945,812)	18,682
KOSPI 200 Index	(121)	12/13/2018	(8,224,837)	(245,470)
Lean Hogs	(24)	12/14/2018	(556,080)	(6,860)
LME Aluminum Base Metal	(36)	10/15/2018	(1,850,400)	(14,416)
LME Aluminum Base Metal	(43)	11/19/2018	(2,224,175)	(38,777)
LME Copper Base Metal	(22)	10/15/2018	(3,443,275)	(74,002)
LME Copper Base Metal	(26)	11/19/2018	(4,069,975)	(229,661)
LME Lead Base Metal	(64)	10/15/2018	(3,241,200)	136,674
LME Lead Base Metal	(49)	11/19/2018	(2,491,956)	54,703

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Nickel Base Metal	(13)	10/15/2018	$(976,950)	$38,489
LME Nickel Base Metal	(11)	11/19/2018	(829,026)	(4,970)
LME Zinc Base Metal	(50)	10/15/2018	(3,311,875)	(94,931)
LME Zinc Base Metal	(40)	11/19/2018	(2,646,000)	(241,594)
Silver	(72)	12/27/2018	(5,296,320)	244,006
Soybean	(59)	11/14/2018	(2,494,225)	236,842
Sugar No. 11	(140)	02/28/2019	(1,756,160)	76,367
VSTOXX	(1,924)	10/17/2018	(3,361,960)	32,161

Total				$233,203

Total Futures Contracts				$2,242,734

SWAP CONTRACTS — At September 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	2.000%	12/19/2019	AUD	516,770	$159,684	$(9,700)	$169,384
2.500%(c)	3 Month BA	12/19/2019	CAD	412,470	6,350	(290,418)	296,768
6 Month LIBOR(c)	0.000	12/19/2019	CHF	380,540	2,390,189	58,019	2,332,170
6 Month EURIBOR(c)	0.000	12/19/2019	EUR	930,930	2,302,545	2,389,485	(86,940)
6 Month LIBOR(c)	1.000	12/19/2019	GBP	882,330	(762,239)	(543,785)	(218,454)
3 Month STIBOR(b)	0.000	12/19/2019	SEK	5,591,280	956,804	(589,946)	1,546,750
3.000(c)	3 Month LIBOR	12/19/2019	USD	1,878,830	(1,083,908)	(1,538,284)	454,376
6 Month EURIBOR(c)	0.000	12/19/2020	EUR	104,160	115,555	114,437	1,118
6 Month LIBOR(c)	1.000	12/19/2020	GBP	183,830	(1,043,753)	(1,060,312)	16,559
3 Month LIBOR(b)	3.000	12/19/2020	USD	95,910	(134,758)	(179,291)	44,533
2.500(d)	6 Month PRIBOR	03/20/2024	CZK	582,220	(24,212)	(847,362)	823,150
2.500(d)	6 Month BUBOR	03/20/2024	HUF	4,659,440	(28,461)	(536,005)	507,544
8.250(e)	1 Month TIIE	03/20/2024	MXN	496,220	(365,204)	(691,816)	326,612
6 Month WIBOR(c)	2.750	03/20/2024	PLN	96,860	115,198	131,483	(16,285)
8.500(b)	3 Month JIBAR	03/20/2024	ZAR	341,480	(331,037)	(849,309)	518,272
2.750(c)	3 Month BA	12/19/2028	CAD	24,690	168,421	18,185	150,236
6 Month LIBOR(c)	0.500	12/19/2028	CHF	5,140	(40,593)	(26,030)	(14,563)
6 Month EURIBOR(c)	1.250	12/19/2028	EUR	59,430	1,438,991	1,437,357	1,634
6 Month LIBOR(c)	1.750	12/19/2028	GBP	2,250	20,049	13,866	6,183
3 Month STIBOR(b)	1.500	12/19/2028	SEK	160,460	312,168	(111,942)	424,110
3.250(c)	3 Month LIBOR	12/19/2028	USD	83,920	(890,254)	(942,591)	52,337
1.500(d)	6 Month EURIBOR	12/19/2048	EUR	25,940	384,628	322,907	61,721
1.750(c)	6 Month LIBOR	12/19/2048	GBP	22,320	4,175	(500,361)	504,536
3 Month LIBOR(b)	3.250	12/19/2048	USD	17,010	455,077	518,912	(63,835)

TOTAL					$4,125,415	$(3,712,501)	$7,837,916

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2018.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2018:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$749,648	$—
Asia	—	10,288,400	—
Australia and Oceania	—	355,692	—
Europe	4,473,435	40,403,683	—
North America	543,606,805	11,958	—
South America	—	63,942	—
Exchange Traded Funds	167,286,670	—	—
Investment Company	1,643,226,569	—	—
Securities Lending Reinvestment Vehicle	17,867,850	—	—
Total	$2,376,461,329	$51,873,323	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,808,816	$—
Futures Contracts	10,450,194	—	—
Credit Default Swap Contracts	—	102,497	—
Total Return Swap Contracts	—	2,233,800	—
Total	$10,450,194	$5,145,113	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,330,843)	$—
Futures Contracts(b)	(2,914,839)	—	—
Credit Default Swap Contracts(b)	—	(404,824)	—
Total Return Swap Contracts(b)	—	(1,764,574)	—
Written Options Contracts	(2,020,702)	—	—
Total	$(4,935,541)	$(3,500,241)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$77,875,908	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,299,531	$—
Futures Contracts(b)	1,807,066	—	—
Credit Default Swap Contracts(b)	—	5,090	—
Total Return Swap Contracts(b)	—	2,739,021	—
Purchased Options Contracts	22,943	—	—
Total	$1,830,009	$4,043,642	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(623,633)	$—
Futures Contracts(b)	(1,352,665)	—	—
Credit Default Swap Contracts(b)	—	(5,904)	—
Total Return Swap Contracts(b)	—	(3,440,793)	—
Written Options Contracts	(699,587)	—	—
Total	$(2,052,252)	$(4,070,330)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Securities	$—	$11,587,082	$—
Collateralized Mortgage Obligations	—	27,454,457	—
Asset-Backed Securities	—	314,444	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	34,685,776	—	—
Exchange Traded Fund	75,120,000	—	—
Investment Company	214,743,066	—	—
Short-Term Investments	—	8,649,967	—
Total	$324,548,842	$48,005,950	$—

Derivative Type
Assets(b)
Futures Contracts	$955,838	$—	$—
Liabilities(b)
Futures Contracts	$(168,019)	$—	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$200,769,653	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,205,403	$—
Futures Contracts	3,880,140	—	—
Interest Rate Swap Contracts	—	8,237,993	—
Total	$3,880,140	$9,443,396	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,928,821)	$—
Futures Contracts	(1,637,406)	—	—
Interest Rate Swap Contracts	—	(400,077)	—
Total	$(1,637,406)	$(4,328,898)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 100.8%
Automobiles & Components – 1.0%
2,474,100	Ford Motor Co.	$ 22,885,425
333,699	General Motors Co.	11,235,645

		34,121,070

Banks – 6.3%
926,465	Bank of America Corp.	27,293,659
128,599	BB&T Corp.	6,242,196
328,900	FNB Corp.	4,183,608
765,400	Huntington Bancshares, Inc.	11,419,768
584,829	JPMorgan Chase & Co.(a)	65,992,104
1,770,000	New York Community Bancorp, Inc.(b)	18,354,900
464,500	PacWest Bancorp	22,133,425
1,416,900	People’s United Financial, Inc.(b)	24,257,328
52,700	PNC Financial Services Group, Inc. (The)	7,177,213
69,700	TFS Financial Corp.	1,046,197
175,400	Umpqua Holdings Corp.	3,648,320
527,199	Wells Fargo & Co.	27,709,579

		219,458,297

Capital Goods – 7.2%
99,899	3M Co.	21,049,718
104,799	Boeing Co. (The)	38,974,748
169,500	Caterpillar, Inc.	25,847,055
55,300	Cummins, Inc.	8,077,671
243,498	Eaton Corp. plc	21,118,581
303,098	Emerson Electric Co.	23,211,245
167,200	Fastenal Co.	9,700,944
1,132,403	General Electric Co.	12,784,830
34,200	Honeywell International, Inc.	5,690,880
190,900	Johnson Controls International plc	6,681,500
113,536	Lockheed Martin Corp.	39,278,915
12,500	MSC Industrial Direct Co., Inc. Class A	1,101,375
56,200	Raytheon Co.	11,614,292
115,200	United Technologies Corp.	16,106,112
51,500	Watsco, Inc.	9,172,150

		250,410,016

Commercial & Professional Services – 0.4%
84,200	KAR Auction Services, Inc.	5,025,850
374,903	Nielsen Holdings plc	10,369,750

		15,395,600

Consumer Durables & Apparel – 1.0%
102,800	Garmin Ltd.	7,201,140
209,200	Newell Brands, Inc.	4,246,760
152,600	Tapestry, Inc.	7,671,202
155,400	VF Corp.	14,522,130

		33,641,232

Consumer Services – 2.5%
207,300	Carnival Corp.	13,219,521
78,500	Darden Restaurants, Inc.	8,728,415
286,802	Extended Stay America, Inc.	5,802,005
70,047	International Game Technology plc	1,383,428
170,700	Las Vegas Sands Corp.	10,127,631
155,400	McDonald’s Corp.	25,996,866
172,999	Six Flags Entertainment Corp.	12,078,790

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
129,500	Starbucks Corp.	$ 7,360,780
4,400	Vail Resorts, Inc.	1,207,448
27,200	Wyndham Destinations, Inc.	1,179,392

		87,084,276

Diversified Financials – 3.8%
34,300	Ameriprise Financial, Inc.	5,064,738
143,139	Berkshire Hathaway, Inc. Class B*	30,647,491
997,700	BGC Partners, Inc. Class A	11,792,814
28,600	BlackRock, Inc.	13,480,038
29,900	CME Group, Inc.	5,089,279
24,800	Eaton Vance Corp.	1,303,488
858,900	Invesco Ltd.	19,651,632
222,800	Janus Henderson Group plc	6,006,688
70,800	Legg Mason, Inc.	2,211,084
1,500	LPL Financial Holdings, Inc.	96,765
232,700	Morgan Stanley	10,836,839
674,400	Navient Corp.	9,090,912
147,500	T. Rowe Price Group, Inc.	16,104,050
70,600	Virtu Financial, Inc. Class A	1,443,770

		132,819,588

Energy – 6.8%
447,600	Chevron Corp.(a)	54,732,528
119,400	ConocoPhillips	9,241,560
780,200	Exxon Mobil Corp.(a)(b)	66,332,604
141,800	Helmerich & Payne, Inc.	9,751,586
507,400	Kinder Morgan, Inc.	8,996,202
67,401	Marathon Petroleum Corp.	5,390,058
5,000	Murphy Oil Corp.	166,700
64,900	Nabors Industries Ltd.	399,784
385,200	Occidental Petroleum Corp.	31,651,884
230,500	ONEOK, Inc.	15,625,595
13,000	PBF Energy, Inc. Class A	648,830
47,600	Phillips 66	5,365,472
246,500	Schlumberger Ltd.	15,016,780
72,400	Valero Energy Corp.	8,235,500
249,100	Williams Cos., Inc. (The)	6,773,029

		238,328,112

Food & Staples Retailing – 0.9%
75,700	Sysco Corp.	5,545,025
64,300	Walgreens Boots Alliance, Inc.	4,687,470
219,541	Walmart, Inc.	20,617,095

		30,849,590

Food, Beverage & Tobacco – 3.8%
221,259	Altria Group, Inc.	13,344,130
967,400	Coca-Cola Co. (The)(a)	44,684,206
90,800	Flowers Foods, Inc.	1,694,328
519,100	General Mills, Inc.	22,279,772
217,100	Kraft Heinz Co. (The)	11,964,381
128,802	PepsiCo, Inc.	14,400,064
303,400	Philip Morris International, Inc.	24,739,236

		133,106,117

Health Care Equipment & Services – 5.5%
526,342	Abbott Laboratories	38,612,449
27,400	Aetna, Inc.	5,558,090
22,600	Align Technology, Inc.*	8,841,572
33,287	Anthem, Inc.	9,122,302
59,400	Becton Dickinson and Co.	15,503,400
210,800	Cardinal Health, Inc.	11,383,200
248,978	CVS Health Corp.	19,599,548

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
15,200	Intuitive Surgical, Inc.*	$ 8,724,800
312,653	Medtronic plc	30,755,676
163,971	UnitedHealth Group, Inc.(a)	43,622,845

		191,723,882

Household & Personal Products – 1.5%
103,198	Kimberly-Clark Corp.	11,727,420
478,199	Procter & Gamble Co. (The)(a)	39,800,503

		51,527,923

Insurance – 2.8%
158,904	Arthur J Gallagher & Co.	11,828,693
4,700	Erie Indemnity Co. Class A	599,391
138,400	Fidelity National Financial, Inc.	5,446,040
84,000	First American Financial Corp.	4,333,560
253,400	Mercury General Corp.	12,710,544
354,700	MetLife, Inc.	16,571,584
821,201	Old Republic International Corp.	18,378,478
199,299	Principal Financial Group, Inc.	11,676,929
149,000	Prudential Financial, Inc.	15,096,680

		96,641,899

Materials – 2.7%
91,800	Air Products & Chemicals, Inc.	15,335,190
86,400	Domtar Corp.	4,507,488
394,349	DowDuPont, Inc.	25,360,584
18,900	Huntsman Corp.	514,647
275,500	International Paper Co.	13,540,825
169,400	LyondellBasell Industries NV Class A	17,365,194
58,000	Olin Corp.	1,489,440
42,200	Praxair, Inc.	6,782,806
31,800	Royal Gold, Inc.	2,450,508
59,300	Southern Copper Corp.	2,558,202
77,900	WestRock Co.	4,162,976

		94,067,860

Media & Entertainment – 6.2%
134,885	Activision Blizzard, Inc.	11,221,083
38,602	Alphabet, Inc. Class A*	46,595,702
39,183	Alphabet, Inc. Class C*	46,763,735
172,200	Cinemark Holdings, Inc.	6,922,440
768,716	Comcast Corp. Class A	27,220,234
339,942	Facebook, Inc. Class A*,(a)	55,906,861
620,400	Interpublic Group of Cos., Inc. (The)	14,188,548
16,500	Match Group, Inc.*(c)	955,515
72,200	Omnicom Group, Inc.	4,911,044
101,300	Twitter, Inc.*	2,882,998
4,300	Yandex NV Class A*	141,427

		217,709,587

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
406,885	AbbVie, Inc.(a)(b)	38,483,183
1,300	Agios Pharmaceuticals, Inc.*	100,256
7,400	Alnylam Pharmaceuticals, Inc.*	647,648
160,002	Amgen, Inc.	33,166,815
23,100	Biogen, Inc.*	8,161,461
2,700	Bluebird Bio, Inc.*	394,200
300,300	Bristol-Myers Squibb Co.	18,642,624
154,900	Eli Lilly & Co.	16,622,319
266,700	Gilead Sciences, Inc.	20,591,907
23,000	Illumina, Inc.*	8,442,380

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
410,700	Johnson & Johnson(a)	$ 56,746,419
515,848	Merck & Co., Inc.	36,594,257
1,530,099	Pfizer, Inc.(a)	67,431,463
1,400	Sage Therapeutics, Inc.*	197,750
1,000	Sarepta Therapeutics, Inc.*	161,510
4,824	TESARO, Inc.*	188,184

		306,572,376

Real Estate Investment Trusts – 2.6%
115,601	American Tower Corp.	16,796,825
15,200	CoreSite Realty Corp.	1,689,328
147,400	Crown Castle International Corp.	16,410,042
6,200	CubeSmart	176,886
70,700	CyrusOne, Inc.	4,482,380
59,701	Digital Realty Trust, Inc.	6,715,169
21,300	Douglas Emmett, Inc.	803,436
28,400	Equinix, Inc.	12,294,076
32,100	Equity LifeStyle Properties, Inc.	3,096,045
33,100	Invitation Homes, Inc.	758,321
28,500	JBG SMITH Properties	1,049,655
143,560	Prologis, Inc.	9,731,932
67,900	SBA Communications Corp.*	10,906,777
44,900	STORE Capital Corp.	1,247,771
43,500	Sun Communities, Inc.	4,416,990
12,400	Uniti Group, Inc.	249,860

		90,825,493

Retailing – 6.1%
57,922	Amazon.com, Inc.*,(a)	116,017,766
119,500	Gap, Inc. (The)	3,447,575
42,800	Genuine Parts Co.	4,254,320
2,100	GrubHub, Inc.*	291,102
164,975	Home Depot, Inc. (The)	34,174,571
79,900	Lowe’s Cos., Inc.	9,174,118
312,500	Macy’s, Inc.	10,853,125
2,778	MercadoLibre, Inc.	945,826
74,590	Netflix, Inc.*	27,906,357
88,500	Target Corp.	7,806,585

		214,871,345

Semiconductors & Semiconductor Equipment – 4.8%
118,500	Applied Materials, Inc.	4,580,025
99,591	Broadcom, Inc.	24,572,087
319,401	Cypress Semiconductor Corp.	4,628,121
663,100	Intel Corp.	31,357,999
31,600	KLA-Tencor Corp.	3,214,036
50,100	Lam Research Corp.	7,600,170
165,500	Maxim Integrated Products, Inc.	9,332,545
114,800	Micron Technology, Inc.*	5,192,404
85,925	NVIDIA Corp.	24,146,644
413,800	QUALCOMM, Inc.	29,806,014
232,849	Texas Instruments, Inc.(a)	24,982,369

		169,412,414

Software & Services – 10.8%
3,600	2U, Inc.*	270,684
104,000	Accenture plc Class A	17,700,800
64,300	Adobe Systems, Inc.*	17,357,785
3,800	Atlassian Corp. plc Class A*	365,332
57,600	Autodesk, Inc.*	8,991,936
130,400	Automatic Data Processing, Inc.	19,646,064

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
201,001	CA, Inc.	$ 8,874,194
289,000	International Business Machines Corp.	43,699,690
4,001	Leidos Holdings, Inc.	276,709
8,200	LogMeIn, Inc.	730,620
43,800	Mastercard, Inc. Class A	9,750,318
1,162,752	Microsoft Corp.(a)(b)	132,983,946
9,500	Nutanix, Inc. Class A*	405,840
8,800	Okta, Inc.*	619,168
352,776	Oracle Corp.	18,189,131
414,200	Paychex, Inc.	30,505,830
97,800	PayPal Holdings, Inc.*	8,590,752
11,300	RingCentral, Inc. Class A*	1,051,465
10,900	Sabre Corp.	284,272
88,912	salesforce.com, Inc.*	14,139,676
8,062	ServiceNow, Inc.*	1,577,169
15,200	Splunk, Inc.*	1,837,832
10,500	Square, Inc. Class A*	1,039,605
7,800	Twilio, Inc. Class A*	672,984
169,767	Visa, Inc. Class A	25,480,329
663,100	Western Union Co. (The)	12,638,686
7,000	Workday, Inc. Class A*	1,021,860
3,900	Zendesk, Inc.*	276,900

		378,979,577

Technology Hardware & Equipment – 6.9%
682,488	Apple, Inc.(a)	154,064,841
1,096,148	Cisco Systems, Inc.(a)	53,327,600
282,000	Hewlett Packard Enterprise Co.	4,599,420
238,800	HP, Inc.	6,153,876
23,400	National Instruments Corp.	1,130,922
56,200	NetApp, Inc.	4,827,018
152,700	Seagate Technology plc	7,230,345
68,400	Western Digital Corp.	4,004,136
227,300	Xerox Corp.	6,132,554

		241,470,712

Telecommunication Services – 2.9%
1,840,528	AT&T, Inc.(a)	61,804,930
721,800	Verizon Communications, Inc.(b)	38,536,902

		100,341,832

Transportation – 2.1%
11,000	Copa Holdings SA Class A	878,240
101,800	Delta Air Lines, Inc.	5,887,094
37,101	Norfolk Southern Corp.	6,696,731
135,200	Union Pacific Corp.	22,014,616
328,300	United Parcel Service, Inc. Class B	38,329,025

		73,805,706

Utilities – 3.4%
465,599	Dominion Energy, Inc.	32,722,298
328,200	Duke Energy Corp.	26,262,564
997,800	PPL Corp.	29,195,628
688,300	Southern Co. (The)	30,009,880

		118,190,370

TOTAL COMMON STOCKS (Cost $2,854,523,818)		$3,521,354,874

Shares	Distribution Rate	Value
Investment Company(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,929,189	2.060%	$ 19,929,189
(Cost $19,929,189)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,874,453,007)		$3,541,284,063

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
893,025	2.060%	$ 893,025
(Cost $893,025)

TOTAL INVESTMENTS – 101.4% (Cost $2,875,346,032)		$3,542,177,088

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(49,763,304)

NET ASSETS – 100.0%		$3,492,413,784

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written. Total market value of these securities amounts to $390,937,124, which represents 11.2% of net assets as of September 30, 2018.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions. Total market value of these securities amounts to $1,346,502, which represents 0.0% of net assets as of September 30, 2018.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(144)	12/21/2018	$(21,016,800)	$(165,139)

WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,850.00 USD	10/31/2018	1,647	$(479,932,506)	$(13,999,500)	$(7,425,862)	$(6,573,638)
		2,930.00 USD	11/30/2018	1,579	(460,117,442)	(6,552,850)	(7,857,893)	1,305,043
		2,945.00 USD	12/31/2018	1,633	(475,852,934)	(8,295,640)	(8,178,064)	(117,576)

Total written options contracts				4,859		$(28,847,990)	$(23,461,819)	$(5,386,171)

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Australia – 8.8%
815,843	Alumina Ltd. (Materials)	$ 1,633,180
84,591	AMP Ltd. (Diversified Financials)	195,003
80,307	APA Group (Utilities)	579,123
147,649	Aurizon Holdings Ltd. (Transportation)	438,361
51,256	Australia & New Zealand Banking Group Ltd. (Banks)	1,043,402
281,159	Bank of Queensland Ltd. (Banks)	2,238,371
68,467	Bendigo & Adelaide Bank Ltd. (Banks)	531,734
89,208	BHP Billiton Ltd. (Materials)	2,222,252
55,970	BHP Billiton plc (Materials)	1,221,354
132,882	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	936,748
37,066	Commonwealth Bank of Australia (Banks)	1,913,111
88,682	Fortescue Metals Group Ltd. (Materials)	251,301
468,100	Harvey Norman Holdings Ltd. (Retailing)	1,190,742
295,544	Insurance Australia Group Ltd. (Insurance)	1,562,457
225,602	National Australia Bank Ltd. (Banks)	4,529,193
11,241	Rio Tinto Ltd. (Materials)	639,303
11,619	Rio Tinto plc (Materials)	586,081
35,860	Rio Tinto plc ADR (Materials)(a)	1,829,577
2,307	Sonic Healthcare Ltd. (Health Care Equipment & Services)	41,509
101,296	South32 Ltd. (Materials)	284,673
138,474	Suncorp Group Ltd. (Insurance)	1,446,836
954	Sydney Airport (Transportation)	4,748
350,980	Tabcorp Holdings Ltd. (Consumer Services)	1,234,847
922,068	Telstra Corp. Ltd. (Telecommunication Services)	2,124,346
146,536	Transurban Group (Transportation)	1,187,577
99,411	Wesfarmers Ltd. (Food & Staples Retailing)	3,579,712
14,560	Westpac Banking Corp. (Banks)	292,811
263	Woodside Petroleum Ltd. (Energy)	7,337

		33,745,689

Austria – 0.1%
2,273	OMV AG (Energy)	127,513
2,800	voestalpine AG (Materials)(a)	127,904

		255,417

Belgium – 1.7%
8,442	Ageas (Insurance)	453,831
35,048	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)(a)	3,067,947
25,082	KBC Group NV (Banks)	1,865,058
46,481	Proximus SADP (Telecommunication Services)	1,110,341
212	Solvay SA (Materials)(a)	28,419

		6,525,596

Shares	Description	Value
Common Stocks – (continued)
Denmark – 1.5%
17,829	Coloplast A/S Class B (Health Care Equipment & Services)	$ 1,821,329
44,524	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,095,526
67,814	Tryg A/S (Insurance)	1,688,630

		5,605,485

Finland – 2.2%
62,269	Fortum OYJ (Utilities)	1,560,545
23,393	Kone OYJ Class B (Capital Goods)(a)	1,248,689
12,595	Metso OYJ (Capital Goods)	445,765
165,527	Nokia OYJ (Technology Hardware & Equipment)	920,291
13,400	Nokian Renkaat OYJ (Automobiles & Components)	548,487
24,794	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	938,388
34,811	Sampo OYJ Class A (Insurance)(a)	1,801,435
12,922	Stora Enso OYJ Class R (Materials)	246,760
22,129	UPM-Kymmene OYJ (Materials)	867,876

		8,578,236

France – 9.4%
15,140	Accor SA (Consumer Services)(a)	777,770
156	Aeroports de Paris (Transportation)	35,123
7,025	Air Liquide SA (Materials)	922,539
12,766	Airbus SE (Capital Goods)	1,602,678
31,802	AXA SA (Insurance)	852,157
24,706	BNP Paribas SA (Banks)(a)	1,512,912
36,142	Bouygues SA (Capital Goods)(a)	1,563,518
8,909	Capgemini SE (Software & Services)(a)	1,121,624
39,682	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)(b)(c)	1,670,077
36,180	Credit Agricole SA (Banks)	520,087
10,779	Danone SA (Food, Beverage & Tobacco)	837,692
16,638	Edenred (Commercial & Professional Services)	634,033
71,283	Electricite de France SA (Utilities)	1,253,646
237,980	Engie SA (Utilities)(a)	3,503,601
9,925	Eutelsat Communications SA (Media & Entertainment)	234,617
1,685	Kering SA (Consumer Durables & Apparel)(a)	903,758
2,358	Klepierre SA (REIT)(a)	83,790

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
24,354	Lagardere SCA (Media & Entertainment)	$ 749,967
746	L’Oreal SA (Household & Personal Products)(a)	179,851
9,353	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(a)	3,305,079
167,707	Natixis SA (Diversified Financials)	1,138,877
5,546	Orange SA (Telecommunication Services)	88,246
8,050	Renault SA (Automobiles & Components)	696,341
71,573	Rexel SA (Capital Goods)	1,075,067
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,163,964
47,746	Schneider Electric SE (Capital Goods)(a)	3,833,859
22,267	Societe Generale SA (Banks)(a)	956,154
12,100	Suez (Utilities)	172,121
43,204	TOTAL SA (Energy)(a)	2,809,157
25	Unibail-Rodamco-Westfield (REIT)(a)	4,861

		36,203,166

Germany – 7.8%
17,594	Allianz SE (Registered) (Insurance)(a)	3,915,840
5,186	Axel Springer SE (Media & Entertainment)	348,649
33,020	BASF SE (Materials)(a)	2,929,970
17,394	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,542,859
13,810	Bayerische Motoren Werke AG (Automobiles & Components)(a)	1,244,154
15,417	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	1,209,167
76,468	Daimler AG (Registered) (Automobiles & Components)(a)	4,819,187
3,471	Deutsche Boerse AG (Diversified Financials)	464,096
44,018	Deutsche Post AG (Registered) (Transportation)(a)	1,565,031
15,811	Evonik Industries AG (Materials)(a)	565,479
12,634	FUCHS PETROLUB SE (Preference) (Materials)(d)	705,014
10,954	HUGO BOSS AG (Consumer Durables & Apparel)(a)	842,747
2,666	Linde AG (Materials)	629,595
1,998	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)(a)	440,607

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
41,088	ProSiebenSat.1 Media SE (Media & Entertainment)(a)	$ 1,064,509
139	Puma SE (Consumer Durables & Apparel)	68,583
16,581	SAP SE (Software & Services)(a)	2,038,859
18,669	Siemens AG (Registered) (Capital Goods)(a)	2,387,086
3,862	Symrise AG (Materials)(a)	352,133
408,994	Telefonica Deutschland Holding AG (Telecommunication Services)	1,727,723
5,335	TUI AG (Consumer Services)	102,339
6,303	United Internet AG (Registered) (Telecommunication Services)(a)	298,005
1,037	Volkswagen AG (Preference) (Automobiles & Components)(d)	182,110
8,788	Vonovia SE (Real Estate)(a)	429,805

		29,873,547

Hong Kong – 3.1%
138,600	AIA Group Ltd. (Insurance)	1,235,885
19,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	203,355
42,408	CK Asset Holdings Ltd. (Real Estate)	317,899
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	372,708
111,000	Hang Lung Properties Ltd. (Real Estate)	216,537
28,500	Hang Seng Bank Ltd. (Banks)	773,319
12,100	Henderson Land Development Co. Ltd. (Real Estate)	60,767
674,792	Hong Kong & China Gas Co. Ltd. (Utilities)	1,337,471
46,300	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,323,004
59,600	Hongkong Land Holdings Ltd. (Real Estate)	394,752
27,000	Hysan Development Co. Ltd. (Real Estate)	136,352
82,014	I-CABLE Communications Ltd. (Media & Entertainment)*	1,850
8,100	Jardine Matheson Holdings Ltd. (Capital Goods)	508,171
5,300	Jardine Strategic Holdings Ltd. (Capital Goods)	192,359
316,000	Link REIT (REIT)	3,111,322
67,500	MTR Corp. Ltd. (Transportation)	354,977
135,261	Sino Land Co. Ltd. (Real Estate)	231,731
11,500	Sun Hung Kai Properties Ltd. (Real Estate)	166,890
58,200	Swire Properties Ltd. (Real Estate)	220,433

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	$ 153,089
16,000	Wharf Holdings Ltd. (The) (Real Estate)	43,563
73,000	Wharf Real Estate Investment Co. Ltd. (Real Estate)	470,306

		11,826,740

Ireland – 0.2%
24,569	CRH plc (Materials)(a)	803,760

Israel – 0.3%
562,979	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	647,912
63,751	Israel Chemicals Ltd. (Materials)	386,662
14,757	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	317,866

		1,352,440

Italy – 1.7%
41,324	Assicurazioni Generali SpA (Insurance)	711,593
54,886	Atlantia SpA (Transportation)(a)	1,138,703
121,624	Eni SpA (Energy)(a)	2,292,561
687,636	Intesa Sanpaolo SpA (Banks)	1,752,057
49,944	Snam SpA (Energy)	207,691
158,777	UnipolSai Assicurazioni SpA (Insurance)(b)	373,460

		6,476,065

Japan – 23.4%
2,400	ABC-Mart, Inc. (Retailing)	133,508
13,000	AEON Financial Service Co. Ltd. (Diversified Financials)	269,242
26,200	AGC, Inc. (Capital Goods)	1,087,363
19,100	Alfresa Holdings Corp. (Health Care Equipment & Services)	511,609
3,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	88,979
20,900	Aozora Bank Ltd. (Banks)	746,464
41,000	Asahi Kasei Corp. (Materials)	621,646
7,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	134,465
1,600	Benesse Holdings, Inc. (Consumer Services)	45,561
53,100	Bridgestone Corp. (Automobiles & Components)	2,006,834
119,600	Canon, Inc. (Technology Hardware & Equipment)	3,792,463
18,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	297,484

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
7,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 449,983
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	399,662
39,200	Daicel Corp. (Materials)	455,349
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	202,200
2,800	Daikin Industries Ltd. (Capital Goods)	372,690
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	850,516
22,200	Daiwa House Industry Co. Ltd. (Real Estate)	657,871
236,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,435,294
2,900	Denso Corp. (Automobiles & Components)	153,201
2,100	Dentsu, Inc. (Media & Entertainment)	97,529
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	251,194
13,600	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,324,874
9,500	FANUC Corp. (Capital Goods)	1,787,261
900	Fast Retailing Co. Ltd. (Retailing)	455,939
2,600	Fuji Electric Co. Ltd. (Capital Goods)	104,148
2,400	Hamamatsu Photonics KK (Technology Hardware & Equipment)	95,584
1,300	Hikari Tsushin, Inc. (Retailing)	256,924
48,300	Hino Motors Ltd. (Capital Goods)	528,877
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	209,286
6,000	Hitachi Chemical Co. Ltd. (Materials)	122,097
14,800	Hitachi Ltd. (Technology Hardware & Equipment)	503,076
2,900	Hitachi Metals Ltd. (Materials)	35,911
34,500	Honda Motor Co. Ltd. (Automobiles & Components)	1,039,011
12,900	Hulic Co. Ltd. (Real Estate)	126,586
4,700	Idemitsu Kosan Co. Ltd. (Energy)	248,839
2,300	IHI Corp. (Capital Goods)	87,139
11,800	Isuzu Motors Ltd. (Automobiles & Components)	186,022
126,000	ITOCHU Corp. (Capital Goods)	2,306,191
5,600	Japan Airlines Co. Ltd. (Transportation)	201,276
34,300	Japan Exchange Group, Inc. (Diversified Financials)	597,482
57,000	Japan Post Holdings Co. Ltd. (Insurance)	678,368

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
41,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	$ 1,083,702
20,900	JFE Holdings, Inc. (Materials)	479,445
6,400	JSR Corp. (Materials)	119,480
126,100	JXTG Holdings, Inc. (Energy)	953,795
9,300	Kakaku.com, Inc. (Media & Entertainment)	181,703
10,000	Kaneka Corp. (Materials)	461,971
19,300	Kao Corp. (Household & Personal Products)	1,559,011
9,100	Kawasaki Heavy Industries Ltd. (Capital Goods)	256,647
29,600	KDDI Corp. (Telecommunication Services)	816,568
200	Keyence Corp. (Technology Hardware & Equipment)	116,177
8,000	Kikkoman Corp. (Food, Beverage & Tobacco)	476,453
8,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	321,736
45,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,166,981
43,600	Komatsu Ltd. (Capital Goods)	1,326,787
23,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	251,150
5,800	Kose Corp. (Household & Personal Products)	1,105,164
8,000	Kubota Corp. (Capital Goods)	135,913
7,300	Kyushu Railway Co. (Transportation)	222,255
7,700	Lawson, Inc. (Food & Staples Retailing)	468,949
36,600	LIXIL Group Corp. (Capital Goods)	704,718
7,800	M3, Inc. (Health Care Equipment & Services)	176,891
6,000	Makita Corp. (Capital Goods)	300,457
179,100	Marubeni Corp. (Capital Goods)	1,637,980
16,100	Marui Group Co. Ltd. (Retailing)	397,249
800	Maruichi Steel Tube Ltd. (Materials)	26,090
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	188,194
10,300	Mitsubishi Chemical Holdings Corp. (Materials)	98,577
20,900	Mitsubishi Corp. (Capital Goods)	643,777
23,400	Mitsubishi Electric Corp. (Capital Goods)	320,564
400	Mitsubishi Heavy Industries Ltd. (Capital Goods)	15,447
100	Mitsubishi Materials Corp. (Materials)	2,988
21,200	Mitsubishi Motors Corp. (Automobiles & Components)	149,768
243,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,510,927
3,500	Mixi, Inc. (Media & Entertainment)	83,948

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
794,100	Mizuho Financial Group, Inc. (Banks)	$ 1,383,959
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	457,634
8,400	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,290,712
4,500	Nabtesco Corp. (Capital Goods)	119,646
3,900	NEC Corp. (Technology Hardware & Equipment)	107,772
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	297,326
6,800	Nidec Corp. (Capital Goods)	977,811
1,900	Nintendo Co. Ltd. (Media & Entertainment)	691,284
8,300	Nippon Express Co. Ltd. (Transportation)	545,091
2,400	Nippon Paint Holdings Co. Ltd. (Materials)	89,583
473	Nippon Prologis REIT, Inc. (REIT)	936,980
4,401	Nippon Steel & Sumitomo Metal Corp. (Materials)	93,093
72,300	Nissan Motor Co. Ltd. (Automobiles & Components)	676,550
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	254,396
7,100	Nitto Denko Corp. (Materials)	532,321
9,600	Nomura Holdings, Inc. (Diversified Financials)	45,787
3,500	Nomura Real Estate Holdings, Inc. (Real Estate)	70,605
9,900	Nomura Research Institute Ltd. (Software & Services)	499,930
32,300	NSK Ltd. (Capital Goods)	370,233
62,300	NTT DOCOMO, Inc. (Telecommunication Services)	1,674,473
4,200	Obic Co. Ltd. (Software & Services)	397,243
19,000	Odakyu Electric Railway Co. Ltd. (Transportation)	449,481
2,300	Omron Corp. (Technology Hardware & Equipment)	97,193
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	96,242
5,400	Otsuka Corp. (Software & Services)	201,420
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	171,493
55,400	Panasonic Corp. (Consumer Durables & Apparel)	642,154
10,500	Park24 Co. Ltd. (Commercial & Professional Services)	317,354
15,900	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	531,083
49,100	Resona Holdings, Inc. (Banks)	275,670

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
8,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	$ 85,957
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	297,239
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	958,424
22,600	SBI Holdings, Inc. (Diversified Financials)	701,495
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	194,638
33,700	Seiko Epson Corp. (Technology Hardware & Equipment)	574,906
87,700	Sekisui House Ltd. (Consumer Durables & Apparel)	1,337,360
101,100	Seven Bank Ltd. (Banks)	319,309
3,300	Sharp Corp. (Consumer Durables & Apparel)(b)	67,054
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	219,364
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	831,037
45,700	Showa Shell Sekiyu KK (Energy)	969,436
8,900	SoftBank Group Corp. (Telecommunication Services)	889,106
3,800	Sompo Holdings, Inc. (Insurance)	161,914
14,900	Sony Corp. (Consumer Durables & Apparel)	905,736
45,100	Subaru Corp. (Automobiles & Components)	1,382,509
59,000	Sumitomo Chemical Co. Ltd. (Materials)	345,289
129,600	Sumitomo Corp. (Capital Goods)	2,159,815
5,500	Sumitomo Metal Mining Co. Ltd. (Materials)	192,854
60,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,442,803
27,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,147,987
9,700	Sysmex Corp. (Health Care Equipment & Services)	836,464
50,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,176,385
1,000	TDK Corp. (Technology Hardware & Equipment)	108,959
52,900	Tohoku Electric Power Co., Inc. (Utilities)	719,527
22,300	Tokio Marine Holdings, Inc. (Insurance)	1,107,052
10,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,488,461
14,600	Tokyo Gas Co. Ltd. (Utilities)	359,131
17,700	Tokyu Fudosan Holdings Corp. (Real Estate)	123,315
4,600	TOTO Ltd. (Capital Goods)	190,782

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	$ 93,846
81,220	Toyota Motor Corp. (Automobiles & Components)	5,060,233
18,400	Trend Micro, Inc. (Software & Services)	1,183,557
61,200	USS Co. Ltd. (Retailing)	1,136,106
3,300	Yamaha Corp. (Consumer Durables & Apparel)	174,860
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	633,768
8,200	Yamato Holdings Co. Ltd. (Transportation)	251,773
2,800	Yaskawa Electric Corp. (Technology Hardware & Equipment)	83,163
3,900	ZOZO, Inc. (Retailing)	117,974

		90,041,567

Luxembourg – 1.0%
19,039	RTL Group SA (Media & Entertainment)(a)	1,357,977
97,539	SES SA FDR (Media & Entertainment)	2,140,381
21,970	Tenaris SA (Energy)	367,941

		3,866,299

Macau – 0.3%
88,000	MGM China Holdings Ltd. (Consumer Services)	138,930
155,200	Sands China Ltd. (Consumer Services)	698,946
141,200	Wynn Macau Ltd. (Consumer Services)	324,279

		1,162,155

Mexico – 0.0%
5,858	Fresnillo plc (Materials)	62,571

Netherlands – 3.8%
141,922	Aegon NV (Insurance)	921,151
1,262	Akzo Nobel NV (Materials)	118,052
3,575	ASML Holding NV (Semiconductors & Semiconductor Equipment)	671,223
13,217	Boskalis Westminster (Capital Goods)(a)	416,183
126,193	ING Groep NV (Banks)	1,637,871
7,302	Koninklijke DSM NV (Materials)	773,379
27,544	Koninklijke Philips NV (Health Care Equipment & Services)	1,255,496
16,132	NN Group NV (Insurance)	720,011
3,902	Randstad NV (Commercial & Professional Services)	208,268
140,875	Royal Dutch Shell plc Class A (Energy)(a)	4,827,653
91,973	Royal Dutch Shell plc Class B (Energy)(a)	3,219,659

		14,768,946

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
New Zealand – 0.6%
36,121	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	$ 360,172
249,625	Mercury NZ Ltd. (Utilities)	556,897
317,017	Meridian Energy Ltd. (Utilities)	690,191
205,437	Spark New Zealand Ltd. (Telecommunication Services)	551,407

		2,158,667

Norway – 1.1%
1,789	Equinor ASA (Energy)	50,300
29,116	Gjensidige Forsikring ASA (Insurance)	490,722
151,646	Marine Harvest ASA (Food, Beverage & Tobacco)	3,513,938

		4,054,960

Portugal – 0.5%
231,782	EDP - Energias de Portugal SA (Utilities)	855,233
43,737	Galp Energia SGPS SA (Energy)	867,210
27,474	Jeronimo Martins SGPS SA (Food & Staples Retailing)	404,958

		2,127,401

Singapore – 1.1%
35,200	City Developments Ltd. (Real Estate)	234,683
48,200	ComfortDelGro Corp. Ltd. (Transportation)	85,663
69,700	DBS Group Holdings Ltd. (Banks)	1,329,678
67,300	Keppel Corp. Ltd. (Capital Goods)	342,642
142,700	SATS Ltd. (Transportation)	544,787
61,800	Singapore Exchange Ltd. (Diversified Financials)	333,076
265,000	Singapore Technologies Engineering Ltd. (Capital Goods)	689,741
130,900	Singapore Telecommunications Ltd. (Telecommunication Services)	310,193
19,600	United Overseas Bank Ltd. (Banks)	387,462

		4,257,925

South Africa – 0.2%
27,116	Anglo American plc (Materials)	606,611

Spain – 2.7%
3,306	ACS Actividades de Construccion y Servicios SA (Capital Goods)(a)	140,415
12,460	Amadeus IT Group SA (Software & Services)	1,154,904
164,786	Banco Santander SA (Banks)	825,027
45,086	Enagas SA (Energy)	1,215,212
74,270	Endesa SA (Utilities)	1,601,982
171,348	Ferrovial SA (Capital Goods)(a)	3,545,730
7,157	Iberdrola SA (Utilities)	52,567

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
20,474	Mapfre SA (Insurance)	$ 64,040
250,866	Telefonica SA (Telecommunication Services)(a)	1,978,915

		10,578,792

Sweden – 4.0%
7,078	Atlas Copco AB Class B (Capital Goods)	188,581
122,116	Hennes & Mauritz AB Class B (Retailing)(b)	2,256,715
326,929	Nordea Bank AB (Banks)	3,557,182
219,763	Skandinaviska Enskilda Banken AB Class A (Banks)	2,449,935
42,556	Skanska AB Class B (Capital Goods)	834,414
156,736	Swedbank AB Class A (Banks)	3,876,420
69,362	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	613,909
334,966	Telia Co. AB (Telecommunication Services)	1,536,019

		15,313,175

Switzerland – 9.0%
50,153	ABB Ltd. (Registered) (Capital Goods)	1,186,358
6,175	Credit Suisse Group AG (Registered) (Diversified Financials)*	92,659
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,544,645
1,736	Geberit AG (Registered) (Capital Goods)	805,750
920	Givaudan SA (Registered) (Materials)	2,263,737
259,708	Glencore plc (Materials)*	1,119,518
8,736	Kuehne + Nagel International AG (Registered) (Transportation)	1,386,187
32,192	LafargeHolcim Ltd. (Registered) (Materials)*	1,593,725
72,389	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,025,416
75,574	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,505,294
22,045	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,330,821
397	SGS SA (Registered) (Commercial & Professional Services)	1,045,275
134,312	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(a)	2,458,259
42,727	UBS Group AG (Registered) (Diversified Financials)*	674,601
8,140	Zurich Insurance Group AG (Insurance)	2,566,585

		34,598,830

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 14.6%
71,205	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 2,817,482
250,161	BAE Systems plc (Capital Goods)	2,051,313
23,173	Berkeley Group Holdings plc (Consumer Durables & Apparel)(a)	1,110,143
113,620	BP plc ADR (Energy)(a)	5,237,882
52,689	British American Tobacco plc (Food, Beverage & Tobacco)(a)	2,456,387
24,262	British Land Co. plc (The) (REIT)	195,143
326,670	Centrica plc (Utilities)	659,536
15,616	Compass Group plc (Consumer Services)	347,196
13,945	Diageo plc (Food, Beverage & Tobacco)	494,045
50,835	easyJet plc (Transportation)	869,895
130,365	G4S plc (Commercial & Professional Services)	411,184
166,227	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(c)	6,677,339
1,024,775	HSBC Holdings plc (Banks)(a)	8,941,558
53,139	Imperial Brands plc (Food, Beverage & Tobacco)(a)	1,849,129
118,879	J Sainsbury plc (Food & Staples Retailing)	498,043
23,385	Land Securities Group plc (REIT)	269,255
851,733	Legal & General Group plc (Insurance)(a)	2,907,641
170,571	Marks & Spencer Group plc (Retailing)	641,763
1,017	Next plc (Retailing)(a)	72,783
64,533	Persimmon plc (Consumer Durables & Apparel)	1,986,799
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	175,027
27,421	Royal Mail plc (Transportation)	170,460
97,066	Segro plc (REIT)	807,714
148,325	SSE plc (Utilities)(a)	2,215,057
255,639	Standard Life Aberdeen plc (Diversified Financials)	1,018,626
67,101	Unilever NV CVA (Household & Personal Products)(a)	3,732,482
61,052	Unilever plc ADR (Household & Personal Products)(a)	3,356,029
182,507	Vodafone Group plc ADR (Telecommunication Services)(a)(c)	3,960,402
61,537	Wm Morrison Supermarkets plc (Food & Staples Retailing)	208,055

		56,138,368

TOTAL COMMON STOCKS (Cost $379,445,291)		$380,982,408

Units	Description	Expiration Month	Value
Right* – 0.0%
Australia – 0.0%
27,535	Harvey Norman Holdings Ltd. (Retailing)	10/2018	$ 15,923
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $379,445,291)			$380,998,331

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(e) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,286,095	2.060%	$ 3,286,095
(Cost $3,286,095)

TOTAL INVESTMENTS – 100.0% (Cost $382,731,386)		$384,284,426

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(75,758)

NET ASSETS – 100.0%		$384,208,668

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written. Total market value of these securities amounts to $73,643,022, which represents 19.2% of net assets as of September 30, 2018.

(b)	All or a portion of security is on loan.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions. Total market value of these securities amounts to $417,400, which represents 0.1% of net assets as of September 30, 2018.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	9	12/21/2018	$353,923	$5,511
FTSE 100 Index	2	12/21/2018	195,158	6,070
SPI 200 Index	1	12/20/2018	111,933	665
TOPIX Index	1	12/13/2018	159,963	12,819

Total Futures Contracts				$25,065

WRITTEN OPTIONS CONTRACTS — At September 30, 2018, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	3,425.00	EUR	12/21/2018	1,959	$(66,590,328)	$(1,485,247)	$(1,725,532)	$240,285
FTSE 100 Index		7,375.00	GBP	12/21/2018	306	(22,981,212)	(935,281)	(727,461)	(207,820)
Nikkei 225 Index		23,000.00	JPY	12/14/2018	200	(4,824,008,000)	(2,517,162)	(1,041,110)	(1,476,052)

Total written options contracts					2,465		$(4,937,690)	$(3,494,103)	$(1,443,587)

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Automobiles & Components – 1.2%
2,037	Cooper-Standard Holdings, Inc.*	$ 244,399
49,403	Dana, Inc.	922,354
21,887	Gentex Corp.	469,695
26,463	Lear Corp.	3,837,135
178,900	Thor Industries, Inc.	14,973,930

		20,447,513

Banks – 4.2%
38,634	CenterState Bank Corp.	1,083,684
19,853	Central Pacific Financial Corp.	524,715
468,112	Citizens Financial Group, Inc.	18,055,080
10,528	Comerica, Inc.	949,626
11,376	FCB Financial Holdings, Inc. Class A*	539,222
160,029	Fifth Third Bancorp	4,468,010
5,598	First Citizens BancShares, Inc. Class A	2,531,863
133,010	JPMorgan Chase & Co.	15,008,848
208,520	KeyCorp	4,147,463
64,124	PNC Financial Services Group, Inc. (The)	8,733,047
66,097	Radian Group, Inc.	1,366,225
12,308	SVB Financial Group*	3,825,696
18,859	Synovus Financial Corp.	863,554
69,288	TCF Financial Corp.	1,649,747
34,664	United Community Banks, Inc.	966,779
93,817	Wells Fargo & Co.	4,931,021
37,913	Western Alliance Bancorp*	2,156,871

		71,801,451

Capital Goods – 4.8%
14,958	Allison Transmission Holdings, Inc.	777,966
3,941	Altra Industrial Motion Corp.	162,774
3,090	Applied Industrial Technologies, Inc.	241,793
62,260	Boeing Co. (The)	23,154,494
5,889	Comfort Systems USA, Inc.	332,140
11,432	Eaton Corp. plc	991,497
32,941	Esterline Technologies Corp.*	2,995,984
13,565	Fortive Corp.	1,142,173
41,574	HD Supply Holdings, Inc.*	1,778,952
9,481	Honeywell International, Inc.	1,577,638
114,094	Illinois Tool Works, Inc.	16,100,945
26,915	Lockheed Martin Corp.	9,311,513
19,440	Pentair plc	842,724
64,168	Raytheon Co.	13,260,959
8,619	United Rentals, Inc.*	1,410,068
21,794	WABCO Holdings, Inc.*	2,570,384
23,184	Watsco, Inc.	4,129,070

		80,781,074

Commercial & Professional Services – 2.0%
48,254	Brady Corp. Class A	2,111,113
29,156	Cintas Corp.	5,767,348
7,526	CoStar Group, Inc.*	3,167,242
132,361	Insperity, Inc.	15,611,980
21,321	KAR Auction Services, Inc.	1,272,650
55,057	Kforce, Inc.	2,070,143
38,156	ManpowerGroup, Inc.	3,279,890
13,912	Steelcase, Inc. Class A	257,372
3,097	TriNet Group, Inc.*	174,423

		33,712,161

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – 2.3%
92,487	Callaway Golf Co.	$ 2,246,509
19,685	Columbia Sportswear Co.	1,832,083
421,481	DR Horton, Inc.	17,778,069
114,608	NIKE, Inc. Class B	9,709,590
1,156	NVR, Inc.*	2,856,245
24,693	PVH Corp.	3,565,669
11,220	Ralph Lauren Corp.	1,543,311

		39,531,476

Consumer Services – 2.8%
7,281	BJ’s Restaurants, Inc.	525,688
51,446	Carnival Corp.	3,280,711
46,924	Domino’s Pizza, Inc.	13,833,195
90,739	H&R Block, Inc.	2,336,529
6,048	Marriott International, Inc. Class A	798,518
24,592	Papa John’s International, Inc.	1,261,078
84,425	Red Robin Gourmet Burgers, Inc.*	3,389,664
7,669	SeaWorld Entertainment, Inc.*	241,037
56,071	Texas Roadhouse, Inc.	3,885,160
21,234	Vail Resorts, Inc.	5,827,034
20,357	Weight Watchers International, Inc.*	1,465,500
5,310	Wyndham Destinations, Inc.	230,242
5,310	Wyndham Hotels & Resorts, Inc.	295,077
87,531	Yum China Holdings, Inc.	3,073,213
87,531	Yum! Brands, Inc.	7,957,443

		48,400,089

Diversified Financials – 3.3%
98,035	Ally Financial, Inc.	2,593,026
32,395	Ameriprise Financial, Inc.	4,783,446
45,165	Bank of New York Mellon Corp. (The)	2,302,963
38,603	Berkshire Hathaway, Inc. Class B*	8,265,288
10,185	Cannae Holdings, Inc.*	213,376
4,505	Capital One Financial Corp.	427,659
137,041	E*TRADE Financial Corp.*	7,179,578
9,925	Enova International, Inc.*	285,840
15,163	LPL Financial Holdings, Inc.	978,165
13,256	Morgan Stanley	617,332
38,270	MSCI, Inc.	6,789,481
88,445	Nasdaq, Inc.	7,588,581
26,038	S&P Global, Inc.	5,087,565
171,359	Synchrony Financial	5,325,838
80,586	Voya Financial, Inc.	4,002,706

		56,440,844

Energy – 7.3%
152,331	Chesapeake Energy Corp.*(a)	683,966
312,046	ConocoPhillips	24,152,360
5,954	Delek US Holdings, Inc.	252,628
39,820	Devon Energy Corp.	1,590,411
61,715	Energen Corp.*	5,317,982
12,027	EOG Resources, Inc.	1,534,284
27,908	Exxon Mobil Corp.	2,372,738
100,388	HollyFrontier Corp.	7,017,121
158,635	Marathon Oil Corp.	3,693,023
256,353	Marathon Petroleum Corp.	20,500,550
45,549	Matrix Service Co.*	1,122,783
52,486	PBF Energy, Inc. Class A	2,619,576
177,795	Phillips 66	20,041,052
4,825	Pioneer Natural Resources Co.	840,467
4,886	SEACOR Holdings, Inc.*	241,417
49,340	TechnipFMC plc	1,541,875

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
209,544	Valero Energy Corp.	$ 23,835,630
247,662	Williams Cos., Inc. (The)	6,733,930

		124,091,793

Food & Staples Retailing – 0.0%
12,019	Kroger Co. (The)	349,873

Food, Beverage & Tobacco – 2.0%
67,825	Archer-Daniels-Midland Co.	3,409,563
177,265	Conagra Brands, Inc.	6,021,692
53,903	Freshpet, Inc.*	1,978,240
44,674	Ingredion, Inc.	4,688,983
35,366	Lamb Weston Holdings, Inc.	2,355,376
13,685	Lancaster Colony Corp.	2,041,939
3,523	Molson Coors Brewing Co. Class B	216,664
28,570	Sanderson Farms, Inc.	2,953,281
167,342	Tyson Foods, Inc. Class A	9,961,869

		33,627,607

Health Care Equipment & Services – 7.1%
32,290	Anthem, Inc.	8,849,074
31,858	Baxter International, Inc.	2,455,933
395,043	Boston Scientific Corp.*	15,209,156
40,756	Centene Corp.*	5,900,654
66,201	Cigna Corp.	13,786,358
3,149	Hill-Rom Holdings, Inc.	297,266
35,490	Humana, Inc.	12,014,075
59,441	IDEXX Laboratories, Inc.*	14,840,040
27,805	Medtronic plc	2,735,178
81,279	UnitedHealth Group, Inc.	21,623,465
70,929	WellCare Health Plans, Inc.*	22,732,035

		120,443,234

Household & Personal Products – 1.0%
20,503	Kimberly-Clark Corp.	2,329,961
55,978	Medifast, Inc.	12,401,926
8,185	Procter & Gamble Co. (The)	681,238
9,724	USANA Health Sciences, Inc.*	1,172,228

		16,585,353

Insurance – 6.6%
196,235	Allstate Corp. (The)	19,368,395
105,473	American Equity Investment Life Holding Co.	3,729,525
34,233	Arch Capital Group Ltd.*	1,020,486
66,928	Argo Group International Holdings Ltd.	4,219,810
163,436	Assured Guaranty Ltd.	6,901,902
98,971	Lincoln National Corp.	6,696,378
17,026	Marsh & McLennan Cos., Inc.	1,408,391
9,254	Old Republic International Corp.	207,105
37,823	Principal Financial Group, Inc.	2,216,050
288,751	Progressive Corp. (The)	20,512,871
64,085	Prudential Financial, Inc.	6,493,092
107,660	Reinsurance Group of America, Inc.	15,563,330
82,165	Travelers Cos., Inc. (The)	10,657,622
18,889	Unum Group	737,993
12,958	White Mountains Insurance Group Ltd.	12,127,003

		111,859,953

Shares	Description	Value
Common Stocks – (continued)
Materials – 3.6%
4,502	Air Products & Chemicals, Inc.	$ 752,059
64,639	Carpenter Technology Corp.	3,810,469
12,663	Celanese Corp. Series A	1,443,582
10,871	CF Industries Holdings, Inc.	591,817
1,220	Chase Corp.	146,583
18,697	Chemours Co. (The)	737,410
22,879	Huntsman Corp.	622,995
152,378	Louisiana-Pacific Corp.	4,036,493
66,105	LyondellBasell Industries NV Class A	6,776,424
11,172	Minerals Technologies, Inc.	755,227
97,498	Nucor Corp.	6,186,248
7,002	PPG Industries, Inc.	764,128
8,350	Reliance Steel & Aluminum Co.	712,172
27,890	Sherwin-Williams Co. (The)	12,695,807
315,262	Steel Dynamics, Inc.	14,246,690
142,946	WestRock Co.	7,639,034

		61,917,138

Media & Entertainment – 5.8%
16,005	Alphabet, Inc. Class A*	19,319,315
17,133	Alphabet, Inc. Class C*	20,447,722
165,569	AMC Entertainment Holdings, Inc. Class A	3,394,164
210	Cable One, Inc.	185,558
27,648	Cinemark Holdings, Inc.	1,111,450
747,388	Comcast Corp. Class A	26,465,009
130,289	Facebook, Inc. Class A*	21,427,329
4,419	Twitter, Inc.*	125,765
188,596	Viacom, Inc. Class B	6,367,001

		98,843,313

Pharmaceuticals, Biotechnology & Life Sciences – 10.6%
134,328	AbbVie, Inc.	12,704,742
28,864	Alexion Pharmaceuticals, Inc.*	4,012,385
112,200	Allergan plc	21,371,856
103,093	Amgen, Inc.	21,370,148
66,510	Biogen, Inc.*	23,498,648
85,859	Bristol-Myers Squibb Co.	5,330,127
1,460	Celgene Corp.*	130,655
121,710	Genomic Health, Inc.*	8,546,476
33,538	Ironwood Pharmaceuticals, Inc.*	619,112
285,720	Johnson & Johnson	39,477,932
26,154	Merck & Co., Inc.	1,855,365
1,326	Mettler-Toledo International, Inc.*	807,508
13,583	Pacira Pharmaceuticals, Inc.*	667,604
279,257	Pfizer, Inc.	12,306,856
65,104	PTC Therapeutics, Inc.*	3,059,888
20,693	Repligen Corp.*	1,147,634
3,494	Thermo Fisher Scientific, Inc.	852,816
80,172	Vertex Pharmaceuticals, Inc.*	15,452,351
78,577	Zoetis, Inc.	7,194,510

		180,406,613

Real Estate – 3.3%
88,925	American Tower Corp. (REIT)	12,920,802
24,645	Apartment Investment & Management Co. Class A (REIT)	1,087,584
47,783	CBRE Group, Inc. Class A*	2,107,230
25,357	CoreSite Realty Corp. (REIT)	2,818,177
19,282	CyrusOne, Inc. (REIT)	1,222,479
4,262	Digital Realty Trust, Inc. (REIT)	479,390

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
39,468	Equity LifeStyle Properties, Inc. (REIT)	$ 3,806,689
11,456	First Industrial Realty Trust, Inc. (REIT)	359,718
460,541	Host Hotels & Resorts, Inc. (REIT)	9,717,415
18,168	Hudson Pacific Properties, Inc. (REIT)	594,457
314,455	Kimco Realty Corp. (REIT)	5,263,977
6,439	Lamar Advertising Co. Class A (REIT)	500,954
33,012	Mid-America Apartment Communities, Inc. (REIT)	3,307,142
12,900	Piedmont Office Realty Trust, Inc. Class A (REIT)	244,197
76,806	Prologis, Inc. (REIT)	5,206,679
5,106	PS Business Parks, Inc. (REIT)	648,922
13,910	SBA Communications Corp. (REIT)*	2,234,395
33,432	Sun Communities, Inc. (REIT)	3,394,657

		55,914,864

Retailing – 6.4%
22,844	Amazon.com, Inc.*	45,756,532
210,397	American Eagle Outfitters, Inc.	5,224,157
7,066	AutoZone, Inc.*	5,481,096
87,947	Best Buy Co., Inc.	6,979,474
2,616	Booking Holdings, Inc.*	5,190,144
64,162	Core-Mark Holding Co., Inc.	2,178,941
49,384	eBay, Inc.*	1,630,660
3,786	Expedia Group, Inc.	493,997
7,024	Liberty Expedia Holdings, Inc. Class A*	330,409
141,850	Lowe’s Cos., Inc.	16,287,217
2,499	Murphy USA, Inc.*	213,565
20,176	Netflix, Inc.*	7,548,447
31,865	O’Reilly Automotive, Inc.*	11,067,352

		108,381,991

Semiconductors & Semiconductor Equipment – 3.1%
7,125	Advanced Energy Industries, Inc.*	368,006
418,887	Applied Materials, Inc.	16,189,983
31,784	Intel Corp.	1,503,065
136,437	KLA-Tencor Corp.	13,877,007
15,650	Lam Research Corp.	2,374,105
86,810	Maxim Integrated Products, Inc.	4,895,216
18,566	Mellanox Technologies Ltd.*	1,363,673
96,874	ON Semiconductor Corp.*	1,785,388
100,492	Teradyne, Inc.	3,716,194
63,128	Texas Instruments, Inc.	6,773,003

		52,845,640

Software & Services – 9.7%
90,930	Adobe Systems, Inc.*	24,546,553
31,238	Amdocs Ltd.	2,061,083
5,115	Appfolio, Inc. Class A*	401,016
45,136	Apptio, Inc. Class A*	1,668,227
11,709	Bottomline Technologies DE, Inc.*	851,361
38,091	Cadence Design Systems, Inc.*	1,726,284
15,958	CDK Global, Inc.	998,332
127,472	Citrix Systems, Inc.*	14,169,788
10,304	CoreLogic, Inc.*	509,121
6,270	EVERTEC, Inc.	151,107

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
79,080	Fortinet, Inc.*	$ 7,296,712
7,679	GoDaddy, Inc. Class A*	640,352
72,999	Intuit, Inc.	16,599,973
6,924	LogMeIn, Inc.	616,928
339,794	Microsoft Corp.(b)	38,862,240
7,185	New Relic, Inc.*	677,043
212,943	Oracle Corp.	10,979,341
3,584	Perspecta, Inc.	92,180
53,777	ServiceNow, Inc.*	10,520,395
157,452	Splunk, Inc.*	19,037,521
14,421	Synopsys, Inc.*	1,422,055
36,907	Teradata Corp.*	1,391,763
25,377	VeriSign, Inc.*	4,063,365
58,382	Worldpay, Inc.*	5,912,345

		165,195,085

Technology Hardware & Equipment – 5.8%
209,207	Apple, Inc.	47,226,388
28,984	CDW Corp.	2,577,257
9,482	EchoStar Corp. Class A*	439,680
46,359	F5 Networks, Inc.*	9,244,912
2,974	FLIR Systems, Inc.	182,812
247,530	HP, Inc.	6,378,848
41,854	Insight Enterprises, Inc.*	2,263,883
45,067	NCR Corp.*	1,280,353
67,462	NetApp, Inc.	5,794,311
39,109	NETGEAR, Inc.*	2,458,001
83,429	Palo Alto Networks, Inc.*	18,793,217
46,379	Pure Storage, Inc. Class A*	1,203,535

		97,843,197

Telecommunication Services – 0.6%
43,673	AT&T, Inc.	1,466,539
641,219	Vonage Holdings Corp.*	9,079,661

		10,546,200

Transportation – 1.8%
24,642	Alaska Air Group, Inc.	1,696,848
10,206	ArcBest Corp.	495,501
31,353	CSX Corp.	2,321,690
156,759	Delta Air Lines, Inc.	9,065,373
56,539	Norfolk Southern Corp.	10,205,289
63,265	Southwest Airlines Co.	3,950,899
18,844	Union Pacific Corp.	3,068,369

		30,803,969

Utilities – 2.6%
9,873	American Water Works Co., Inc.	868,528
182,215	CenterPoint Energy, Inc.	5,038,245
358,524	CMS Energy Corp.	17,567,676
5,959	DTE Energy Co.	650,305
35,369	Edison International	2,393,774
283,475	NRG Energy, Inc.	10,601,965
57,988	OGE Energy Corp.	2,106,124
116,208	Portland General Electric Co.	5,300,247

		44,526,864

TOTAL COMMON STOCKS (Cost $1,059,854,619)		$1,665,297,295

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,509	2.060%	$ 3,509
(Cost $3,509)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,059,858,128)		$1,665,300,804

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
437,475	2.060%	$ 437,475
(Cost $437,475)

TOTAL INVESTMENTS – 97.9% (Cost $1,060,295,603)		$1,665,738,279

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		36,459,433

NET ASSETS – 100.0%		$1,702,197,712

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions. Total market value of these securities amounts to $1,167,146, which represents 0.1% of net assets as of September 30, 2018.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	13	12/21/2018	$1,105,520	$(5,646)
S&P 500 E-Mini Index	78	12/21/2018	11,384,100	88,975

Total Futures Contracts				$83,329

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australia – 7.7%
17,886	Altium Ltd. (Software & Services)	$ 353,209
1,569,360	Alumina Ltd. (Materials)	3,141,595
228,474	Aristocrat Leisure Ltd. (Consumer Services)	4,692,160
49,918	ASX Ltd. (Diversified Financials)	2,296,072
91,890	Australia & New Zealand Banking Group Ltd. (Banks)	1,870,575
558,102	Beach Energy Ltd. (Energy)	864,031
154,487	BHP Billiton Ltd. (Materials)	3,848,411
106,387	BHP Billiton plc (Materials)	2,321,533
405,938	BlueScope Steel Ltd. (Materials)	4,978,727
186,906	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,317,588
15,109	Cochlear Ltd. (Health Care Equipment & Services)	2,190,745
232,716	GDI Property Group (REIT)	222,107
963,594	Insurance Australia Group Ltd. (Insurance)	5,094,248
66,857	Macquarie Group Ltd. (Diversified Financials)	6,081,873
205,139	Medibank Pvt Ltd. (Insurance)	431,350
968,524	Qantas Airways Ltd. (Transportation)	4,128,095
625,157	Santos Ltd. (Energy)	3,282,192
6,622	Seven Group Holdings Ltd. (Capital Goods)	108,179
64,115	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	809,254
183,246	Wesfarmers Ltd. (Food & Staples Retailing)	6,598,545
904,838	Whitehaven Coal Ltd. (Energy)	3,552,498
23,960	WiseTech Global Ltd. (Software & Services)	381,994
17,757	Woolworths Group Ltd. (Food & Staples Retailing)	360,144

		58,925,125

Austria – 0.0%
3,144	AT&S Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	72,576
9,364	S IMMO AG (Real Estate)	187,000

		259,576

Belgium – 1.0%
29,918	Fagron (Health Care Equipment & Services)	578,693
6,720	Melexis NV (Semiconductors & Semiconductor Equipment)	520,192
60,091	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	5,400,014
5,680	Warehouses De Pauw CVA CVA (REIT)	747,441

		7,246,340

Canada – 0.1%
56,170	International Petroleum Corp. (Energy)*	366,315

Shares	Description	Value
Common Stocks – (continued)
China – 1.0%
563,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	$ 191,808
494,700	ENN Energy Holdings Ltd. (Utilities)	4,300,731
1,549,000	Fosun International Ltd. (Capital Goods)	2,729,433
58,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	106,541
305,000	Towngas China Co. Ltd. (Utilities)*	266,208
302,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	321,433

		7,916,154

Denmark – 2.3%
1,413	Carlsberg A/S Class B (Food, Beverage & Tobacco)	169,454
97,096	GN Store Nord A/S (Health Care Equipment & Services)	4,726,280
188,293	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	8,862,024
41,320	Royal Unibrew A/S (Food, Beverage & Tobacco)	3,401,268
36,254	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	555,982

		17,715,008

Finland – 1.2%
27,761	Metsa Board OYJ (Materials)	280,514
24,818	Neste OYJ (Energy)	2,045,633
48,211	Sanoma OYJ (Media & Entertainment)	474,409
9,451	Tieto OYJ (Software & Services)	291,901
152,123	UPM-Kymmene OYJ (Materials)	5,966,105
12,771	Valmet OYJ (Capital Goods)	284,465

		9,343,027

France – 7.8%
39,785	Arkema SA (Materials)	4,930,520
89,595	BNP Paribas SA (Banks)	5,486,494
1,413	Capgemini SE (Software & Services)	177,894
2,347	Christian Dior SE (Consumer Durables & Apparel)	1,006,020
31,954	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	3,813,894
16,768	Coface SA (Insurance)	159,057
3,860	Dassault Systemes SE (Software & Services)	577,600
6,317	Eiffage SA (Capital Goods)	705,671
40,760	Eutelsat Communications SA (Media & Entertainment)	963,525
5,659	Gaztransport Et Technigaz SA (Energy)	429,046
20,232	Gecina SA (REIT)	3,377,914

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
12,146	Kering SA (Consumer Durables & Apparel)	$ 6,514,567
4,925	Klepierre SA (REIT)	175,008
80,455	Lagardere SCA (Media & Entertainment)	2,477,563
73,878	Legrand SA (Capital Goods)	5,386,905
10,525	L’Oreal SA (Household & Personal Products)	2,537,442
16,607	Orange SA (Telecommunication Services)	264,244
52,710	Safran SA (Capital Goods)	7,380,668
1,807	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	248,812
83,637	Schneider Electric SE (Capital Goods)	6,715,798
26,908	Teleperformance (Commercial & Professional Services)	5,076,327
15,921	Ubisoft Entertainment SA (Media & Entertainment)*	1,719,161

		60,124,130

Germany – 6.2%
20,094	adidas AG (Consumer Durables & Apparel)	4,914,180
43,915	Allianz SE (Registered) (Insurance)	9,774,020
25,984	Axel Springer SE (Media & Entertainment)	1,746,877
3,316	BASF SE (Materials)	294,239
52,993	Covestro AG (Materials)(a)	4,289,637
17,722	CTS Eventim AG & Co. KGaA (Media & Entertainment)	794,531
182,435	Deutsche Lufthansa AG (Registered) (Transportation)	4,477,672
176,889	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	3,751,847
16,798	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	1,725,887
3,158	Jenoptik AG (Technology Hardware & Equipment)	116,359
1,836	MTU Aero Engines AG (Capital Goods)	413,612
419	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	92,551
180,059	ProSiebenSat.1 Media SE (Media & Entertainment)	4,664,974
26,474	Rheinmetall AG (Capital Goods)	2,767,327
1,694	Wacker Chemie AG (Materials)	212,648
35,491	Wirecard AG (Software & Services)	7,678,447

		47,714,808

Hong Kong – 3.2%
1,046,400	AIA Group Ltd. (Insurance)	9,330,666
205,964	CK Asset Holdings Ltd. (Real Estate)	1,543,945
411,000	CLP Holdings Ltd. (Utilities)	4,811,761

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
305,200	Hong Kong & China Gas Co. Ltd. (Utilities)	$ 604,921
121,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	3,457,526
103,000	Hysan Development Co. Ltd. (Real Estate)	520,157
56,000	Luk Fook Holdings International Ltd. (Retailing)	194,854
100,000	Shangri-La Asia Ltd. (Consumer Services)	148,011
508,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	3,240,375
56,000	Wheelock & Co. Ltd. (Real Estate)	336,679

		24,188,895

Italy – 1.8%
46,880	A2A SpA (Utilities)	81,301
372,300	Eni SpA (Energy)	7,017,697
338,614	Iren SpA (Utilities)	830,237
50,610	Mediobanca Banca di Credito Finanziario SpA (Banks)	503,659
114,348	Moncler SpA (Consumer Durables & Apparel)	4,920,101
9,741	SAES Getters SpA (Technology Hardware & Equipment)	232,795

		13,585,790

Japan – 26.6%
205,900	AEON Financial Service Co. Ltd. (Diversified Financials)	4,264,375
111,400	AGC, Inc. (Capital Goods)	4,623,369
4,600	Aruhi Corp. (Banks)	95,575
367,200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,412,404
6,900	Bic Camera, Inc. (Retailing)	95,909
10,900	Central Japan Railway Co. (Transportation)	2,269,357
16,400	Chugoku Electric Power Co., Inc. (The) (Utilities)	210,754
9,000	Cosmo Energy Holdings Co. Ltd. (Energy)	370,588
114,600	Credit Saison Co. Ltd. (Diversified Financials)	1,869,065
70,700	Dentsu, Inc. (Media & Entertainment)	3,283,463
70,400	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,858,173
27,700	Financial Products Group Co. Ltd. (Diversified Financials)	265,019
7,700	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	242,798
20,800	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	935,774
51,200	Fujitsu Ltd. (Software & Services)	3,647,472

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
61,900	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	$ 2,069,450
189,200	Hitachi Ltd. (Technology Hardware & Equipment)	6,431,219
126,300	Idemitsu Kosan Co. Ltd. (Energy)	6,686,890
4,800	ISB Corp. (Software & Services)	92,947
320,900	ITOCHU Corp. (Capital Goods)	5,873,465
237,600	JFE Holdings, Inc. (Materials)	5,450,531
922,400	JXTG Holdings, Inc. (Energy)	6,976,846
57,700	Kansai Electric Power Co., Inc. (The) (Utilities)	870,925
31,600	Kao Corp. (Household & Personal Products)	2,552,578
162,500	KDDI Corp. (Telecommunication Services)	4,482,847
18,100	Link And Motivation, Inc. (Commercial & Professional Services)	225,417
9,700	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	171,314
14,000	Mandom Corp. (Household & Personal Products)	444,863
299,800	Mitsubishi Chemical Holdings Corp. (Materials)	2,869,259
63,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,341,145
255,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,589,207
3,810,500	Mizuho Financial Group, Inc. (Banks)	6,640,948
31,300	NET One Systems Co. Ltd. (Software & Services)	751,451
155,500	Nikon Corp. (Consumer Durables & Apparel)	2,922,049
1,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	85,748
65,200	Nitto Denko Corp. (Materials)	4,888,356
62,800	Nomura Research Institute Ltd. (Software & Services)	3,171,275
222,400	NTT Data Corp. (Software & Services)	3,078,731
71,000	Oji Holdings Corp. (Materials)	515,598
23,600	Okinawa Electric Power Co., Inc. (The) (Utilities)	497,697
3,700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	104,734
43,000	Osaka Gas Co. Ltd. (Utilities)	839,643
33,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,674,578
503,700	Panasonic Corp. (Consumer Durables & Apparel)	5,838,502
114,600	Persol Holdings Co. Ltd. (Commercial & Professional Services)	2,689,724

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
175,800	Ricoh Co. Ltd. (Technology Hardware & Equipment)	$ 1,888,898
24,400	SAMTY Co. Ltd. (Real Estate)(b)	353,335
306,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,859,811
28,300	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,527,705
10,000	SCSK Corp. (Software & Services)	472,412
17,100	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	252,145
33,900	Seiko Epson Corp. (Technology Hardware & Equipment)	578,317
6,200	Seino Holdings Co. Ltd. (Transportation)	93,681
9,200	Shikoku Electric Power Co., Inc. (Utilities)	120,206
90,300	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,902,881
94,200	Shiseido Co. Ltd. (Household & Personal Products)	7,295,596
63,400	SoftBank Group Corp. (Telecommunication Services)	6,333,633
129,300	Sompo Holdings, Inc. (Insurance)	5,509,337
114,000	Sony Financial Holdings, Inc. (Insurance)	2,513,937
2,600	SRA Holdings (Software & Services)	79,617
886,000	Sumitomo Chemical Co. Ltd. (Materials)	5,185,179
337,400	Sumitomo Corp. (Capital Goods)	5,622,852
179,300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,117,894
74,300	Sumitomo Heavy Industries Ltd. (Capital Goods)	2,651,883
183,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,392,798
7,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	296,255
38,900	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	874,337
146,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,242,675
241,900	Teijin Ltd. (Materials)	4,639,361
6,600	TIS, Inc. (Software & Services)	329,918
131,200	Tokio Marine Holdings, Inc. (Insurance)	6,513,239

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
32,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	$ 4,534,292
13,800	Tosoh Corp. (Materials)	212,547
10,200	Toyo Seikan Group Holdings Ltd. (Materials)	211,660
133,500	Yamada Denki Co. Ltd. (Retailing)	675,410

		204,553,843

Luxembourg – 0.7%
125,326	ArcelorMittal (Materials)	3,890,903
2,493	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	1,418,346

		5,309,249

Netherlands – 6.6%
182,884	ABN AMRO Group NV CVA (Banks)(a)	4,980,679
46,335	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,699,609
267,163	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	6,129,395
52,635	Koninklijke DSM NV (Materials)	5,574,747
115,347	NN Group NV (Insurance)	5,148,219
15,870	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	1,356,885
985,373	Pharming Group NV (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,127,662
85,230	Randstad NV (Commercial & Professional Services)	4,549,117
56,386	Royal Dutch Shell plc Class A (Energy)	1,931,855
153,940	Royal Dutch Shell plc Class B (Energy)	5,388,911
89,953	Wolters Kluwer NV (Commercial & Professional Services)	5,607,664

		50,494,743

New Zealand – 0.3%
262,944	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	1,961,406

Norway – 2.4%
155,674	Aker BP ASA (Energy)	6,591,746
4,914	Atea ASA (Software & Services)	79,699
95,606	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,317,048
273,016	DNB ASA (Banks)	5,745,486
19,778	Entra ASA (Real Estate)(a)	284,502
179,219	Kongsberg Gruppen ASA (Capital Goods)	3,454,402
3,826	Marine Harvest ASA (Food, Beverage & Tobacco)	88,656
79,723	SpareBank 1 SR-Bank ASA (Banks)	969,627

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
4,984	Tomra Systems ASA (Commercial & Professional Services)	$ 124,313

		18,655,479

Portugal – 0.1%
9,840	Galp Energia SGPS SA (Energy)	195,106
179,158	Navigator Co. SA (The) (Materials)	877,796

		1,072,902

Russia – 0.3%
331,531	Evraz plc (Materials)	2,440,205

Singapore – 1.5%
906,000	ComfortDelGro Corp. Ltd. (Transportation)	1,610,181
557,700	Oversea-Chinese Banking Corp. Ltd. (Banks)	4,666,665
885,800	Singapore Exchange Ltd. (Diversified Financials)	4,774,086
22,700	United Overseas Bank Ltd. (Banks)	448,743

		11,499,675

Spain – 2.6%
76,966	ACS Actividades de Construccion y Servicios SA (Capital Goods)	3,268,964
24,342	Amadeus IT Group SA (Software & Services)	2,256,234
1,039,893	Banco Bilbao Vizcaya Argentaria SA (Banks)	6,593,178
887,806	CaixaBank SA (Banks)	4,037,673
107,766	Ence Energia y Celulosa SA (Materials)	1,092,261
40,053	Endesa SA (Utilities)	863,931
97,161	Repsol SA (Energy)	1,934,215

		20,046,456

Sweden – 3.4%
97,421	Alfa Laval AB (Capital Goods)	2,636,049
224,729	Arjo AB Class B (Health Care Equipment & Services)	759,852
15,164	Atlas Copco AB Class B (Capital Goods)	404,018
60,071	Axfood AB (Food & Staples Retailing)	1,124,377
27,186	Elekta AB Class B (Health Care Equipment & Services)	365,536
181,606	Essity AB Class B (Household & Personal Products)	4,558,545
7,415	Hexagon AB Class B (Technology Hardware & Equipment)	434,124
254,860	KappAhl AB (Retailing)	972,279
179,025	Kungsleden AB (Real Estate)	1,317,442
6,221	Lundin Petroleum AB (Energy)	237,127
24,585	Sandvik AB (Capital Goods)	435,259
11,191	Skandinaviska Enskilda Banken AB Class A (Banks)	124,758
194,770	SKF AB Class B (Capital Goods)	3,832,485

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
129,275	Svenska Cellulosa AB SCA Class B (Materials)	$ 1,462,019
95,513	Swedish Match AB (Food, Beverage & Tobacco)	4,882,178
65,742	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,923,276
51,713	Tethys Oil AB (Energy)	566,184
13,195	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	193,446

		26,228,954

Switzerland – 6.4%
82,412	Adecco Group AG (Registered) (Commercial & Professional Services)	4,332,181
986	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	125,698
39	Belimo Holding AG (Registered) (Capital Goods)	186,575
1,531	Bobst Group SA (Registered) (Capital Goods)	119,500
75	Conzzeta AG (Registered) (Capital Goods)	81,563
11,074	Ferguson plc (Capital Goods)	939,318
5,658	Flughafen Zurich AG (Registered) (Transportation)	1,143,257
17,868	Galenica AG (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,019,314
2,075	Georg Fischer AG (Registered) (Capital Goods)	2,350,288
79,177	Logitech International SA (Registered) (Technology Hardware & Equipment)	3,551,030
10,181	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	3,482,894
58,948	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,906,633
23,620	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,033,173
20,824	Oriflame Holding AG (Household & Personal Products)	532,210
26,023	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,292,763
262	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	121,836
29,248	Sonova Holding AG (Registered) (Health Care Equipment & Services)	5,804,793

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
222,191	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	$ 4,070,934
1,311	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	310,354
30,235	Temenos AG (Registered) (Software & Services)*	4,924,449
8,212	Zurich Insurance Group AG (Insurance)	2,589,287

		48,918,050

United Kingdom – 13.2%
15,047	AG Barr plc (Food, Beverage & Tobacco)	141,208
34,705	Ashtead Group plc (Capital Goods)	1,101,130
195	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	15,199
107,772	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,264,538
153,810	Barratt Developments plc (Consumer Durables & Apparel)	1,135,880
278,121	BP plc ADR (Energy)	12,821,378
104,425	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	749,998
176,089	Burberry Group plc (Consumer Durables & Apparel)	4,623,972
9,016	CNH Industrial NV (Capital Goods)	108,196
10,125	Computacenter plc (Software & Services)	166,962
8,562	Derwent London plc (REIT)	318,772
212,864	Diageo plc (Food, Beverage & Tobacco)	7,541,365
861,634	Direct Line Insurance Group plc (Insurance)	3,636,783
227,342	Experian plc (Commercial & Professional Services)	5,833,611
2,588	Fevertree Drinks plc (Food, Beverage & Tobacco)	121,596
287,166	Fiat Chrysler Automobiles NV (Automobiles & Components)*	5,022,250
31,631	Great Portland Estates plc (REIT)	275,565
91,640	Gulf Keystone Petroleum Ltd. (Energy)*	344,595
335,747	HSBC Holdings plc (Banks)	2,929,523
181,159	Imperial Brands plc (Food, Beverage & Tobacco)	6,303,964
1,011,437	International Consolidated Airlines Group SA (Transportation)	8,685,683
75,499	Intertek Group plc (Commercial & Professional Services)	4,911,385

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
79,545	JD Sports Fashion plc (Retailing)	$ 475,347
1,231,697	Legal & General Group plc (Insurance)	4,204,759
208,256	Man Group plc (Diversified Financials)	477,732
168,760	Mondi plc (Materials)	4,620,604
99,610	National Grid plc (Utilities)	1,028,849
15,076	Next plc (Retailing)	1,078,931
28,746	OneSavings Bank plc (Banks)	152,138
43,843	Paragon Banking Group plc (Banks)	273,457
416,300	Pearson plc (Media & Entertainment)	4,819,244
133,725	Persimmon plc (Consumer Durables & Apparel)	4,117,036
2,388	Reckitt Benckiser Group plc (Household & Personal Products)	218,144
18,430	Safestore Holdings plc (REIT)	124,826
19,709	Senior plc (Capital Goods)	80,098
98,532	Smith & Nephew plc (Health Care Equipment & Services)	1,797,682
10,118	Smiths Group plc (Capital Goods)	197,000
157,233	SSP Group plc (Consumer Services)	1,484,888
116,448	Standard Life Investment Property Income Trust Ltd. (REIT)	136,904
36,085	Unilever plc (Household & Personal Products)	1,982,298
4,408	Unilever plc ADR (Household & Personal Products)	242,308
7,618	UNITE Group plc (The) (REIT)	88,611
3,592	Victrex plc (Materials)	156,197
133,291	Vodafone Group plc ADR (Telecommunication Services)	2,892,415

		101,703,021

United States – 0.4%
31,161	Carnival plc ADR (Consumer Services)(b)	1,965,636
26,944	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	1,020,437

		2,986,073

TOTAL COMMON STOCKS (Cost $658,729,550)		$743,255,224

Units	Description	Expiration Month	Value
Right* – 0.0%
Japan – 0.0%
24,400	SAMTY Co. Ltd. (Real Estate)	11/2018	$ 110,632
(Cost $89,414)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $658,818,964)			$743,365,856

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,905,239	2.060%	$ 2,905,239
(Cost $2,905,239)

TOTAL INVESTMENTS – 97.2% (Cost $661,724,203)		$746,271,095

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		21,868,589

NET ASSETS – 100.0%		$768,139,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,130,114, which represents approximately 1.4% of net assets as of September 30, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2018:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$141,427	$—	$—
Europe	6,006,688	—	—
North America	3,511,702,731	—	—
South America	3,504,028	—	—
Investment Company	19,929,189	—	—
Securities Lending Reinvestment Vehicle	893,025	—	—
Total	$3,542,177,088	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Liabilities
Futures(b)	$(165,139)	$—	$—
Written Options Contracts	(28,847,990)	—	—
Total	$(29,013,129)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$606,611	$—
Asia	317,866	108,322,961	—
Australia and Oceania	1,829,577	34,090,702	—
Europe	22,049,134	213,718,909	—
North America	—	62,571	—
Securities Lending Reinvestment Vehicle	3,286,095	—	—
Total	$27,482,672	$356,801,754	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$25,065	$—	$—
Liabilities
Written Options Contracts	$(4,937,690)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,436,886	$—	$—
Europe	2,384,599	—	—
North America	1,658,475,810	—	—
Investment Company	3,509	—	—
Securities Lending Reinvestment Vehicle	437,475	—	—
Total	$1,665,738,279	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$88,975	$—	$—
Liabilities(b)
Futures Contracts	$(5,646)	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$250,709,404	$—
Australia and Oceania	—	60,886,531	—
Europe	21,577,524	406,840,009	—
North America	1,965,636	1,386,752	—
Securities Lending Reinvestment Vehicle	2,905,239	—	—
Total	$26,448,399	$719,822,696	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 27, 2018

*	Print the name and title of each signing officer under his or her signature.